UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
May 31, 2022
Annual
Report
Fund Name Class A Class C Class I
Nuveen Arizona Municipal Bond Fund FAZTX FZCCX NMARX
Nuveen Colorado Municipal Bond Fund FCOTX FAFKX FCORX
Nuveen Maryland Municipal Bond Fund NMDAX NACCX NMMDX
Nuveen New Mexico Municipal Bond Fund FNMTX FNCCX FNMRX
Nuveen Pennsylvania Municipal Bond Fund FPNTX FPCCX NBPAX
Nuveen Virginia Municipal Bond Fund FVATX FVCCX NMVAX

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Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 11
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries 12
Yields 31
Expense Examples 33
Report of Independent Registered Public Accounting Firm 35
Portfolios of Investments 36
Statement of Assets and Liabilities 102
Statement of Operations 104
Statement of Changes in Net Assets 105
Financial Highlights 108
Notes to Financial Statements 120
Important Tax Information 136
Additional Fund Information 137
Glossary of Terms Used in this Report 138
Annual Investment Management Agreement Approval Process 140
Liquidity Risk Management Program 147
Trustees and Officers 148

Chair’s Letter
to Shareholders
Dear Shareholders,
The first half of 2022 has been challenging for financial markets. While global economic activity began to slow from post-pandemic peaks as pent-up demand waned and crisis-era monetary and fiscal support programs were phased out, persistently high inflation and central banks’
response have contributed to heightened uncertainty about financial and economic conditions.
Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
This has necessitated more forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who now face an even more difficult task of slowing inflation without pulling their respective economies into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in June
2022 followed, bringing the target fed funds rate to a range of 1.50% to 1.75%. Additional rate hikes of these larger magnitudes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. With inflation lingering at a 40-year high and consumer sentiment indicators slumping, markets are pricing increased recession risks.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
July 22, 2022

Portfolio Managers’
Comments

Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen Maryland Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers include Michael S. Hamilton for the Nuveen Arizona Municipal Bond Fund and
Nuveen New Mexico Municipal Bond Fund, Christopher L. Drahn, CFA, for the Nuveen Colorado Municipal Bond Fund, Stephen J.
Candido, CFA, for the Nuveen Maryland Municipal Bond Fund and Nuveen Virginia Municipal Bond Fund and Paul L. Brennan, CFA,
for the Nuveen Pennsylvania Municipal Bond Fund.
Here the Funds’ portfolio managers review U.S. economic and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended May 31, 2022. For more information on the Funds’
investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and the municipal bond market during the twelve-month annual reporting period ended May 31, 2022?
After making a full recovery from the pandemic in 2021, the U.S. economy unexpectedly weakened at the start of 2022. Overall,
2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for COVID-19. In the first quarter of 2022, strong domestic consumer demand was offset by two factors: China’s lockdown to contain a domestic COVID-19 outbreak, and lingering supply chain disruptions that were exacerbated by the Russia-
Ukraine war. This reduced U.S. GDP by 1.5% on an annualized basis, according to the second estimate from the U.S. Bureau of
Economic Analysis.
The return of consumer demand in early 2022 put upward pressure on inflation. However, as supply chains remained under stress and labor shortages continued, inflation appeared to be more durable than initially expected. The U.S. Federal Reserve (Fed)
responded by reducing its pandemic-era support programs and beginning a more aggressive interest rate hiking cycle. Starting with a 0.25% hike in March 2022, the Fed followed with larger target rate increases of 0.50% in May 2022 and (after the close of this reporting period) 0.75% in June 2022. Interest rate and stock price volatility increased as markets considered whether the Fed could cool inflation without pulling the economy into a recession. While some pandemic-related risks appeared to be receding,
Russia’s invasion of Ukraine in late February 2022 caused significant economic consequences. Anticipated supply disruptions in energy, metals and grains caused inflationary pressures to rise. Downside risks to global economic growth increased, and economic sanctions from Western countries sought to block Russia’s access to the global financial system. A more uncertain outlook for inflation and economic growth also made the path toward monetary policy normalization more uncertain for the Fed and other central banks, contributing to elevated market volatility toward the end of the reporting period.
The broad municipal bond market declined over the twelve-month reporting period, primarily driven by interest rate and economic uncertainty in the second half of the reporting period. Municipal yields rose across the maturity spectrum, with a greater increase at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening. The yield curve flattened overall and shorter maturities outperformed longer maturities. Demand for municipal debt remained remarkably strong throughout 2021, but at the beginning of 2022, the municipal bond market experienced outflows. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, but widening began in the later months of the period as the market sold off.
How were the economic and market environments in Arizona, Colorado, Maryland, New Mexico, Pennsylvania and Virginia
during the twelve-month reporting period ended May 31, 2022?
Over the past few years, Arizona’s economy has generally held up better than the nation’s as the state’s pandemic-related shutdowns were relatively shorter and less strict than shutdowns in other parts of the country. Employment in Arizona fell at the start of the
COVID-19 crisis, but since then, the state has fully recouped pandemic-related job losses. As of May 2022, Arizona’s unemployment rate was 3.2% compared with 3.6% for the nation. On June 30, 2021, Governor Ducey introduced the state’s $12.8 billion general

Portfolio Managers’ Comments
(continued)

fund budget for fiscal year 2022 (July 1, 2021 to June 30, 2022), which represented an 8.5% increase over the previous budget.
Notably, the state received $4.08 billion in state and local funding under the CARES Act and $6.8 billion in state and local funding under the American Rescue Plan Act of 2021. As of May 2022, S&P and Moody’s rated Arizona at AA and Aa1, respectively, with a stable outlook. Arizona municipal bond new issuance totaled $6.8 billion for the twelve-month period ended May 31, 2022, an
11.2% decrease from the same period a year earlier.
Colorado’s economic growth coming out of the pandemic-led downturn slightly outpaced the nation’s in 2021. As of May 2022, the state’s unemployment rate was 3.5%, slightly better than the national unemployment rate of 3.6%. Through January 2022, the state had regained 98.4% of jobs lost during the pandemic. Employment in many skilled services industries now exceeds pre-pandemic levels, which is helping to fuel the state’s economic performance. General fund revenues during fiscal year 2021 (July 1, 2020 to
June 30, 2021) were $14.3 billion. Notably, the state received $2.26 billion in state and local funding under the CARES Act and $5.8 billion in state and local funding under the American Rescue Plan Act of 2021. As of May 2022, Colorado carried credit ratings of
Aa2 and AA- from Moody’s and S&P, respectively. Colorado municipal bond new issuance totaled $10.9 billion for the twelve-month period ended May 31, 2022, a 17.1% decrease from the same period a year earlier.
In 2021, Maryland’s real GDP rebounded from the pandemic-driven contraction experienced in 2020. As of May 2022, Maryland’s unemployment rate registered at 4.0%, above the national average of 3.6%. In fiscal year 2021 (July 1, 2020 to June 30, 2021), general fund revenues were 22% higher than they were in fiscal year 2020 (July 1, 2019 to June 30, 2020). Notably, the state received $2.34 billion in state and local funding under the CARES Act and $5.6 billion in state and local funding under the American
Rescue Plan Act of 2021. As of May 2022, Moody’s, S&P and Fitch rated Maryland general obligation debt at Aaa/AAA/AAA with stable outlooks. Maryland municipal bond new issuance totaled $7.6 billion for the twelve-month period ended May 31, 2022, a
32% decrease from the same period a year earlier.
New Mexico continues to recover from the pandemic-driven economic slowdown in 2020. As of May 2022, the state’s unemployment rate stood at 5.1%. Although this was higher than the national rate of 3.6%, New Mexico’s unemployment levels during the reporting period were significantly below the historical peak of 10.6% in July 2020. The state’s economy is driven by oil and gas extraction, making it sensitive to energy price volatility and federal budget changes. The recent rebound in oil and gas production activity has supplemented the state’s recovery. The state’s fiscal year 2022 (July 1, 2021 to June 30, 2022) total receipts are estimated at $9.3 billion, 4.4% higher than in fiscal year 2021. Notably, the state received $1.5 billion in state and local funding under the CARES Act and $2.5 billion in state and local funding under the American Rescue Plan Act of 2021. On April 30, 2021,
S&P revised New Mexico’s outlook from negative to stable and affirmed its AA rating for general obligation bonds. Moody’s affirmed its Aa2 with stable rating on March 22, 2022. New Mexico municipal bond new issuance totaled $1.9 billion for the twelve-month period ended May 31, 2022, a 4.7% decrease from the same period a year earlier.
Pennsylvania has the sixth-largest economy among U.S. states, based on a 2020 real GDP of $683.8 billion. The state benefits from a highly diversified economy, although it has lagged the U.S. for the better part of a decade in terms of employment, GDP and income growth. The unemployment rate as of May 2022 was 4.6% for the commonwealth, compared to 3.6% for the nation.
Pennsylvania entered the COVID-19 pandemic years with a weaker financial position than most states, given its slim budget reserve and above-average debt burden. However, the state was able to transform a deficit position to a surplus of $2.6 billion in its general fund for fiscal year 2021 (July 1, 2020, to June 30, 2021). Notably, the state received $4.96 billion in state and local funding under the CARES Act and $13.4 billion in state and local funding under the American Rescue Plan Act of 2021. As of May 2022,
Pennsylvania’s general obligation (GO) debt was rated Aa3 by Moody’s and A+ by S&P. Pennsylvania municipal bond new issuance totaled $14.7 billion for the twelve-month period ended May 31, 2022, an 18% decrease from the same period a year earlier.
Virginia’s economy recovered in 2021 after contracting in 2020 because of the pandemic. As of May 2022, the commonwealth’s unemployment rate registered 3.0%, below the national rate of 3.6%. Virginia has a history of both proactive and conservative fiscal management. The general fund posted a $3.76 billion surplus in fiscal year 2021 (July 1, 2020 to June 30, 2021) after general revenue collections were 11.4% higher than they were in fiscal year 2020 (July 1, 2019 to June 30, 2020). The total general fund balance was healthy in fiscal year 2021, at 27.2% of general fund revenues. Notably, the state received $3.3 billion in state and local funding under the CARES Act and $7.2 billion in state and local funding under the American Rescue Plan Act of 2021. As of May
2022, Moody’s, S&P and Fitch rated Virginia general obligation debt at Aaa/AAA/AAA with stable outlooks. Virginia municipal bond new issuance totaled $12.1 billion for the twelve-month period ended May 31, 2022, an 8.4% increase from the same period a year earlier.

Nuveen Arizona Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Arizona state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received substantial new investment inflows. With these proceeds, the Fund invested in attractively valued, longer-duration bonds with lower credit ratings and, as such, higher yields. When municipal bond market conditions began to deteriorate in late 2021 and early 2022, shareholder outflows increased and the Fund’s trading activity shifted toward selling bonds. Specifically, the Fund engaged in tax-loss swaps. Tax-loss swapping is a strategy to support the Fund’s income earnings and capture tax efficiencies by selling depreciated bonds with lower embedded yields to buy similar bonds with higher embedded yields.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Arizona Municipal Bond Fund underperformed the S&P Municipal Bond Arizona Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Arizona Index.
The Fund underperformed the benchmark primarily because of disadvantageous duration positioning. The Fund was invested with an overweight in longer-duration bonds, specifically those with durations of eight years and longer. These bonds detracted because they generally are more sensitive to rising interest rates. Some of the Fund’s notable individual relative detractors this reporting period were long-duration bonds, such as prepaid gas bonds from Salt Verde Financial Corporation, which were still held in the
Fund at the end of the reporting period because they were originally purchased at substantially higher yields than available in today’s market.
Partially offsetting the relative detractors was the Fund’s favorable credit quality positioning. The Fund’s selection in certain non-
investment grade bond tiers, including BB-rated bonds, contributed to relative performance. These bonds’ comparatively high coupons helped cushion them against rising rates, which as a result allowed them to broadly outpace higher-quality securities.
Nuveen Colorado Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Colorado state, and in some cases, local income taxes as is consistent with preservation of capital.
As municipal market conditions weakened and shareholder redemptions increased in the second half of the reporting period, the
Fund’s primary focus shifted to the selling of bonds with an emphasis on positions with low book yields and tax losses. The Fund also increasingly engaged in tax-loss swapping. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s earnings and provide tax efficiencies. New bond purchases during the reporting period favored issues with larger coupons because their higher income and reduced interest rate sensitivity were deemed attractive.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Colorado Municipal Bond Fund underperformed the S&P Municipal Bond Colorado Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Colorado Index.
The primary detractor to relative performance was the Fund’s overweight to longer-duration securities, and in particular to bonds with durations ranging from 6 to 10 years. These bonds detracted because they generally are more sensitive to rising interest rates. More modest negative relative performance factors included overweights to hospital bonds and water/sewer bonds, two underperforming categories, and an underweight to outperforming shorter-duration pre-refunded bonds.

Portfolio Managers’ Comments
(continued)

Partially offsetting the Fund’s relative detractors was an underweight in lower-coupon bonds. These bonds tend to be more sensitive to interest rate changes, so they underperformed as interest rates rose during the reporting period. As a result, maintaining reduced exposure to lower-coupon bonds in the Fund contributed to relative performance. Another modest performance contribution came from an overweight and individual security selection in the Colorado metropolitan district sector.
Nuveen Maryland Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Maryland state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received new investment inflows. The municipal investment team primarily invested these proceeds in areas of the marketplace with ample supply and comparatively attractive valuations. The Fund purchased higher yielding bonds from market segments in which supply was more constrained. In late 2021 and early 2022, when weakening municipal market conditions triggered shareholder outflows, the Fund engaged in tax-loss swaps. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the
Fund’s earnings and provide tax efficiencies. Subsequent purchases focused on issuers that infrequently came to market with newly issued bonds, as well as higher yielding names on the secondary market that were trading at attractive valuations.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Maryland Municipal Bond Fund underperformed the S&P Municipal Bond Maryland Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Maryland Index.
The Fund’s underperformance stemmed from its duration positioning, along with its credit quality and sector allocations. The Fund was underweight in bonds with durations of four years and shorter, which was the best-performing market segment. The Fund was also overweight in bonds with durations of six to eight years, which lagged the index. The Fund’s credit quality allocation also detracted from relative performance. Specifically, the Fund was overweight bonds rated A and BBB, which broadly lagged most other credit quality tiers. Additionally, the Fund’s overweight in the housing, health care and transportation sectors detracted from relative performance.
Partially offsetting the Fund’s relative detractors were holdings in bonds issued by the Maryland Purple Line, a suburban Washington,
D.C. light-rail project. Early in the reporting period, the Fund held certain Purple Line bonds that had fallen into default. The issuer paid off these Fund holdings in late 2021, which contributed to relative performance. When the light rail project returned to the market for new financing in early spring, the investment team purchased newly issued Purple Line bonds, and these securities subsequently outperformed the index through the end of the reporting period. Additionally, holdings in select short-duration, higher yielding securities also boosted the Fund’s relative results, particularly tobacco bonds from Guam and Puerto Rico.
Nuveen New Mexico Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, New Mexico state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received substantial new investment inflows. With these proceeds, the Fund invested in attractively valued, longer-duration bonds with higher yields and lower credit quality. When municipal bond market conditions began to deteriorate in late 2021 and early 2022, shareholder outflows increased, and the Fund’s trading activity shifted toward selling bonds. Specifically, the Fund engaged in tax-loss swaps. Tax-loss swapping is a strategy to support the Fund’s income earnings and capture tax efficiencies by selling depreciated bonds with lower embedded yields to buy similar bonds with higher embedded yields.

How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen New Mexico Municipal Bond Fund underperformed the S&P Municipal Bond New Mexico Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond New Mexico Index.
The primary detractor to relative performance was the Fund’s overweight to longer-duration bonds, specifically those with durations of eight years and longer. These bonds detracted because they generally are more sensitive to rising interest rates. The Fund’s overweight in San Juan Regional Medical Center bonds issued through the New Mexico State Hospital Equipment Loan Council was a top individual detractor, given these securities’ longer-duration profile and broad investor concern about health care systems during the reporting period. Given their overall positive fundamentals and in-state issuance, these bonds continued to be held in the Fund at the end of the reporting period.
Partially offsetting the Fund’s relative detractors was its credit quality positioning. The Fund’s overweight in certain non-investment grade bond tiers, particularly non-rated securities and bonds rated BB, contributed to relative performance. These bonds’
comparatively high coupons helped cushion them against rising rates, which as a result allowed them broadly to outpace higher-
quality securities.
Nuveen Pennsylvania Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Pennsylvania state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the municipal investment team prioritized shorter-maturity investments to prevent the
Fund’s duration, which already was somewhat longer than the benchmark, from extending further. When proceeds were available to invest, the investment team purchased new bonds across various sectors and credit quality segments. In late 2021 and the first quarter of 2022, the municipal investment team allowed cash to build, both because valuations in the marketplace were at a relative high point and because maintaining slightly more cash helped keep the Fund’s duration closer to the municipal investment team’s desired level. Having more cash than usual helped the Fund’s relative performance as interest rates rose. Late in the reporting period, when the Fund needed to liquidate bonds to meet investment outflows, the Fund prioritized selling higher-quality bonds due to higher demand for these issues.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Pennsylvania Municipal Bond Fund performed in line with the S&P Municipal Bond Pennsylvania
Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Pennsylvania Index.
The Fund’s most notable contributor to relative performance was the stock of Energy Harbor, which was still held in the Fund at the end of the reporting period. This equity position came into the portfolio in 2020 as part of the bankruptcy restructuring of
FirstEnergy Solutions, the predecessor of Energy Harbor and a former Fund holding. Energy Harbor’s shares rose meaningfully during the reporting period given strong demand for energy generation as the economy reopened. Another noteworthy relative contributor was the Fund’s overweight to lower rated bonds, particularly those rated below investment grade, which benefited disproportionately from a fuller reopening of the economy. Further adding to relative performance was the Fund’s overweight in higher education and pre-refunded bonds, two categories that outperformed the benchmark.
The Fund’s contributors to relative performance were largely offset by unfavorable duration positioning. Because the Fund’s duration was slightly longer than that of the index, the portfolio was more sensitive to the negative effects of rising interest rates. This was particularly evident in the housing and health care sectors. In both categories, the Fund had comparatively more exposure to longer-
duration securities and these bonds’ higher durations proved detrimental for relative performance as interest rates rose.
During the current fiscal period, the Fund used Municipal Market Data (MMD) interest rate locks and U.S. Treasury futures as part of an overall portfolio construction strategy to manage the portfolio duration and yield curve exposure. The MMD interest rate locks and futures contracts performed as expected to manage duration. Long-term interest rates generally rose during the period and both the MMD interest rate locks and futures contracts had a negligible impact on relative performance.

Portfolio Managers’ Comments
(continued)

Nuveen Virginia Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Virginia state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received substantial new investment inflows. To generate income, the Fund invested these proceeds in higher yielding securities with longer durations and lower credit ratings. When weakening municipal market conditions triggered shareholder outflows from both the municipal market and the Fund in late 2021 and early 2022, the
Fund engaged in tax-loss swaps. Tax-loss swapping is a strategy to support the Fund’s income earnings and capture tax efficiencies by selling depreciated bonds with lower embedded yields to buy similar bonds with higher embedded yields. The Fund’s purchases during the reporting period included higher yielding bonds available on the secondary market, including Puerto Rico general obligation debt and securities from New Kent City Center, a Richmond mixed-use project and newly issued toll road bonds.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Virginia Municipal Bond Fund underperformed the S&P Municipal Bond Virginia Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Virginia Index.
The Fund’s underperformance was driven primarily by an underweight to shorter-duration securities, particularly bonds with durations of four years and shorter, which was the best-performing market segment in the second half of the reporting period as interest rates rose. An overweight in bonds with durations of six to eight years, an underperforming segment, also detracted. An additional detractor was the Fund’s overweight to bonds rated A and BBB, which broadly lagged most other credit quality tiers.
From a sector perspective, the Fund’s overweight in the health care and transportation sectors was also a detractor to relative results.
Partially offsetting the Fund’s relative detractors were overweights to Virginia tobacco bonds and securities from Marymount
University. Both of these holdings, which were still held in the Fund at the end of the reporting period, outperformed the benchmark because of their higher coupons and shorter durations. An overweight to toll road issuers whose debt was pre-refunded during the reporting period also contributed to relative performance, given these securities’ outperformance of the index. The Fund further benefited from purchases of Puerto Rico general obligation bonds, as the securities rallied strongly through the end of the reporting period.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results.
Investment returns and principal value will
fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Arizona Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against S&P Municipal Bond Arizona Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 10/29/86 (7.46)% 1.55% 2.36% 0.82%
Class A Shares at maximum Offering Price 10/29/86 (11.36)% 0.69% 1.92% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Arizona Index — (5.48)% 1.80% 2.63% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/03/97 (7.25)% 1.75% 2.56% 0.62%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (8.12)% 0.75% 1.92% 1.62%
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries May 31, 2022
(continued)
Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .8%
Other Assets Less Liabilities 0.2%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Arizona 94.9%
Puerto Rico 2.7%
Guam 1.5%
Virgin Islands 0.9%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 24.6%
Tax Obligation/Limited 21.3%
Utilities 15.9%
Tax Obligation/General 15.7%
Health Care 11.2%
Transportation 5.8%
U.S. Guaranteed 3.0%
Other 2.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.1%
AAA 8.9%
AA 54.0%
A 16.4%
BBB 4.3%
BB or Lower 3.2%
N/R (not rated) 12.1%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Arizona personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Colorado Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against S&P Municipal Bond Colorado Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 5/04/87 (7.26)% 1.78% 2.83% 0.77%
Class A Shares at maximum Offering Price 5/04/87 (11.18)% 0.91% 2.39% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Colorado Index — (6.26)% 2.23% 3.18% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/25/97 (7.07)% 1.98% 3.03% 0.57%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (8.03)% 0.97% 2.27% 1.57%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
May 31, 2022 (continued)
Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 98 .1%
Other Assets Less Liabilities 1.9%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Colorado 99.1%
Puerto Rico 0.9%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 34.6%
Health Care 15.0%
Utilities 13.4%
Tax Obligation/General 12.1%
U.S. Guaranteed 7.9%
Education and Civic
Organizations 7.8%
Transportation 6.0%
Other 3.2%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 7.9%
AAA 1.2%
AA 53.0%
A 12.3%
BBB 9.2%
BB or Lower 2.7%
N/R (not rated) 13.7%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Colorado personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Maryland Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against S&P Municipal Bond Maryland Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 (7.27)% 1.41% 2.12% 0.80%
Class A Shares at maximum Offering Price 9/07/94 (11.18)% 0.55% 1.69% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Maryland Index — (5.76)% 1.45% 2.13% —
Lipper Maryland Municipal Debt Funds Classification Average — (6.65)% 1.09% 1.67% —
Class I Shares 2/28/92 (7.06)% 1.61% 2.34% 0.60%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (7.98)% 0.60% 1.85% 1.60%
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries May 31, 2022
(continued)
Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 97 .9%
Common Stocks 0 .1%
Other Assets Less Liabilities 2.0%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Maryland 81.1%
Puerto Rico 5.6%
District of Columbia 3.3%
Guam 2.6%
California 2.1%
Pennsylvania 1.2%
New York 1.1%
Virgin Islands 1.0%
Texas 0.9%
New Jersey 0.4%
Virginia 0.4%
Ohio 0.3%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 19.7%
Health Care 13.2%
Tax Obligation/General 12.5%
Transportation 10.8%
Housing/Multifamily 9.7%
Education and Civic
Organizations 7.6%
Utilities 6.1%
U.S. Guaranteed 6.1%
Other 14.2%
Common Stocks 0.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.9%
AAA 12.7%
AA 23.6%
A 19.5%
BBB 11.8%
BB or Lower 7.1%
N/R (not rated) 19.3%
N/A (not applicable) 0.1%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Maryland personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen New Mexico Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against S&P Municipal Bond New Mexico Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/16/92 (6.35)% 1.52% 1.96% 0.85%
Class A Shares at maximum Offering Price 9/16/92 (10.28)% 0.65% 1.52% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond New Mexico Index — (4.76)% 1.47% 2.01% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/24/97 (6.20)% 1.73% 2.17% 0.65%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (7.08)% 0.73% 1.71% 1.65%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
May 31, 2022 (continued)
Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 97 .8%
Other Assets Less Liabilities 2.2%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New Mexico 86.1%
Puerto Rico 3.8%
Guam 3.7%
Virgin Islands 2.6%
Arizona 1.2%
Minnesota 1.1%
Washington 0.8%
California 0.6%
Ohio 0.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 37.0%
Utilities 27.1%
Tax Obligation/General 10.1%
Health Care 9.8%
Education and Civic
Organizations 5.4%
Housing/Single Family 4.1%
U.S. Guaranteed 3.8%
Other 2.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.1%
AAA 26.8%
AA 37.9%
A 7.2%
BBB 5.1%
BB or Lower 3.0%
N/R (not rated) 16.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Mexico personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against S&P Municipal Bond Pennsylvania Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 10/29/86 (6.02)% 2.07% 2.80% 0.77%
Class A Shares at maximum Offering Price 10/29/86 (9.96)% 1.20% 2.37% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Pennsylvania Index — (6.03)% 2.09% 2.87% —
Lipper Pennsylvania Municipal Debt Funds Classification Average — (7.08)% 1.53% 2.25% —
Class I Shares 2/03/97 (5.83)% 2.27% 3.01% 0.57%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (6.71)% 1.25% 2.28% 1.57%
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries May 31, 2022
(continued)
Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 95 .2%
Common Stocks 4 .0%
Other Assets Less Liabilities 0.8%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Pennsylvania 98.6%
New Jersey 0.8%
Puerto Rico 0.6%
Total 100%
Portfolio Composition
2
(% of total investments)
Health Care 20.2%
Tax Obligation/General 18.6%
Education and Civic
Organizations 11.8%
Housing/Single Family 10.1%
Utilities 7.8%
Transportation 7.6%
U.S. Guaranteed 6.7%
Other 13.2%
Common Stocks 4.0%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.7%
AAA 0.8%
AA 39.8%
A 27.1%
BBB 6.8%
BB or Lower 3.6%
N/R (not rated) 11.2%
N/A (not applicable) 4.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Pennsylvania personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Virginia Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against S&P Municipal Bond Virginia Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 3/27/86 (7.68)% 1.40% 2.26% 0.77%
Class A Shares at maximum Offering Price 3/27/86 (11.55)% 0.53% 1.82% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Virginia Index — (5.65)% 1.64% 2.44% —
Lipper Virginia Municipal Debt Funds Classification Average — (7.28)% 1.02% 1.77% —
Class I Shares 2/03/97 (7.50)% 1.59% 2.45% 0.57%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (8.42)% 0.59% 1.91% 1.57%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
January 31, 2022 (continued)
Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 103 .0%
Common Stocks 0 .1%
Other Assets Less Liabilities (3.1)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Virginia 75.2%
District of Columbia 12.1%
Puerto Rico 5.3%
Guam 3.2%
Virgin Islands 1.1%
Pennsylvania 1.1%
California 1.0%
Texas 0.6%
Colorado 0.3%
New York 0.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 22.3%
Tax Obligation/Limited 21.4%
Health Care 13.1%
Education and Civic
Organizations 10.2%
U.S. Guaranteed 9.6%
Utilities 9.2%
Tax Obligation/General 5.5%
Other 8.6%
Common Stocks 0.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 8.1%
AAA 7.8%
AA 39.4%
A 11.9%
BBB 6.6%
BB or Lower 5.5%
N/R (not rated) 20.6%
N/A (not applicable) 0.1%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Virginia personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Yields
as of May 31, 2022

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Arizona Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.06% 1.34% 2.38%
SEC 30-Day Yield 2.58% 1.91% 2.89%
Taxable-Equivalent Yield (45.3%)
2
4.72% 3.49% 5.28%
Nuveen Colorado Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.00% 1.28% 2.33%
SEC 30-Day Yield 2.66% 1.99% 2.97%
Taxable-Equivalent Yield (45.4%)
2
4.87% 3.64% 5.44%
Nuveen Maryland Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.22% 1.49% 2.55%
SEC 30-Day Yield 2.72% 2.06% 3.03%
Taxable-Equivalent Yield (46.6%)
2
5.05% 3.82% 5.62%
Nuveen New Mexico Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.22% 1.52% 2.55%
SEC 30-Day Yield 2.47% 1.79% 2.76%
Taxable-Equivalent Yield (46.7%)
2
4.62% 3.34% 5.16%
Nuveen Pennsylvania Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.07% 1.37% 2.40%
SEC 30-Day Yield 2.50% 1.83% 2.81%
Taxable-Equivalent Yield (43.9%)
2
4.45% 3.26% 5.01%

Nuveen Virginia Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.07% 1.37% 2.40%
SEC 30-Day Yield 2.53% 1.87% 2.84%
Taxable-Equivalent Yield (46.6%)
2
4.72% 3.49% 5.30%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended May 31, 2022.
The beginning of the period is December 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Arizona Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 917.38 $ 914.40 $ 918.55
Expenses Incurred During the Period $ 3.82 $ 7.64 $ 2.87
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.94 $ 1,016.95 $ 1,021.94
Expenses Incurred During the Period $ 4.03 $ 8.05 $ 3.02
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Colorado Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 921.18 $ 918.04 $ 922.14
Expenses Incurred During the Period $ 3.69 $ 7.51 $ 2.73
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.09 $ 1,017.10 $ 1,022.09
Expenses Incurred During the Period $ 3.88 $ 7.90 $ 2.87
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Maryland Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 920.10 $ 915.91 $ 921.15
Expenses Incurred During the Period $ 3.78 $ 7.59 $ 2.83
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.99 $ 1,017.00 $ 1,021.99
Expenses Incurred During the Period $ 3.98 $ 8.00 $ 2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen New Mexico Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 930.92 $ 927.27 $ 931.46
Expenses Incurred During the Period $ 4.09 $ 7.93 $ 3.13
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.69 $ 1,016.70 $ 1,021.69
Expenses Incurred During the Period $ 4.28 $ 8.30 $ 3.28
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.85%, 1.65% and 0.65% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Pennsylvania Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 923.51 $ 920.28 $ 924.39
Expenses Incurred During the Period $ 3.69 $ 7.52 $ 2.73
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.09 $ 1,017.10 $ 1,022.09
Expenses Incurred During the Period $ 3.88 $ 7.90 $ 2.87
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Virginia Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 918.92 $ 915.13 $ 918.92
Expenses Incurred During the Period $ 3.68 $ 7.50 $ 2.73
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.09 $ 1,017.10 $ 1,022.09
Expenses Incurred During the Period $ 3.88 $ 7.90 $ 2.87
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Multistate Trust I and Shareholders of Nuveen Arizona
Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal
Bond Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond
Fund and Nuveen Virginia Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal Bond
Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia
Municipal Bond Fund (six of the funds constituting Nuveen Multistate Trust I, hereafter collectively referred to as the
"Funds") as of May 31, 2022, the related statements of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2022 and each of the financial highlights for each of the five years in the period ended May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Arizona Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.8%
MUNICIPAL BONDS - 99.8%
Education and Civic Organizations - 24.5%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 AA $ 1,075,350
500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 AA 527,915
1,620 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 AA 1,782,113
Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C:
300 5.000%, 7/01/43 7/31 at 100.00 AA 342,228
225 4.000%, 7/01/44 7/31 at 100.00 AA 231,437
300 4.000%, 7/01/45 7/31 at 100.00 AA 307,932
250 4.000%, 7/01/46 7/31 at 100.00 AA 256,105
635 Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 Aa3 649,326
940 Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 Aa3 974,724
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 1,582,695
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 Aa2 1,346,575
Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2021A:
1,000 5.000%, 6/01/42 6/31 at 100.00 Aa2 1,159,370
2,220 5.000%, 6/01/43 6/31 at 100.00 Aa2 2,567,630
500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Series 2019A, 5.000%, 6/01/38
6/29 at 100.00 Aa2 566,980
215 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 BB 221,484
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 AA- 233,607
25 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB 25,641
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 AA- 322,245
705 5.000%, 7/01/47 7/27 at 100.00 AA- 748,604
150 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 152,209
230 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37, 144A
11/27 at 100.00 N/R 214,864
565 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas, Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/51, 144A
12/29 at 100.00 BB 494,019
1,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 AA- 1,216,217
95 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call BB 95,379

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 AA- $ 144,877
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series
2017A, 5.000%, 3/01/48
9/27 at 100.00 AA- 822,004
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, GreatHearts Arizona Projects,
Series 2021A:
125 5.000%, 7/01/28 No Opt. Call AA- 139,010
125 5.000%, 7/01/29 No Opt. Call AA- 140,255
130 5.000%, 7/01/30 No Opt. Call AA- 146,789
125 5.000%, 7/01/31 No Opt. Call AA- 141,688
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 BB+ 537,025
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 BB+ 538,395
105 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds, Pensar Academy Project, Series 2020, 4.000%,
7/01/30, 144A
7/28 at 100.00 BB- 100,922
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A,
5.000%, 10/01/45
10/29 at 100.00 BBB+ 3,201,045
1,160 Industrial Development Authority, Pima County, Arizona, Education
Revenue Bonds, Center for Academic Success Project, Refunding Series
2019, 5.000%, 7/01/37
7/29 at 100.00 BBB 1,225,169
735 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/41, 144A
7/29 at 100.00 N/R 634,658
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 AA- 155,472
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C,
5.000%, 7/01/48
7/27 at 100.00 AA- 222,673
780 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/43
1/30 at 100.00 AA- 849,100
Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools
Projects, Series 2019A:
750 5.000%, 7/01/39 7/29 at 100.00 AA- 818,115
335 5.000%, 7/01/49 7/29 at 100.00 AA- 360,638
570 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 N/R 515,394
380 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%,
7/01/47, 144A
7/26 at 100.00 BB+ 383,188
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 Baa3 861,118
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
4.000%, 7/01/50
1/30 at 100.00 A2 2,984,190
775 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 AA- 838,349
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
695 5.000%, 6/01/40 6/24 at 100.00 A+ 721,097

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 800 Northern Arizona University, System Revenue Bonds, Refunding Series
2015, 5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 AA $ 850,720
1,000 Northern Arizona University, System Revenue Bonds, Refunding Series
2020B, 5.000%, 6/01/39 - BAM Insured
6/30 at 100.00 AA 1,118,020
25 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 25,312
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Choice Academies Charter Schools Project, Series
2012, 5.625%, 9/01/42
9/22 at 100.00 BB 401,004
690 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%,
7/01/43
7/22 at 100.00 BB+ 690,145
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 BBB- 409,708
220 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/35, 144A
7/25 at 100.00 BB+ 225,091
350 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41, 144A
7/26 at 100.00 BB+ 358,802
610 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 605,803
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Villa Montessori, Inc.
Projects, Series 2015:
80 3.250%, 7/01/25 No Opt. Call BBB- 79,823
750 5.000%, 7/01/35 7/25 at 100.00 BBB- 777,383
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A,
5.000%, 7/01/43
7/28 at 100.00 AA- 859,696
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 A3 1,064,500
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
100 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 91,481
320 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 282,688
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 BB- 101,664
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 25,537
75 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.125%, 2/01/28, 144A
No Opt. Call N/R 81,017
250 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 253,717
145 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 AA 157,960
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 AA 491,272
250 Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State
University Project, Series 2008, 5.000%, 7/01/22
No Opt. Call AA- 250,785
500 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34, 144A
3/25 at 100.00 BB+ 507,000
41,085 Total Education and Civic Organizations 43,284,948

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 11.2%
$ 1,510 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 A+ $ 1,553,911
Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County
Regional Medical Center, Series 2020A:
105 4.000%, 9/01/36 9/30 at 100.00 A1 106,967
890 4.000%, 9/01/38 9/30 at 100.00 A1 913,060
405 4.000%, 9/01/39 9/30 at 100.00 A1 414,760
250 4.000%, 9/01/46 9/30 at 100.00 A1 249,188
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A:
1,100 3.000%, 2/01/39 2/30 at 100.00 AA- 1,007,963
1,400 5.000%, 2/01/40 2/30 at 100.00 AA- 1,518,412
1,560 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2021A, 4.000%, 2/01/39
2/32 at 100.00 AA- 1,599,172
600 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 A+ 645,426
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 AA- 1,874,355
2,000 5.000%, 1/01/35 1/27 at 100.00 AA- 2,125,600
1,145 5.000%, 1/01/38 1/27 at 100.00 AA- 1,213,448
1,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%,
1/01/45
7/30 at 100.00 AA- 1,005,130
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
560 4.000%, 4/01/41 4/31 at 100.00 A 567,420
1,350 4.000%, 4/01/46 4/31 at 100.00 A 1,349,770
295 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series
2016, 5.000%, 8/01/36
8/26 at 100.00 A+ 310,452
750 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A+ 778,380
Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical
Center, Series 2019:
815 5.000%, 8/01/39 8/29 at 100.00 A+ 881,194
1,060 4.000%, 8/01/43 8/29 at 100.00 A+ 1,073,070
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 A 518,755
19,045 Total Health Care 19,706,433
Housing/Multifamily - 0.4%
500 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 5.000%, 6/01/38 - BAM Insured
6/29 at 100.00 AA 556,590
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56, 144A
10/29 at 103.00 N/R 161,010
750 Total Housing/Multifamily 717,600
Long-Term Care - 2.1%
120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R 98,219
1,000 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/41
5/26 at 103.00 BBB- 1,021,750
920 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 792,552

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 N/R $ 1,208,992
530 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A
10/27 at 100.00 N/R 531,378
4,065 Total Long-Term Care 3,652,891
Tax Obligation/General - 15.7%
550 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding
Series 2017, 5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 AA 612,112
765 Dysart Unified School District Number 89, Maricopa County, Arizona,
General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27
7/24 at 100.00 AAA 808,360
425 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30
7/23 at 100.00 Aaa 442,795
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 Aaa 1,074,420
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 -
AGM Insured
7/27 at 100.00 AA 1,667,130
810 Maricopa County Elementary School District 68, Alhambra, Arizona,
General Obligation Bonds, Project of 2017, Series 2019B, 4.000%,
7/01/39
7/28 at 100.00 AA 845,608
675 Maricopa County Elementary School District 83 Cartwright, Arizona,
General Obligation Bonds, School Improvement, Project 2020, Series
202A, 4.000%, 7/01/38 - AGM Insured
7/30 at 100.00 AA 714,501
Maricopa County School District 14 Creighton Elementary,
Arizona, General Obligation Bonds, School Improvement
Series 2021C:
1,045 4.000%, 7/01/34 7/31 at 100.00 N/R 1,145,518
1,170 4.000%, 7/01/35 7/31 at 100.00 N/R 1,251,514
1,065 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 Aa1 1,196,858
370 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 Aa1 411,969
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B,
4.000%, 7/01/40
7/29 at 100.00 Aaa 623,598
1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 Aa3 1,174,383
1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 -
BAM Insured
7/27 at 100.00 AA 1,111,420
265 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, Improvement Second Series 2020, 4.000%,
7/01/40
7/29 at 100.00 AAA 274,577
Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2015, Series 2021E:
500 3.000%, 7/01/39 7/30 at 100.00 AAA 471,905
275 3.000%, 7/01/40 7/30 at 100.00 AAA 258,035
1,000 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2020, 4.000%,
7/01/38
7/29 at 100.00 Aa1 1,048,820
860 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011
Series 2017E, 5.000%, 7/01/35
7/27 at 100.00 AAA 957,550
2,000 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AAA 2,226,860
260 Mesa, Arizona, General Obligation, Series 2020, 3.000%, 7/01/33 7/30 at 100.00 AAA 260,673

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 A1 $ 832,057
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 AA- 768,267
335 Pima County Continental Elementary School District 39, Arizona, General
Obligation Bonds, Series 2011A, 6.000%, 7/01/30 - AGM Insured
7/22 at 100.00 AA 344,052
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 AA 1,184,760
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
7/23 at 100.00 AA 515,645
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 -
AGM Insured
7/25 at 100.00 AA 805,815
750 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series 2019E,
4.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA 787,815
600 Pinal County Community College District, Pinal County, Arizona, General
Obligation Bonds, Refunding Series 2021, 3.000%, 7/01/36
1/31 at 100.00 AA- 581,160
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 AA 882,728
950 Tempe, Arizona, General Obligation Bonds, Series 2021, 5.000%, 7/01/39 7/31 at 100.00 AAA 1,112,526
500 Tucson, Arizona, General Obligation Bonds, 2018-A Series 2020, 4.000%,
7/01/33
7/29 at 100.00 AA+ 541,175
Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project 2012, Series2014B:
360 4.500%, 7/01/33 7/24 at 100.00 AA- 375,491
335 4.500%, 7/01/34 7/24 at 100.00 AA- 349,207
25,630 Total Tax Obligation/General 27,659,304
Tax Obligation/Limited - 21.3%
100 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 104,605
330 Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose
Stadium Facility Project, Refunding Senior Series 2012A, 5.000%,
7/01/36
7/22 at 100.00 A1 331,026
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 AA 125,324
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 AA 1,070,420
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 N/R 454,998
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 N/R 627,203
95 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30 - RAAI Insured
7/25 at 100.00 AA 541,075
450 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R 457,398
500 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 AA 546,650
1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 1,087,490
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 AA 1,361,633
650 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/41 - BAM Insured
7/31 at 100.00 N/R 680,797

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 143 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
7/23 at 100.00 N/R $ 143,439
299 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 N/R 296,772
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021,
3.250%, 7/01/35
7/30 at 100.00 N/R 432,570
Eastmark Community Facilities District 2, Mesa, Arizona,
General Obligation Bonds, Series 2020:
315 4.000%, 7/15/30 No Opt. Call N/R 321,410
480 4.000%, 7/15/35 7/30 at 100.00 N/R 462,187
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 AA 49,880
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
7/22 at 100.00 AA 346,504
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 AA 792,525
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 291,008
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 AA 1,539,675
240 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017,
5.200%, 7/01/37
7/27 at 100.00 N/R 235,565
1,000 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
1/23 at 100.00 AA 1,004,980
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
1,170 4.000%, 7/15/32 7/26 at 100.00 A1 1,217,631
470 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 478,587
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 AA 179,253
Mesa, Arizona, Excise Tax Revenue Obligations, Series 2020:
500 3.000%, 7/01/39 7/30 at 100.00 AA+ 471,905
115 4.000%, 7/01/40 7/30 at 100.00 AA+ 120,080
810 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%,
12/01/36
12/22 at 100.00 A 819,728
500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 AA 524,895
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/38
8/28 at 100.00 AA 1,568,910
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,250 4.550%, 7/01/40 7/28 at 100.00 N/R 1,266,188
1,000 0.000%, 7/01/46 7/28 at 41.38 N/R 304,270
1,350 4.750%, 7/01/53 7/28 at 100.00 N/R 1,358,235
681 5.000%, 7/01/58 7/28 at 100.00 N/R 694,082
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016:
520 4.000%, 8/01/33 8/26 at 100.00 AA 547,149
560 4.000%, 8/01/35 8/26 at 100.00 AA 587,020
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 AA 846,351
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020:
1,915 4.000%, 8/01/38 8/30 at 100.00 AA 2,013,967
2,500 4.000%, 8/01/45 8/30 at 100.00 AA 2,569,225

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
San Luis, Arizona, Pledged Excise Tax Revenue Bonds,
Refunding Series2014A:
$ 600 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 AA $ 631,872
900 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 AA 946,683
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015,
5.000%, 7/01/30
7/25 at 100.00 AA+ 871,131
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016,
5.000%, 7/01/31
7/26 at 100.00 AAA 661,200
940 Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding
Series 2012, 5.000%, 7/01/37
7/22 at 100.00 AAA 942,961
Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A:
55 4.000%, 10/01/22 - AGM Insured No Opt. Call AA 55,323
1,005 5.000%, 10/01/32 - AGM Insured 10/22 at 100.00 AA 1,012,356
1,090 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A
7/22 at 100.00 N/R 1,093,226
2,260 Yavapai County Jail District, Arizona, Pledged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 AA 2,348,886
37,093 Total Tax Obligation/Limited 37,509,015
Transportation - 5.8%
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 A1 708,713
1,315 5.000%, 7/01/45 7/25 at 100.00 A1 1,385,655
2,425 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 2,667,548
1,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Refunding Senior Lien Series 2013, 5.000%, 7/01/30, (AMT)
7/23 at 100.00 Aa3 1,024,680
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A:
1,000 5.000%, 7/01/37, (AMT) 7/27 at 100.00 Aa3 1,072,220
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa3 1,066,420
Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 A3 1,127,960
1,090 5.000%, 7/01/39 7/29 at 100.00 A3 1,209,878
9,500 Total Transportation 10,263,074
U.S. Guaranteed - 2.9% (5)
590 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA- 619,370
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 AA 283,302
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
110 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 N/R 117,922
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.250%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 518,500
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
430 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 N/R 455,323
1,040 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 AAA 1,105,728
1,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2015, 5.000%, 7/01/35, (Pre-refunded 7/01/25)
7/25 at 100.00 AAA 1,089,010
880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 AAA 1,000,921
4,800 Total U.S. Guaranteed 5,190,076

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 15.9%
$ 650 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 A+ $ 655,863
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 AA+ 1,394,174
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 AA 854,259
875 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/49 - AGM Insured
7/29 at 100.00 AA 898,432
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 540,645
735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 788,706
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 797,818
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 AA 483,489
800 Mesa, Arizona, Utility System Revenue Bonds, Series 2019A, 5.000%,
7/01/43
7/29 at 100.00 Aa2 901,304
Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
510 4.000%, 7/01/42 7/30 at 100.00 Aa2 530,767
500 4.000%, 7/01/43 7/30 at 100.00 Aa2 519,200
1,000 3.000%, 7/01/44 7/30 at 100.00 Aa2 895,730
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 AA+ 618,398
650 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA 755,183
1,325 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 AAA 1,521,352
1,000 Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A,
5.000%, 7/01/27
7/22 at 100.00 AA 1,002,960
305 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 A+ 332,017
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 1,074,110
Salt River Project Agricultural Improvement and Power
District, Arizona, Electric System Revenue Bonds,
Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 AA+ 535,420
1,000 5.000%, 12/01/45 6/25 at 100.00 AA+ 1,064,580
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%,
1/01/38
1/27 at 100.00 AA+ 1,100,040
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39
1/30 at 100.00 AA+ 1,048,080
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call A3 2,039,289
2,400 Tempe, Arizona, Water and Sewer Revenue Bonds, Series 2021, 5.000%,
7/01/39
7/31 at 100.00 AA+ 2,800,152
735 Yuma County Industrial Development Authority, Arizona, Exempt Revenue
Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%,
12/01/37, (AMT)
7/22 at 100.00 N/R 637,443
1,000 Yuma Municipal Property Corporation, Arizona, Utility System Revenue
Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28
7/25 at 100.00 AA- 1,079,670
3,000 Yuma, Arizona, Utilities System Revenue Bonds, Series 2021, 4.000%,
7/01/40 - BAM Insured
7/31 at 100.00 N/R 3,122,730
26,160 Total Utilities 27,991,811
$ 168,128 Total Long-Term Investments (cost $181,991,862) 175,975,152
Other Assets Less Liabilities - 0.2% 301,182
Net Assets - 100% $ 176,276,334

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.1%
MUNICIPAL BONDS - 98.1%
Consumer Discretionary - 0.7%
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
$ 500 5.000%, 12/01/29 12/26 at 100.00 Baa2 $ 533,170
1,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,052,350
2,000 5.000%, 12/01/35 12/26 at 100.00 Baa2 2,089,100
3,500 Total Consumer Discretionary 3,674,620
Education and Civic Organizations - 7.7%
Colorado Educational and Cultural Facilities Authority
Charter School Revenue Bonds, Monument Academy
Charter School Project, Refunding Series 2014:
290 4.000%, 10/01/24 No Opt. Call A+ 299,610
720 3.625%, 10/01/29 10/24 at 100.00 A+ 721,721
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Aspen Ridge School
Project, Series 2015A:
500 5.000%, 7/01/36, 144A 7/25 at 100.00 BB 508,680
500 5.250%, 7/01/46, 144A 7/25 at 100.00 BB 506,920
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+ 524,715
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
7/22 at 100.00 A+ 500,605
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Liberty Common Charter
School, Series 2014A:
315 5.000%, 1/15/29 1/24 at 100.00 A+ 324,229
500 5.000%, 1/15/44 1/24 at 100.00 A+ 509,495
450 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/33
12/22 at 100.00 BB+ 451,751
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 87,720
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 82,672
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%,
7/01/34, 144A
7/24 at 100.00 BB 1,017,610
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 A+ 1,041,580
835 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
7/22 at 100.00 BB 837,689
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3 654,906
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding
& Improvement Series 2015, 5.000%, 12/15/45
12/25 at 100.00 BBB- 1,030,830
500 Colorado Educational and Cultural Facilities Authority, Independent
School Revenue Bonds, Kent Denver School Project, Series 2016,
5.000%, 10/01/36
10/26 at 100.00 A 541,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Aspen View Academy Project, Series
2021:
$ 265 4.000%, 5/01/51 5/28 at 103.00 Baa3 $ 231,512
750 4.000%, 5/01/61 5/28 at 103.00 Baa3 631,252
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Pinnacle Charter School, Refunding &
Improvement Series 2021A:
400 4.000%, 12/01/26 No Opt. Call A+ 419,464
2,000 4.000%, 12/01/50 12/30 at 100.00 A+ 2,046,140
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
255 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 257,236
1,000 5.000%, 10/01/59, 144A 10/27 at 100.00 Ba1 1,004,100
1,000 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University Corporation for Atmospheric Research Project, Refunding
Series 2012B, 5.000%, 9/01/33
9/22 at 100.00 A+ 1,009,290
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, University of Denver, Series 2017A:
370 4.000%, 3/01/34 3/27 at 100.00 AA- 385,681
1,000 4.000%, 3/01/35 3/27 at 100.00 AA- 1,039,110
400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
West Ridge Academy Charter School, Refunding & Improvement Series
2019, 5.000%, 6/01/49
6/24 at 100.00 Aa3 411,412
1,000 Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series
2019B, 5.000%, 5/15/44
5/29 at 100.00 Aa2 1,119,530
3,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42
12/27 at 100.00 A+ 3,299,010
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2017A:
1,335 4.000%, 3/01/34 9/27 at 100.00 AA 1,390,496
1,450 4.000%, 3/01/40 9/27 at 100.00 AA 1,469,082
1,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA 1,515,210
2,510 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2019A, 5.000%,
3/01/49
3/30 at 100.00 AA 2,823,524
1,350 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2021C, 4.000%,
3/01/38 - BAM Insured
3/32 at 100.00 N/R 1,419,768
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 Aa3 2,038,160
470 El Paso County, Colorado, Revenue Bonds, The Colorado College Project,
Refunding Series 2020A., 5.000%, 6/01/22
No Opt. Call AA 470,000
University of Colorado, Enterprise System Revenue Bonds,
Refunding Green Series 2021A:
200 5.000%, 6/01/31 No Opt. Call Aa1 237,680
2,500 4.000%, 6/01/46 6/31 at 100.00 Aa1 2,556,800
380 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 4.000%, 6/01/51
6/31 at 100.00 N/R 387,665
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 2,110,260
36,550 Total Education and Civic Organizations 37,914,715

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 14.7%
$ 2,220 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
Boulder Community Hospital Project, Series 2012, 5.000%, 10/01/42
10/22 at 100.00 A- $ 2,242,444
1,760 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/37
11/29 at 100.00 AA 1,944,254
965 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49,
(Mandatory Put 11/19/26)
No Opt. Call AA 1,061,674
1,350 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%,
11/15/46
5/26 at 100.00 AA 1,357,790
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
110 5.000%, 11/15/28 5/26 at 100.00 AA 119,052
290 5.000%, 11/15/29 5/26 at 100.00 AA 311,979
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2018A:
2,230 4.000%, 11/15/48 5/28 at 100.00 AA 2,245,744
2,085 5.000%, 11/15/48 5/28 at 100.00 AA 2,233,681
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36,
(Mandatory Put 11/15/26)
No Opt. Call AA 1,924,965
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Boulder Community Health Project, Series 2020:
1,300 5.000%, 10/01/29 No Opt. Call A- 1,461,200
700 5.000%, 10/01/30 No Opt. Call A- 791,007
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Children's Hospital Colorado Project, Series
2016A:
2,195 5.000%, 12/01/41 6/26 at 100.00 A+ 2,296,694
2,200 5.000%, 12/01/44 6/26 at 100.00 A+ 2,294,798
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
150 5.000%, 8/01/25 No Opt. Call BBB+ 160,059
5,250 4.000%, 8/01/44 8/29 at 100.00 BBB+ 5,153,558
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
225 5.000%, 8/01/36 8/29 at 100.00 BBB+ 236,995
6,085 5.000%, 8/01/44 8/29 at 100.00 BBB+ 6,353,653
4,000 4.000%, 8/01/49 8/29 at 100.00 BBB+ 3,910,080
1,505 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 BBB+ 1,619,019
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center Inc. Project, Refunding
Series 2017:
265 5.000%, 9/01/24 No Opt. Call Baa1 280,057
235 5.000%, 9/01/26 No Opt. Call Baa1 257,100
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center, Refunding Series 2015B:
3,530 5.000%, 9/01/31 9/25 at 100.00 Baa1 3,701,735
1,315 4.000%, 9/01/34 9/25 at 100.00 Baa1 1,319,050
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/45
9/30 at 100.00 Baa1 1,217,625
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sanford Health, Series 2019A:
545 5.000%, 11/01/32 11/29 at 100.00 AA- 598,622
535 5.000%, 11/01/33 11/29 at 100.00 AA- 585,392
2,500 4.000%, 11/01/39 11/29 at 100.00 AA- 2,514,575
4,000 5.000%, 11/01/44 11/29 at 100.00 AA- 4,268,320

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
$ 470 5.000%, 1/01/25 No Opt. Call AA- $ 501,076
1,245 5.000%, 1/01/31 1/30 at 100.00 AA- 1,397,251
3,500 4.000%, 1/01/35 1/30 at 100.00 AA- 3,575,005
6,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA- 6,571,695
575 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.000%, 1/01/44
1/24 at 100.00 AA- 594,073
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A- 2,063,300
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Valley View Hospital Association, Series 2017A:
225 4.000%, 5/15/33 5/27 at 100.00 A- 230,899
1,670 4.000%, 5/15/34 5/27 at 100.00 A- 1,707,625
1,050 4.000%, 5/15/35 5/27 at 100.00 A- 1,072,670
1,050 Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical
Center, Series 2015, 5.000%, 1/15/35
1/26 at 100.00 A+ 1,099,276
Delta County Memorial Hospital District, Colorado,
Enterprise Revenue Bonds, Refunding Series 2010:
515 5.500%, 9/01/25 7/22 at 100.00 BB 502,424
600 5.500%, 9/01/30 7/22 at 100.00 BB 588,270
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2014A, 5.000%, 12/01/39
12/23 at 100.00 BBB 483,578
70,420 Total Health Care 72,848,264
Housing/Multifamily - 0.1%
280 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%,
11/01/27 - AGM Insured, (AMT)
7/22 at 100.00 A2 280,874
Long-Term Care - 2.3%
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R 457,770
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Christian Living Neighborhoods Project, Refunding
Series 2016:
1,315 5.000%, 1/01/31 1/24 at 102.00 N/R 1,332,121
2,315 5.000%, 1/01/37 1/24 at 102.00 N/R 2,329,214
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 N/R 1,749,740
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/50
12/27 at 103.00 A- 1,848,960
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%,
12/01/35
6/25 at 100.00 A- 1,027,980
1,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BB+ 1,221,396
1,430 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017B, 5.000%,
5/15/48
5/23 at 100.00 BB+ 1,474,144
11,760 Total Long-Term Care 11,441,325
Tax Obligation/General - 11.9%
Adams and Weld Counties School District 27J, Brighton,
Colorado, General Obligation Bonds, Series 2015:
3,090 5.000%, 12/01/29 12/25 at 100.00 AA 3,382,005
250 5.000%, 12/01/40 12/25 at 100.00 AA 270,725
1,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/38
12/28 at 100.00 Aa1 1,167,590

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Aspen Fire Protection District, Pitkin County, Colorado,
Certificates of Participation, Series 2019:
$ 500 4.000%, 12/01/31 12/29 at 100.00 A+ $ 534,680
200 4.000%, 12/01/32 12/29 at 100.00 A+ 213,410
350 4.000%, 12/01/36 12/29 at 100.00 A+ 371,214
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
12/26 at 100.00 AA+ 158,981
Boulder Valley School District RE2, Boulder County,
Colorado, General Obligation Bonds, Series 2019A:
2,475 5.000%, 12/01/33 6/29 at 100.00 AA+ 2,831,301
1,295 4.000%, 12/01/44 6/29 at 100.00 AA+ 1,336,738
Delta, Colorado, Sales and Use Tax Revenue Bonds,
Refunding Series 2019:
550 5.000%, 12/01/28 - BAM Insured No Opt. Call AA 634,150
1,050 4.000%, 12/01/36 - BAM Insured 12/29 at 100.00 AA 1,117,252
1,000 Denver School District 1, Colorado, General Obligation Bonds, Series
2021, 4.000%, 12/01/45
12/30 at 100.00 AA+ 1,036,120
2,040 Eagle River Fire Protection District, Eagle County, Colorado, General
Obligation Bonds, Series 2016, 4.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 2,079,474
Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016:
780 4.500%, 12/01/36 12/26 at 100.00 AA- 840,122
2,500 5.000%, 12/01/45 12/26 at 100.00 AA- 2,710,025
1,345 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 Aa1 1,380,320
1,240 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/15/30
12/29 at 100.00 Aa1 1,459,207
Foothills Park and Recreation District, Subdistrict A,
Jefferson County, Colorado, General Obligation Bonds,
Refunding Series 2015:
600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 AA 616,872
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 AA 479,406
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 AA 1,388,743
1,300 Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding &
improvement, Series 2019, 4.000%, 10/01/37
10/27 at 100.00 AA- 1,348,750
Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018:
655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 AA 727,063
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 AA 1,937,548
Jefferson County School District R1, Colorado, General
Obligation Bonds, Series 2020A:
2,900 5.000%, 12/15/29 No Opt. Call Aa1 3,425,828
1,315 4.000%, 12/15/33 12/30 at 100.00 N/R 1,415,690
1,250 Larimer County School District R1, Poudre, Colorado, General Obligation
Bonds, Refunding Series 2019, 5.000%, 12/15/29
12/28 at 100.00 Aa1 1,444,725
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/35
12/26 at 100.00 AA+ 791,355
Pueblo County School District 60, Pueblo, Colorado,
General Obligation Bonds, Series 2020:
1,000 5.000%, 12/15/34 12/29 at 100.00 AA 1,148,350
1,000 5.000%, 12/15/38 12/29 at 100.00 AA 1,143,200
1,500 Pueblo County School District 70, Pueblo Rural, Colorado, General
Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/33
12/30 at 100.00 N/R 1,632,180
2,750 Roaring Fork Transportation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 AA- 2,828,017
450 South Suburban Park and Recreation District, Arapahoe, Douglas, and
Jefferson Counties, Colorado, General Obligation Bonds, Series 2019,
4.000%, 12/15/37
12/29 at 100.00 AA 466,362
Strasburg School District 31J, Adam and Arapahoe
Counties, Colorado, General Obligation Bonds, Series
2021:
690 5.000%, 12/01/31 12/30 at 100.00 Aa2 817,747
875 5.000%, 12/01/33 12/30 at 100.00 Aa2 1,025,001

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020:
$ 2,000 5.000%, 12/01/32 12/29 at 100.00 AA $ 2,311,060
2,500 5.000%, 12/01/40 12/29 at 100.00 N/R 2,838,750
2,000 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2021, 4.000%, 12/01/45
6/31 at 100.00 AA 2,075,860
3,130 Weld County School District RE1, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/15/26 - AGM Insured
No Opt. Call AA 3,511,797
1,400 Weld County School District RE7, Colorado, General Obligation Bonds,
Series 2019, 4.000%, 12/01/31
12/29 at 100.00 Aa2 1,536,570
Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Improvement Series 2020A:
200 4.000%, 12/01/27 - AGM Insured No Opt. Call AA 214,800
200 4.000%, 12/01/28 - AGM Insured No Opt. Call AA 216,150
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 AA 2,209,540
53,745 Total Tax Obligation/General 59,074,678
Tax Obligation/Limited - 33.9%
300 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 300,714
850 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 749,607
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 417,715
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 AA 1,787,363
500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R 504,325
4,150 Aspen, Colorado, Certificates of Participation, Series 2019, 5.000%,
12/01/48
12/29 at 100.00 Aa1 4,686,969
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 603,186
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R 477,060
200 Breckenridge, Colorado, Certificates of Participation, Refunding &
Improvement Series 2020B, 5.000%, 12/01/28
No Opt. Call Aa2 229,952
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
12/22 at 103.00 N/R 1,062,747
515 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R 517,014
600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 N/R 579,726
1,470 Broomfield, Colorado, Sales and Use Tax Revenue Bonds, Series 2017,
5.000%, 12/01/34
12/27 at 100.00 Aa3 1,645,724
Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation
Refunding and Improvement Bonds, Series 2018A:
1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 AA 1,155,599
1,805 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 AA 1,836,623
200 Canon City Area Fire Protection District, Fremont County, Colorado,
Certificates of Participation, Series 2021F, 4.000%, 12/01/30 - AGM
Insured
No Opt. Call AA 219,346
1,145 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
12/22 at 103.00 N/R 1,147,943
500 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 5.625%, 12/01/38
12/23 at 100.00 BBB 514,385

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 130 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43
12/23 at 100.00 BB+ $ 130,823
500 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 N/R 502,860
500 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R 502,580
1,100 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 1,126,983
2,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 Aa2 2,230,460
Colorado State, Building Excellent Schools Today,
Certificates of Participation, Series 2019O:
1,000 5.000%, 3/15/30 3/29 at 100.00 Aa2 1,146,620
820 5.000%, 3/15/31 3/29 at 100.00 Aa2 937,121
1,000 4.000%, 3/15/44 3/29 at 100.00 Aa2 1,022,210
Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second
Amended & Restated Headquarters Facilities, Refunding
Series 2020:
1,000 4.000%, 6/15/38 6/30 at 100.00 N/R 1,033,130
1,275 4.000%, 6/15/41 6/30 at 100.00 Aa2 1,311,082
1,000 Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%,
12/15/35
12/28 at 100.00 Aa2 1,060,730
Colorado State, Certificates of Participation, Rural Series
2020A:
1,250 5.000%, 12/15/30 No Opt. Call Aa2 1,476,262
2,075 5.000%, 12/15/33 12/30 at 100.00 Aa2 2,431,921
1,695 4.000%, 12/15/34 12/30 at 100.00 N/R 1,808,311
1,000 Colorado State, Certificates of Participation, Rural Series 2021A, 4.000%,
12/15/39
12/31 at 100.00 Aa2 1,036,270
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 AA 2,152,380
Copperleaf Metropolitan District 2, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds,
Refunding Convertible to Unlimited Tax Series 2020:
350 4.000%, 12/01/27 - BAM Insured No Opt. Call AA 378,700
700 4.000%, 12/01/28 - BAM Insured No Opt. Call AA 760,886
900 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 895,194
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax
General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 -
AGM Insured
12/28 at 100.00 AA 1,028,550
Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2020A:
225 5.000%, 12/01/26 - AGM Insured No Opt. Call AA 250,207
275 5.000%, 12/01/27 - AGM Insured No Opt. Call AA 310,879
500 4.000%, 12/01/32 - AGM Insured 12/30 at 100.00 AA 547,275
962 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R 966,964
1,185 Denver City and County School District 1, Colorado, Lease Purchase
Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 Aa3 1,270,474
2,155 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA- 2,327,874
Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A:
1,000 4.000%, 8/01/36 8/31 at 100.00 AA- 1,076,940
1,500 4.000%, 8/01/51 8/31 at 100.00 AA- 1,529,505

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 135 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R $ 140,416
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
6/23 at 100.00 N/R 501,945
1,000 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48
6/26 at 100.00 AA+ 1,016,410
1,225 Douglas County School District RE1, Douglas and Elbert Counties,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/38
12/28 at 100.00 Aa1 1,383,148
Dove Valley Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series
2019:
500 4.000%, 12/01/35 12/29 at 100.00 AA 532,655
700 4.000%, 12/01/36 12/29 at 100.00 AA 744,835
750 4.000%, 12/01/37 12/29 at 100.00 AA 797,535
1,000 4.000%, 12/01/38 12/29 at 100.00 AA 1,058,220
1,000 4.000%, 12/01/39 12/29 at 100.00 AA 1,053,070
1,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 AA 1,680,495
2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 Aa3 2,173,540
Erie Farm Metropolitan District, Erie, Boulder County,
Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement, Series 2021:
700 5.000%, 12/01/46 - AGM Insured 12/31 at 100.00 N/R 787,178
1,200 4.000%, 12/01/51 - AGM Insured 12/31 at 100.00 N/R 1,210,020
1,570 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 AA 1,661,170
First Creek Village Metropolitan District, Denver, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A:
500 3.000%, 12/01/29 9/24 at 103.00 Ba1 464,490
595 5.000%, 12/01/39 9/24 at 103.00 Ba1 609,137
600 Flying Horse Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/39 - AGM Insured
12/30 at 100.00 AA 630,978
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R 474,925
1,405 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/35
12/31 at 100.00 N/R 1,517,948
120 Fronterra Village Metropolitan District 2, Commerce City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Refunding Series
2019, 4.000%, 12/01/22 - BAM Insured
No Opt. Call AA 121,274
800 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM
Insured
12/25 at 100.00 AA 835,904
Grand Junction, Colorado, Certificates of Participation,
Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 AA- 507,666
670 4.000%, 12/01/37 12/29 at 100.00 AA- 705,570
Grand Junction, Colorado, Certificates of Participation,
Series 2021:
500 4.000%, 12/01/40 12/30 at 100.00 AA- 523,085
1,005 4.000%, 12/01/45 12/30 at 100.00 AA- 1,041,301
2,535 Grand Junction, Colorado, General Fund Revenue Bonds, Improvement
Series 2020B, 4.000%, 3/01/49
3/30 at 100.00 AA 2,608,388
Gunnison County, Colorado, Certificates of Participation,
Series 2020A:
375 5.000%, 12/01/28 No Opt. Call Aa3 427,538
555 5.000%, 12/01/30 12/29 at 100.00 Aa3 638,372
635 5.000%, 12/01/31 12/29 at 100.00 Aa3 728,345

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
12/22 at 100.00 N/R $ 337,188
350 Heritage Ridge Metropolitan District, Berthoud, Colorado, Senior Limited
Tax General Obligation Bonds, Refunding Series 2021A, 4.000%,
12/01/42 - AGM Insured
12/26 at 103.00 N/R 363,356
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 N/R 1,017,650
1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG
Insured
12/27 at 100.00 A2 1,248,548
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
12/23 at 103.00 Ba2 352,750
500 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
12/23 at 100.00 N/R 454,105
2,875 Larimer, Weld and Boulder Counties School District R2-J, Thompson,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31
12/28 at 100.00 AA 3,327,870
1,000 Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47 -
BAM Insured
12/31 at 100.00 AA 1,024,300
2,660 Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2021, 4.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 AA 2,727,537
Lincoln Park Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation and
Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 506,823
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 AA 2,190,840
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 AA+ 1,662,407
Lorson Ranch Metropolitan District 2, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2016:
825 5.000%, 12/01/36 12/26 at 100.00 BBB+ 881,809
1,805 5.000%, 12/01/41 12/26 at 100.00 BBB+ 1,914,347
650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM
Insured
12/27 at 100.00 AA 712,712
1,580 Moffat County, Colorado, Certificates of Participation, Series 2021, 4.000%,
3/01/51
3/31 at 100.00 N/R 1,586,431
1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 BBB+ 1,162,490
1,000 Monument, El Paso County,  Colorado, Certificate of Participation, Series
2020, 4.000%, 12/01/45 - AGM Insured
12/28 at 100.00 AA 1,028,550
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 N/R 497,200
500 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R 505,160
570 Nexus North at DIA Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 518,615
725 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
12/22 at 103.00 N/R 744,444
Northglenn Urban Renewal Authority, Northglenn,
Colorado, Tax Increment Revenue Bonds, Urban Renewal
Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call BBB- 244,903
305 4.000%, 12/01/28 No Opt. Call BBB- 316,681
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 N/R 756,895

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Palisade Park North Metropolitan District 1, Broomfield City and County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax,
Refunding Series 2021A, 4.000%, 12/01/51 - BAM Insured
9/31 at 100.00 N/R $ 1,051,780
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
125 5.000%, 12/01/24 No Opt. Call Baa3 131,760
1,500 5.000%, 12/01/36 12/26 at 100.00 Baa3 1,596,195
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A:
1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 A 1,131,846
235 5.000%, 12/01/45 12/25 at 100.00 A 249,859
2,250 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 A 2,379,240
1,225 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 A 1,232,399
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A:
200 5.000%, 12/01/28 - AGM Insured No Opt. Call AA 230,600
200 5.000%, 12/01/29 - AGM Insured No Opt. Call AA 233,888
2,235 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 AA 2,365,122
2,000 4.000%, 12/01/46 - AGM Insured 12/29 at 100.00 AA 2,054,700
1,500 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
12/22 at 100.00 N/R 1,501,740
Poudre Tech Metro District, Colorado, Unlimited Property
Tax Supported Revenue Bonds, Refunding Series 2020:
400 3.000%, 12/01/26 - AGM Insured No Opt. Call AA 410,868
330 3.000%, 12/01/28 - AGM Insured No Opt. Call AA 336,075
500 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48
12/23 at 103.00 N/R 508,020
Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A:
500 5.000%, 12/01/41 - BAM Insured 12/31 at 100.00 N/R 567,020
500 5.000%, 12/01/46 - BAM Insured 12/31 at 100.00 N/R 560,980
Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2019:
1,150 4.000%, 12/01/31 12/27 at 100.00 Aa3 1,220,368
1,235 4.000%, 12/01/32 12/27 at 100.00 Aa3 1,309,063
235 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 224,728
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,513 4.500%, 7/01/34 7/25 at 100.00 N/R 2,572,131
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 1,006,100
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 1,007,880
2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA 2,710,925
400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%,
12/01/44
12/24 at 100.00 N/R 395,208
2,500 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 AA+ 2,720,925
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 AA+ 2,547,752
500 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R 497,260

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 555 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 N/R $ 533,083
190 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28
12/25 at 100.00 A 198,776
580 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation
Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 538,739
South Suburban Park and Recreation District, Colorado,
Certificates of Participation, Series 2019:
1,180 4.000%, 12/15/37 12/28 at 100.00 AA- 1,228,344
2,270 4.000%, 12/15/38 12/28 at 100.00 AA- 2,359,597
1,400 South Suburban Park and Recreation District, Colorado, Certificates of
Participation, Series 2021, 4.000%, 12/15/41
12/31 at 100.00 N/R 1,468,922
200 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 Ba1 203,276
350 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 Ba1 350,829
500 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
12/22 at 103.00 N/R 502,980
500 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 501,255
750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3 818,415
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R 445,710
595 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
22, 5.500%, 12/01/42
6/30 at 102.00 N/R 603,717
150 Stoneridge Metropolitan District, Colorado, General Obligation Bonds,
Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 -
BAM Insured
12/26 at 100.00 AA 160,642
Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding Series 2019:
125 5.000%, 12/01/24 - BAM Insured No Opt. Call AA 133,163
200 4.000%, 12/01/27 - BAM Insured No Opt. Call AA 214,694
150 4.000%, 12/01/28 - BAM Insured No Opt. Call AA 162,019
225 5.000%, 12/01/29 - BAM Insured No Opt. Call AA 259,634
435 5.000%, 12/01/30 - BAM Insured 12/29 at 100.00 AA 499,397
460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 AA 527,289
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 AA 285,420
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 AA 285,035
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 812,347
1,640 Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A
12/30 at 100.00 Ba2 1,658,171
770 Thornton Development Authority, Colorado, Tax Increment Revenue
Bonds, North Washington Street Corridor Project, Refunding Series
2015, 3.250%, 12/01/28
12/24 at 100.00 A+ 782,220
2,000 Triview Metropolitan District 4, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A
12/23 at 103.00 N/R 2,038,720
880 Vale, Colorado, Certificates of Participation, Series 2021, 4.000%, 12/01/46 12/31 at 100.00 N/R 905,898

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Vauxmont Metropolitan District, Arvada, Colorado, Limited
Tax General Obligation and Special Revenue Bonds,
Convertible to Unlimited Tax Refunding Subordinate
Series 2019:
$ 135 5.000%, 12/15/26 - AGM Insured 12/24 at 103.00 AA $ 147,818
250 5.000%, 12/15/27 - AGM Insured 12/24 at 103.00 AA 273,468
225 5.000%, 12/15/29 - AGM Insured 12/24 at 103.00 AA 245,790
2,350 VDW Metropolitan District 2, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2022A-2, 4.000%,
12/01/45 - BAM Insured
12/31 at 100.00 N/R 2,395,661
Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds,
Series 2016A:
525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 AA 581,926
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,369,900
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 AA 521,355
Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call N/R 103,108
1,000 4.000%, 12/01/33 12/26 at 100.00 N/R 948,790
300 5.000%, 12/01/35 12/26 at 100.00 N/R 304,458
645 5.250%, 12/01/40 12/26 at 100.00 N/R 655,049
130 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 3.000%, 12/01/22
No Opt. Call N/R 129,593
500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 N/R 476,645
600 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 N/R 563,496
Westminster, Colorado, Certificates of Participation, Series
2015A:
1,500 5.000%, 12/01/35 12/25 at 100.00 AA 1,624,875
1,000 4.000%, 12/01/38 12/25 at 100.00 AA 1,032,860
Wheatlands Metropolitan District 2, Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Refunding
Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 AA 1,089,210
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 AA 1,637,268
500 Wildgrass Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2014A, 4.000%, 12/01/34 - BAM Insured
12/24 at 100.00 AA 520,865
159,770 Total Tax Obligation/Limited 168,203,217
Transportation - 5.9%
1,000 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB 1,021,050
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
1/23 at 100.00 BBB- 506,015
1,750 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2017A, 5.000%, 11/15/29, (AMT)
11/27 at 100.00 AA- 1,910,650
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.250%, 11/15/33
11/23 at 100.00 A+ 1,038,910
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
2,055 5.000%, 12/01/27, (AMT) No Opt. Call A+ 2,256,534
1,510 5.000%, 12/01/28, (AMT) No Opt. Call A+ 1,673,971
2,000 5.000%, 12/01/37, (AMT) 12/28 at 100.00 A+ 2,167,200
4,305 5.000%, 12/01/43, (AMT) 12/28 at 100.00 A+ 4,612,463
4,000 5.000%, 12/01/48, (AMT) 12/28 at 100.00 A+ 4,260,840
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 A+ 1,103,120
500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 502,090

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,975 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/22 - NPFG Insured
No Opt. Call A $ 1,967,633
750 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
7/22 at 100.00 Baa2 718,110
Grand Junction Regional Airport Authority, Colorado,
General Airport Revenue Bonds, Refunding Series 2016A:
680 5.000%, 12/01/25 - NPFG Insured No Opt. Call Baa2 735,427
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 Baa2 1,058,875
1,215 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,300,937
1,275 5.000%, 12/01/33 12/26 at 100.00 Baa2 1,363,460
1,000 5.000%, 12/01/34 12/26 at 100.00 Baa2 1,068,290
27,480 Total Transportation 29,265,575
U.S. Guaranteed - 7.8% (4)
500 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Johnson & Wales University Project, Series 2013A, 5.250%, 4/01/43,
(Pre-refunded 4/01/23)
4/23 at 100.00 A- 515,080
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 56,535
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 1,792,160
3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 N/R 3,774,249
1,460 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2009B, 5.000%, 7/01/38, (Pre-refunded
11/09/22)
11/22 at 100.00 BBB+ 1,482,659
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Catholic Health Initiatives, Series 2013A:
1,510 5.250%, 1/01/40, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ 1,541,604
2,000 5.250%, 1/01/45, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ 2,041,860
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2012A, 5.000%,
12/01/33, (Pre-refunded 12/01/22)
12/22 at 100.00 A- 1,017,710
1,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R 1,127,499
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 487,706
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 3,251,370
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2016B:
500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 563,830
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 563,830
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Series 2013C:
675 5.000%, 3/01/44, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 692,509
625 5.000%, 3/01/44, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 640,975
1,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 AA 1,063,270
Commerce City, Colorado, Sales and Use Tax Revenue
Bonds, Series 2016:
1,200 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 AA 1,334,568
6,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 AA 6,672,840
550 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.250%, 12/01/34, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R 560,555

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds,
Refunding Series 2014A:
$ 1,000 4.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa1 $ 1,050,120
1,000 4.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa1 1,050,120
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2 1,061,000
525 Stonegate Village Metropolitan District, Colorado, Water Enterprise
Revenue Bonds, Series 2015, 5.000%, 12/01/45, (Pre-refunded
12/01/22) - AGC Insured
12/22 at 100.00 AA 534,298
1,065 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.000%, 12/01/33, (Pre-refunded 12/01/23)
12/23 at 100.00 N/R 1,109,474
645 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2014B-1, 4.000%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 Aa1 671,709
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 Aa1 3,733,916
35,870 Total U.S. Guaranteed 38,391,446
Utilities - 13.1%
Arapahoe County Water and Wastewater Authority,
Colorado, Revenue Bonds, Refunding Series 2019:
3,000 4.000%, 12/01/36 12/29 at 100.00 AA 3,212,940
2,500 4.000%, 12/01/38 12/29 at 100.00 AA 2,673,150
3,315 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam Facility and
Other System Improvements Project, First Lien Series 2021, 4.000%,
8/01/46
8/31 at 100.00 AA+ 3,435,732
1,000 Castle Rock, Colorado, Water and Sewer Enterprise Revenue Bonds,
Series 2022, 4.000%, 12/01/42
12/32 at 100.00 N/R 1,050,920
3,940 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43
12/28 at 100.00 AAA 4,414,100
500 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 AA 505,840
500 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2020B, 5.000%, 11/15/26
No Opt. Call AA+ 560,715
6,840 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Improvement Series 2020C, 5.000%, 11/15/50
11/30 at 100.00 AA+ 7,809,980
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 AA+ 520,960
765 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Fountain, Electric, Water &
Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 -
BAM Insured
9/24 at 100.00 AA 787,919
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series
2011B, 4.125%, 8/01/26
7/22 at 100.00 Aa3 1,003,320
Colorado Water Resources and Power Development
Authority, Water Resources Revenue Bonds, Telluride
Town Project, Series 2020A:
240 4.000%, 6/01/29 - AGM Insured No Opt. Call AA 258,610
1,090 4.000%, 6/01/35 - AGM Insured 6/30 at 100.00 AA 1,146,244
1,250 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42
9/27 at 100.00 AAA 1,284,825
2,655 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 AA 2,729,818
1,200 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/39
11/29 at 100.00 AA- 1,283,880

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
East Cherry Creek Valley Water and Sanitation District,
Arapahoe County, Colorado, Water Revenue Bonds,
Refunding Series 2015:
$ 650 5.000%, 11/15/32 11/25 at 100.00 AA- $ 703,502
1,815 4.000%, 11/15/35 11/25 at 100.00 AA- 1,897,183
East Cherry Creek Valley Water and Sanitation District,
Arapahoe County, Colorado, Water Revenue Bonds,
Refunding Series 2020:
435 5.000%, 11/15/30 5/30 at 100.00 AA- 510,751
400 4.000%, 11/15/34 5/30 at 100.00 AA- 435,472
220 4.000%, 11/15/35 5/30 at 100.00 AA- 235,149
Erie, Boulder and Weld Counties, Colorado, Water
Enterprise Revenue Bonds, Refunding Series 2015:
500 3.000%, 12/01/29 12/25 at 100.00 AA 509,890
570 4.000%, 12/01/31 12/25 at 100.00 AA 599,800
Firestone, Colorado, Water Enterprise Revenue Bonds,
Series 2020:
500 5.000%, 12/01/29 - BAM Insured No Opt. Call AA 581,010
500 5.000%, 12/01/31 - BAM Insured 12/30 at 100.00 AA 586,320
340 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 AA 355,698
Fort Lupton, Colorado, Water System Revenue Bonds,
Refunding & Improvement Series 2017:
1,140 4.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 1,172,957
2,430 5.000%, 12/01/47 - AGM Insured 12/27 at 100.00 AA 2,678,638
Fountain, El Paso County, Colorado, Acting by and through
the City of Fountain Electric, Water and Wastewater Utility
Enterprise, Water and Electric Revenue Bonds, Series
2019:
320 4.000%, 12/01/35 - AGM Insured 12/26 at 100.00 AA 333,779
525 4.000%, 12/01/37 - AGM Insured 12/26 at 100.00 AA 545,858
2,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 A+ 2,231,160
1,000 Morgan County Quality Water District, Morgan and Washington Counties,
Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50 - AGM
Insured
12/30 at 100.00 AA 1,008,510
1,115 North Weld County Water District, Colorado, Water Enterprise Revenue
Bonds,  Series 2019, 4.000%, 11/01/30
11/27 at 100.00 AA 1,200,175
Northern Colorado Water Conservancy District, Certificates
of Participation, Series 2022:
725 5.000%, 7/01/42 (WI/DD, Settling 6/07/22) 7/31 at 100.00 N/R 813,718
1,000 5.250%, 7/01/52 (WI/DD, Settling 6/07/22) 7/31 at 100.00 N/R 1,130,220
Northglenn, Colorado, Wastewater Revenue Bonds, Series
2021:
300 4.000%, 12/01/32 - BAM Insured 12/30 at 100.00 AA 323,643
2,025 4.000%, 12/01/45 - BAM Insured 12/30 at 100.00 AA 2,098,143
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2020:
745 4.000%, 11/01/38 11/29 at 100.00 AA+ 798,126
300 4.000%, 11/01/40 11/29 at 100.00 AA+ 312,288
730 4.000%, 11/01/42 11/29 at 100.00 AA+ 757,572
500 4.000%, 11/01/44 11/29 at 100.00 AA+ 516,950
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022:
1,000 4.000%, 11/01/38 11/32 at 100.00 N/R 1,082,070
1,000 4.000%, 11/01/52 11/32 at 100.00 N/R 1,026,850
1,295 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call AA- 1,467,468

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Triview Metropolitan District, El Paso County, Colorado,
Water and Wastewater Enterprise Revenue Bonds, Green
Series 2020:
$ 110 5.000%, 12/01/28 - BAM Insured No Opt. Call AA $ 126,474
200 5.000%, 12/01/29 - BAM Insured 12/28 at 100.00 AA 229,080
1,000 4.000%, 12/01/40 - BAM Insured 12/28 at 100.00 AA 1,036,450
1,250 Triview Metropolitan District, El Paso County, Colorado, Water and
Wastewater Enterprise Revenue Bonds, Series 2020B, 4.000%, 12/01/45
- BAM Insured
12/30 at 100.00 AA 1,285,875
Upper Eagle Regional Water Authority, Eagle County,
Colorado, Water Revenue Bonds, Refunding &
Improvement Series 2020:
1,625 4.000%, 12/01/45 - AGM Insured 12/30 at 100.00 AA 1,665,658
2,000 4.000%, 12/01/50 - AGM Insured 12/30 at 100.00 AA 2,017,020
60,560 Total Utilities 64,952,410
$ 459,935 Total Long-Term Investments (cost $497,573,203) 486,047,124
Other Assets Less Liabilities - 1.9% 9,457,344
Net Assets - 100% $ 495,504,468
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.0%
MUNICIPAL BONDS - 97.9%
Consumer Discretionary - 1.7%
$ 4,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC $ 3,991,360
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%,
12/01/31 (4)
7/22 at 100.00 N/R 600,000
5,000 Total Consumer Discretionary 4,591,360
Consumer Staples - 2.3%
900 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 914,220
545 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
7/22 at 100.00 Ba1 553,676
1,075 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
6/22 at 100.00 N/R 1,074,978
620 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 643,616
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+ 1,061,060
20 Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
7/22 at 100.00 A1 20,033
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,929,089
6,060 Total Consumer Staples 6,196,672
Education and Civic Organizations - 7.4%
Baltimore County, Maryland, Economic Development
Revenue Bonds, McDonogh School Facility, Series 2021:
665 4.000%, 9/01/32 9/31 at 100.00 A+ 716,278
450 4.000%, 9/01/35 9/31 at 100.00 A+ 472,496
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/37
3/31 at 100.00 N/R 1,023,110
1,500 Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45, 144A
9/27 at 100.00 BB+ 1,524,780
Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, Stevenson University, Series
2021A:
750 4.000%, 6/01/41 6/31 at 100.00 BBB- 729,420
2,000 4.000%, 6/01/55 6/31 at 100.00 BBB- 1,839,640
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Goucher College, Series 2012A:
1,165 5.000%, 7/01/26 7/22 at 100.00 BBB+ 1,167,085
1,700 5.000%, 7/01/34 7/22 at 100.00 BBB+ 1,702,295
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 BBB+ 533,470
645 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52, 144A
5/30 at 100.00 N/R 655,713
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 7/23 at 100.00 AA+ 510,780
2,625 4.250%, 7/01/41 7/23 at 100.00 AA+ 2,645,869
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 A 502,205
1,210 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49
10/29 at 100.00 A 1,333,118

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29
6/22 at 100.00 Baa1 $ 2,002,140
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2016:
385 5.000%, 6/01/29 6/26 at 100.00 Baa1 410,760
700 5.000%, 6/01/33 6/26 at 100.00 Baa1 739,627
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2017:
315 5.000%, 6/01/36 6/26 at 100.00 Baa1 332,019
235 5.000%, 6/01/42 6/26 at 100.00 Baa1 246,266
1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Series 2019,
4.000%, 9/01/43
3/29 at 100.00 A+ 1,116,137
19,945 Total Education and Civic Organizations 20,203,208
Energy - 1.2%
3,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
7/22 at 100.00 BB- 3,269,519
Health Care - 13.0%
Maryland Health and Higher Educational Facilities Authority,
Maryland, Hospital Revenue Bonds, Meritus Medical
Center, Series 2015:
660 4.000%, 7/01/32 7/25 at 100.00 A- 666,627
1,650 4.250%, 7/01/35 7/25 at 100.00 A- 1,662,606
1,000 5.000%, 7/01/45 7/25 at 100.00 A- 1,024,170
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series
2017B:
750 5.000%, 7/01/34 7/27 at 100.00 Baa3 796,433
500 5.000%, 7/01/38 7/27 at 100.00 Baa3 529,055
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 BBB+ 94,634
1,250 5.000%, 7/01/38 7/26 at 100.00 BBB+ 1,312,287
440 4.000%, 7/01/42 7/26 at 100.00 BBB+ 440,009
1,750 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/36
1/32 at 100.00 Baa3 1,924,440
1,680 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 N/R 1,636,942
2,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3 2,151,623
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series
2020:
740 3.250%, 7/01/39 7/30 at 100.00 A- 660,287
50 4.000%, 7/01/40 7/30 at 100.00 A- 50,099
520 4.000%, 7/01/45 7/30 at 100.00 A- 514,972
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Greater Baltimore Medical Center, Series
2021A:
2,250 4.000%, 7/01/40 7/31 at 100.00 A+ 2,291,062
165 3.000%, 7/01/46 7/31 at 100.00 A+ 136,173
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 A+ 520,655
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017:
575 5.000%, 7/01/33 7/27 at 100.00 A+ 615,819
500 4.000%, 7/01/42 7/27 at 100.00 A+ 501,845

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
$ 955 4.125%, 7/01/47 7/25 at 100.00 A+ $ 956,089
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A:
1,000 5.000%, 5/15/42 5/27 at 100.00 A 1,055,140
1,500 5.000%, 5/15/45 5/27 at 100.00 A 1,576,740
900 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Mercy Medical Center, Series 2011, 5.000%, 7/01/31
7/22 at 100.00 BBB+ 901,107
1,560 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%,
7/01/34
7/30 at 100.00 A 1,718,449
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 AA- 2,198,898
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 A 2,649,400
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%,
4/15/45
4/30 at 100.00 A 2,507,475
Montgomery County, Maryland, Revenue Bonds, Trinity
Health Credit Group, Series 2015:
3,000 4.000%, 12/01/44 6/25 at 100.00 AA- 3,018,780
1,000 5.000%, 12/01/44 6/25 at 100.00 AA- 1,039,810
34,080 Total Health Care 35,151,626
Housing/Multifamily - 9.5%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 A+ 2,075,900
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 A+ 1,821,700
640 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 A+ 648,717
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
10/23 at 100.00 A+ 1,707,343
1,310 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021A, 2.200%, 7/01/41
1/31 at 100.00 AA+ 1,036,367
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021B, 2.100%, 1/01/41
7/31 at 100.00 AA+ 779,320
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021C, 2.600%, 1/01/42
7/31 at 100.00 N/R 806,590
935 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.600%, 7/01/40
7/29 at 100.00 AA+ 786,961
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 4.000%, 7/01/45
1/24 at 100.00 AA+ 1,436,378
235 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 AA+ 235,898
1,480 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2018A, 3.950%, 7/01/43
1/28 at 100.00 AA+ 1,508,105
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.150%, 7/01/40
1/30 at 100.00 AA+ 783,310
1,750 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 Aaa 1,776,233

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017,
5.000%, 7/01/32
7/27 at 100.00 BB+ $ 586,333
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University Project,
Series 2020:
200 4.000%, 7/01/40 7/30 at 100.00 BBB- 188,182
1,150 5.000%, 7/01/50 7/30 at 100.00 BBB- 1,188,628
500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%,
6/01/34
6/23 at 100.00 Baa3 503,330
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
7/22 at 100.00 BBB- 1,000,980
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland -
Baltimore Project, Refunding Senior Lien Series 2015:
255 5.000%, 7/01/31 7/25 at 100.00 BB+ 259,868
475 5.000%, 7/01/35 7/25 at 100.00 BB+ 481,061
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding
Series 2016, 3.600%, 7/01/35 - AGM Insured
7/22 at 100.00 AA 1,140,308
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College
Park Project, Refunding Series 2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 AA 1,244,409
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 AA 556,852
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%,
7/01/34
7/24 at 100.00 Aaa 1,256,363
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%,
7/01/41
7/30 at 100.00 Aaa 604,672
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%,
7/01/36
7/30 at 100.00 N/R 843,420
540 Montgomery County Housing Opportunities Commission, Maryland,
Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 Aa2 510,970
26,940 Total Housing/Multifamily 25,768,198
Housing/Single Family - 4.1%
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2014C, 3.200%, 9/01/28
3/24 at 100.00 Aa1 2,514,625
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019B, 3.200%, 9/01/39
9/28 at 100.00 Aa1 2,357,400
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C:
550 5.000%, 9/01/28 No Opt. Call Aa1 628,287
800 5.000%, 3/01/30 3/29 at 100.00 Aa1 911,520
725 3.000%, 3/01/42 3/29 at 100.00 Aa1 666,913
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 Aa1 1,048,247
500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1 385,200
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 N/R 1,672,340

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
$ 1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.200%, 7/01/44
7/29 at 100.00 AA+ $ 921,150
12,005 Total Housing/Single Family 11,105,682
Long-Term Care - 4.7%
1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 5.000%, 1/01/37
1/26 at 100.00 A 1,062,570
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/45
1/27 at 103.00 A 1,810,742
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/45
1/27 at 103.00 A 2,068,080
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
1/24 at 104.00 BBB 1,243,044
1,250 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 N/R 1,121,275
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series
2016A:
700 5.000%, 1/01/36 7/26 at 100.00 A- 753,893
835 5.000%, 1/01/45 7/26 at 100.00 A- 890,235
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm
Project, Series 2017A-1:
575 5.000%, 11/01/30 11/24 at 103.00 B- 590,318
950 5.000%, 11/01/32 11/24 at 103.00 B- 968,896
100 5.000%, 11/01/37 11/24 at 103.00 B- 101,129
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 B- 501,620
100 5.000%, 11/01/47 11/24 at 103.00 B- 99,425
1,500 Washington County Commissioners, Maryland, Revenue Bonds, Diakon
Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30
1/29 at 100.00 BBB+ 1,653,420
12,460 Total Long-Term Care 12,864,647
Tax Obligation/General - 12.2%
2,040 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 1,412,619
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2020A, 4.000%, 8/15/37
8/30 at 100.00 AAA 1,076,130
5,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Bidding Group 2 First Series 2021A, 5.000%, 3/01/34
3/31 at 100.00 AAA 5,953,150
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Bidding Group 2 Second Series 2018-2, 5.000%, 8/01/29
8/28 at 100.00 AAA 1,154,040
Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2017A:
1,000 5.000%, 3/15/23 No Opt. Call AAA 1,028,110
1,000 5.000%, 3/15/31 3/27 at 100.00 AAA 1,115,750
2,085 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2019, 5.000%, 3/15/27
No Opt. Call AAA 2,359,052
5,645 Murrieta Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32
- AGM Insured
No Opt. Call AA 4,074,561
3,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2019A, 5.000%, 7/15/30
7/29 at 100.00 AAA 3,512,490
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,000 0.000%, 7/01/33 7/31 at 89.94 N/R 593,500
2,000 4.000%, 7/01/46 7/31 at 103.00 N/R 1,871,140

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Second Series
2016:
$ 2,575 5.000%, 6/01/27 6/26 at 100.00 AAA $ 2,860,696
1,300 5.000%, 6/01/35 6/26 at 100.00 AAA 1,426,451
2,500 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2018, 4.000%, 6/01/39
6/28 at 100.00 AAA 2,622,525
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
6,220 0.000%, 8/15/49 8/25 at 37.14 Aaa 2,047,500
37,365 Total Tax Obligation/General 33,107,714
Tax Obligation/Limited - 19.3%
1,800 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2017, 5.000%, 10/01/27
10/26 at 100.00 AAA 2,012,580
2,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2019, 5.000%, 10/01/44
10/29 at 100.00 AAA 2,290,120
1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 N/R 1,013,070
Baltimore, Maryland, Special Obligation Bonds, East
Baltimore Research Park Project, Series 2017A:
460 4.500%, 9/01/33 9/27 at 100.00 N/R 465,975
120 5.000%, 9/01/38 9/27 at 100.00 N/R 123,786
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 N/R 773,656
1,300 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39, 144A
6/29 at 100.00 N/R 1,134,029
250 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39, 144A
6/23 at 100.00 N/R 220,190
Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District,
Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 N/R 382,835
334 5.000%, 7/01/36 1/29 at 100.00 N/R 347,650
106 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
7/22 at 100.00 AA 106,287
Frederick County, Maryland, Special Obligation Bonds,
Urbana Community Development Authority, Refunding
Series 2020A:
1,000 4.000%, 7/01/34 7/30 at 100.00 A- 1,033,260
1,250 4.000%, 7/01/35 7/30 at 100.00 A- 1,291,575
375 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B, 4.000%,
7/01/40
7/30 at 100.00 N/R 359,580
55 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50
7/30 at 100.00 N/R 51,219
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 N/R 152,623
100 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 102,149
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/23 No Opt. Call BB 1,041,120
1,015 5.000%, 12/01/33 12/26 at 100.00 BB 1,091,561
500 5.000%, 12/01/46 12/26 at 100.00 BB 531,155

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Harford County, Maryland, Special Obligation Bonds,
Beechtree Estates Project, Refunding Series 2021:
$ 750 4.000%, 7/01/36 7/30 at 100.00 A $ 775,110
675 4.000%, 7/01/40 7/30 at 100.00 A 695,655
725 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 5.800%, 2/15/34
2/24 at 100.00 N/R 732,286
Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A:
600 4.125%, 2/15/34, 144A 2/26 at 100.00 N/R 585,534
550 4.375%, 2/15/39, 144A 2/26 at 100.00 N/R 538,159
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 N/R 1,269,657
1,000 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%,
6/01/49
6/29 at 100.00 Aa3 1,020,300
185 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 N/R 179,491
2,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R 1,726,100
2,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46
6/31 at 100.00 N/R 2,017,960
Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A:
1,965 5.000%, 6/01/34 6/32 at 100.00 N/R 2,294,629
1,000 4.000%, 6/01/47 6/32 at 100.00 N/R 1,007,860
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/32 5/26 at 100.00 AA 1,078,070
1,250 5.000%, 5/01/33 5/26 at 100.00 AA 1,346,025
2,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/36
5/28 at 100.00 AA 2,217,860
575 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 596,160
25 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 25,733
2,000 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/38
10/28 at 100.00 AA+ 2,214,040
3,172 Prince George's County, Maryland, Special Obligation Bonds, National
Harbor Project, Series 2005, 5.200%, 7/01/34
7/22 at 100.00 N/R 3,194,965
364 Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls
Project, Series 2005, 5.250%, 7/01/35
7/22 at 100.00 N/R 367,029
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
29 0.000%, 7/01/24 No Opt. Call N/R 27,027
55 0.000%, 7/01/27 No Opt. Call N/R 45,853
54 0.000%, 7/01/29 7/28 at 98.64 N/R 41,166
70 0.000%, 7/01/31 7/28 at 91.88 N/R 48,129
78 0.000%, 7/01/33 7/28 at 86.06 N/R 47,734
57 4.500%, 7/01/34 7/25 at 100.00 N/R 58,341
2,610 0.000%, 7/01/51 7/28 at 30.01 N/R 576,680
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 1,006,100
3,465 5.000%, 7/01/58 7/28 at 100.00 N/R 3,531,563
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,002,480
3 4.536%, 7/01/53 7/28 at 100.00 N/R 2,952
47 4.784%, 7/01/58 7/28 at 100.00 N/R 47,371

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Puerto Rico, Highway Revenue Bonds, Highway and Transportation
Authority, Refunding Series 2007CC, 5.500%, 7/01/30 - AGM Insured
No Opt. Call AA $ 1,073,040
1,000 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 A 1,066,230
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
7/22 at 100.00 Baa2 1,013,990
3,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 AA 3,347,435
52,809 Total Tax Obligation/Limited 52,343,134
Transportation - 10.6%
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 A 129,960
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A 459,557
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
5,150 5.000%, 8/01/46, (AMT) 8/31 at 100.00 A1 5,657,326
1,410 4.000%, 8/01/51, (AMT) 8/31 at 100.00 A1 1,399,397
2,915 Maryland Economic Development Corporation (Purple Line Light Rail
Project), Private Activity Revenue Bonds, Series 2022B (Green Bonds),
5.250%, 6/30/47, (AMT)
6/32 at 100.00 N/R 3,094,302
300 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 Baa3 317,082
1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series
2017A, 5.000%, 6/01/35
6/28 at 100.00 Baa3 2,092,736
1,600 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/39, (AMT)
7/29 at 100.00 BBB 1,590,512
Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project,
Subordinate Parking Facilities Revenue Bonds, Series
2018C:
500 4.000%, 6/01/38 6/28 at 100.00 BB- 428,530
305 4.000%, 6/01/58 6/28 at 100.00 BB- 225,694
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 BB 1,241,773
1,000 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington International Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/32, (AMT)
6/29 at 100.00 A 1,097,010
2,500 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020, 5.000%, 7/01/36
7/30 at 100.00 Aa2 2,899,125
1,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/39
7/31 at 100.00 Aa2 1,166,730
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
85 5.000%, 8/01/26, (AMT) 6/22 at 100.00 B 85,006
340 5.000%, 8/01/31, (AMT) 6/22 at 100.00 B 340,024
1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing, OPCO LLC Project, Refunding Senior Lien Series 2022,
3.000%, 1/01/41, (AMT) (WI/DD, Settling 7/01/22)
1/32 at 100.00 N/R 1,060,895

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
$ 1,500 5.000%, 7/01/30 7/27 at 100.00 AA $ 1,678,230
1,000 5.000%, 7/01/36 7/27 at 100.00 AA 1,105,480
1,390 5.000%, 7/01/37 7/27 at 100.00 AA 1,535,380
1,000 5.000%, 7/01/42 7/27 at 100.00 AA 1,092,650
27,015 Total Transportation 28,697,399
U.S. Guaranteed - 5.9% (5)
565 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
No Opt. Call AA 612,194
1,200 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
No Opt. Call N/R 1,290,504
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 1,059,280
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 816,758
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue,
Refunding Series 2015:
1,340 5.000%, 7/01/33, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,420,453
1,065 5.000%, 7/01/34, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,128,943
1,250 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,325,050
240 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System, Series 1991B, 7.000%,
7/01/22 - FGIC Insured, (ETM)
No Opt. Call Baa2 241,109
3,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R 3,201,630
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 1,110,290
3,250 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 3,608,443
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 Aaa 270,332
15,440 Total U.S. Guaranteed 16,084,986
Utilities - 6.0%
1,000 Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 Aa2 1,111,980
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 AA 2,223,960
1,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2020A,
5.000%, 7/01/50
7/30 at 100.00 Aa2 1,124,870
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 Aa3 2,166,280
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds,
FirstEnergy Generation Project, Refunding Series 2006A:
1,000 4.375%, 1/01/35, (Mandatory Put 7/01/22) No Opt. Call N/R 1,000,260
2,150 4.375%, 1/01/35, (Mandatory Put 7/01/22) (WI/DD, Settling 7/01/22) No Opt. Call N/R 2,150,000
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 448,735
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
500 5.000%, 7/01/27 7/26 at 100.00 A- 544,310
500 5.000%, 1/01/46 7/26 at 100.00 A- 532,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Guam Power Authority, Revenue Bonds, Refunding Series
2017A:
$ 825 5.000%, 10/01/33 10/27 at 100.00 BBB $ 875,548
200 5.000%, 10/01/38 10/27 at 100.00 BBB 211,344
705 Maryland Economic Development Corporation, Pollution Control Revenue
Bonds, Potomac Electric Power Company, Refunding Series 2019,
1.700%, 9/01/22
No Opt. Call A- 704,965
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37,
144A (WI/DD, Settling 6/15/22)
7/32 at 100.00 N/R 1,063,300
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,074,790
70 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 72,213
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.250%, 7/01/42
7/22 at 100.00 CCC 1,003,110
15,365 Total Utilities 16,308,625
$ 267,744 Total Municipal Bonds (cost $272,069,781) 265,692,770
Shares Description (1) Value
COMMON STOCKS - 0.1%
Airlines - 0.1%
14,180 American Airlines Group Inc (6),(7) $ 253,397
Total Common Stocks (cost $425,978) 253,397
Total Long-Term Investments (cost $272,495,759) 265,946,167
Other Assets Less Liabilities - 2.0% 5,306,265
Net Assets - 100% $ 271,252,432
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.8%
MUNICIPAL BONDS - 97.8%
Consumer Staples - 0.1%
$ 65 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ $ 62,955
Education and Civic Organizations - 5.3%
2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Academy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 A- 2,294,898
1,000 New Mexico Educational Assistance Foundation, Education Loan Bonds,
Senior Lien Series 2021-1A, 5.000%, 9/01/29, (AMT)
No Opt. Call N/R 1,144,770
700 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/40 - AGM Insured
12/29 at 100.00 AA 717,290
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 A+ 582,294
4,470 Total Education and Civic Organizations 4,739,252
Health Care - 9.6%
1,000 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2021A, 4.000%, 2/01/39
2/32 at 100.00 AA- 1,025,110
500 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 501,435
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 AA 1,022,870
1,010 5.000%, 8/01/46 11/27 at 100.00 AA 1,069,741
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A:
1,250 5.000%, 8/01/39 8/29 at 100.00 AA 1,359,725
240 5.000%, 8/01/44 8/29 at 100.00 AA 259,042
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center,
Refunding & Improvement Series 2020:
1,800 4.000%, 6/01/34 6/30 at 100.00 BBB+ 1,812,096
785 4.000%, 6/01/35 6/30 at 100.00 BBB+ 785,973
750 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 734,085
8,335 Total Health Care 8,570,077
Housing/Multifamily - 1.1%
1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
6/22 at 100.00 N/R 1,002,820
Housing/Single Family - 4.0%
330 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 Aaa 333,439
1,530 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 Aaa 1,531,300
745 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 Aaa 566,669
115 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 Aaa 89,652
1,250 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 N/R 1,051,388
3,970 Total Housing/Single Family 3,572,448

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.4%
$ 1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
7/22 at 100.00 BB+ $ 1,308,407
Tax Obligation/General - 9.9%
1,295 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2014A, 4.000%, 8/01/28
8/23 at 100.00 AA 1,323,607
1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2018, 5.000%, 8/01/36
8/28 at 100.00 AA 1,130,260
600 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Series 2021A,
4.000%, 8/01/35
8/29 at 100.00 AA 647,862
1,000 Hobbs Municipal School District 33, Lea County, New Mexico, General
Obligation Bonds, School Series 2014A, 5.000%, 9/15/28
9/24 at 100.00 Aa3 1,062,960
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 935,570
1,250 Santa Fe Public School District, Santa Fe County, New Mexico, General
Obligation School Building Bonds, Series 2022, 5.000%, 8/01/32
8/30 at 100.00 N/R 1,446,037
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%,
8/01/37
8/25 at 100.00 Aa3 532,974
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 Aa3 708,905
1,000 Taos Municipal School District, Taos County, New Mexico, General
Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27
9/24 at 100.00 Aa3 1,062,480
8,335 Total Tax Obligation/General 8,850,655
Tax Obligation/Limited - 36.2%
Albuquerque, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvement Series 2015A:
250 4.000%, 7/01/35 7/25 at 100.00 AAA 259,667
1,195 5.000%, 7/01/37 7/25 at 100.00 AAA 1,283,932
500 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2016C, 4.000%, 7/01/34
7/26 at 100.00 AAA 525,280
Artesia, New Mexico, Gross Receipts Tax Revenue Bonds,
Refunding Series 2019:
1,130 4.000%, 6/01/28 6/26 at 100.00 AA- 1,199,167
570 4.000%, 6/01/29 6/26 at 100.00 AA- 602,040
1,230 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call AAA 1,348,474
1,240 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
2017A, 4.000%, 6/15/34
6/27 at 100.00 AAA 1,317,078
445 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 449,583
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R 193,396
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, 5.000%, 11/01/29
11/25 at 100.00 BBB+ 1,052,740
600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
8/24 at 100.00 AA 616,722
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 AA 1,062,290
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB 528,215
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 BB 828,602
985 Las Cruces, New Mexico, State Shared Gross Receipts Tax Revenue Bonds,
Refunding Series 2020, 4.000%, 6/01/38
6/30 at 100.00 Aa3 1,049,311
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvement Series 2016, 3.000%, 4/01/41
4/26 at 100.00 AA 118,231

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 500 Lower Petroglyphs Public Improvements District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%,
10/01/38
10/27 at 100.00 N/R $ 501,295
230 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 234,202
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
10/23 at 100.00 N/R 814,058
1,000 Montecito Estates Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%,
10/01/37
10/26 at 100.00 AA 1,064,230
1,000 New Mexico Finance Authority, State Transportation Refunding Revenue
Bonds State Transportation Commission, Senior Lien, Series 2022A,
5.000%, 6/15/26
No Opt. Call N/R 1,109,610
2,320 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission Series 2014A, 5.000%, 6/15/32
6/24 at 100.00 AA 2,437,601
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,100 4.550%, 7/01/40 7/28 at 100.00 N/R 1,114,245
725 4.750%, 7/01/53 7/28 at 100.00 N/R 729,422
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 AA 815,076
970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM
Insured
10/28 at 100.00 AA 1,037,192
1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
6/24 at 100.00 A+ 1,064,593
2,480 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call AA 2,706,722
Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Senior Lien Series 2018A:
500 5.000%, 6/01/36 6/28 at 100.00 AA+ 565,395
400 5.000%, 6/01/37 6/28 at 100.00 AA+ 448,320
555 Trails Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38
7/22 at 100.00 N/R 555,350
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 AA 1,055,760
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 2,014,640
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 N/R 500,465
Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022:
5 3.750%, 5/01/28, 144A No Opt. Call N/R 4,750
500 4.000%, 5/01/33, 144A 5/29 at 103.00 N/R 457,525
760 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 704,368
30,890 Total Tax Obligation/Limited 32,369,547
U.S. Guaranteed - 3.8% (4)
600 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2013, 5.000%, 7/01/28, (Pre-refunded 7/01/23)
7/23 at 100.00 AAA 621,918
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44, (Pre-
refunded 8/01/25)
8/25 at 100.00 AA 1,688,834
1,000 University of New Mexico, Revenue Bonds, Refunding Subordinate Lien
System Series 2014C, 5.000%, 6/01/35, (Pre-refunded 6/01/24)
6/24 at 100.00 AA- 1,060,920
3,150 Total U.S. Guaranteed 3,371,672

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 26.4%
Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2015:
$ 1,000 5.000%, 7/01/32 7/25 at 100.00 AAA $ 1,074,420
1,000 4.000%, 7/01/33 7/25 at 100.00 AAA 1,043,780
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 AAA 1,113,430
1,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 AA 2,045,648
1,500 Farmington, New Mexico, Pollution Control Revenue Bonds, Southern
California Edison Company - Four Corners Project, Refunding Series
2005A, 1.800%, 4/01/29
No Opt. Call N/R 1,335,060
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 A- 813,262
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 1,089,166
1,125 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31
6/25 at 100.00 AAA 1,210,039
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 AAA 1,084,330
250 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38
6/27 at 100.00 AAA 276,318
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 AAA 505,683
845 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40
6/29 at 100.00 AAA 958,331
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Senior Lien Series 2020B:
1,250 3.000%, 6/01/39 6/30 at 100.00 AAA 1,180,000
1,250 3.000%, 6/01/40 6/30 at 100.00 AAA 1,173,125
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Subordinate Lien Series 2019A:
915 5.000%, 6/15/35 6/28 at 100.00 AAA 1,033,529
265 5.000%, 6/15/36 6/28 at 100.00 AAA 298,276
1,040 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39
6/29 at 100.00 AAA 1,181,762
1,750 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2020C-1, 4.000%, 6/15/45
6/30 at 100.00 AAA 1,810,218
1,000 New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue
Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39,
(Mandatory Put 5/01/25)
2/25 at 100.73 Aa2 1,062,620
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 537,055
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 AA 770,600
500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental
Services Gross Receipts Tax Improvement Revenue Bonds, Climate
Certified Green Series 2019, 4.000%, 6/01/37
6/28 at 100.00 AA+ 531,550
1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding
Series 2016, 4.000%, 6/01/39
6/26 at 100.00 AAA 1,551,060
22,580 Total Utilities 23,679,262
$ 84,160 Total Long-Term Investments (cost $88,989,359) 87,527,095
Other Assets Less Liabilities - 2.2% 1,982,664
Net Assets - 100% $ 89,509,759

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.2%
MUNICIPAL BONDS - 95.2%
Consumer Staples - 0.3%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call AA- $ 1,568,727
Education and Civic Organizations - 11.6%
2,500 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call AA 2,945,200
1,405 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%,
10/15/34
10/26 at 100.00 Baa3 1,462,450
515 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 Baa3 537,109
295 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 BB+ 298,590
2,595 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 AA- 2,286,351
1,205 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB- 1,267,467
305 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 BBB- 313,083
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 A- 744,886
330 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3 336,376
3,500 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 AA- 3,677,205
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+ 1,366,093
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 BBB 263,326
210 3.250%, 5/01/36 5/26 at 100.00 BBB 190,023
355 3.500%, 5/01/41 5/26 at 100.00 BBB 317,579
Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton,
Series 2017:
100 3.375%, 11/01/33 11/27 at 100.00 A- 98,149
1,095 4.000%, 11/01/40 11/27 at 100.00 A- 1,095,460
Lancaster Higher Education Authority, Pennsylvania, College
Revenue Bonds, Harrisburg Area Community College
Project, Series 2021:
1,000 5.000%, 10/01/27 - BAM Insured No Opt. Call AA 1,115,020
1,000 5.000%, 10/01/28 - BAM Insured No Opt. Call AA 1,131,860
1,800 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 A 1,663,938
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 BBB+ 961,950
2,075 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 Aa3 2,161,590
4,255 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 A1 3,922,046
1,570 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 A1 1,390,580

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, AICUP Financing Program-Mount
Aloysius College, Series 2016-004:
$ 630 2.625%, 11/01/31 5/26 at 100.00 BBB+ $ 551,294
690 3.000%, 11/01/42 5/26 at 100.00 BBB+ 540,277
1,150 5.000%, 11/01/46 5/26 at 100.00 BBB+ 1,188,674
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Bryn Mawr College, Refunding Series
2014:
815 5.000%, 12/01/38 12/24 at 100.00 AA+ 855,049
670 5.000%, 12/01/44 12/24 at 100.00 AA+ 698,489
1,025 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 AA+ 1,040,273
1,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 A- 1,002,590
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
300 4.000%, 5/01/32 11/22 at 100.00 BB+ 275,655
1,060 5.000%, 5/01/42 11/22 at 100.00 BB+ 1,045,478
1,010 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania, Series 2018A, 3.375%, 2/15/35
2/28 at 100.00 AA+ 1,018,807
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
185 4.000%, 11/01/39 11/22 at 100.00 Baa1 185,150
1,200 5.000%, 11/01/42 11/22 at 100.00 Baa1 1,207,968
1,380 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/36
11/25 at 100.00 Baa1 1,443,466
2,350 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 A- 2,254,614
275 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 277,153
1,475 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 BB+ 1,476,313
2,550 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph's University Project, Refunding Series 2020A,
4.000%, 11/01/45
11/29 at 100.00 A- 2,509,965
2,430 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 Aa3 2,540,516
910 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB 906,224
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 A- 882,044
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+ 1,903,831
5,010 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 5,317,814
2,090 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 1,920,564
Wilkes-Barre Finance Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 A- 705,119
260 5.000%, 11/01/33 11/25 at 100.00 A- 275,413
61,475 Total Education and Civic Organizations 61,569,071

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 20.0%
$ 10,725 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A $ 10,605,952
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
1,080 4.000%, 7/15/36 7/29 at 100.00 A 1,099,343
1,320 4.000%, 7/15/39 7/29 at 100.00 A 1,339,721
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
3,665 3.750%, 11/01/42 11/27 at 100.00 BB- 2,877,758
1,715 4.000%, 11/01/47 11/27 at 100.00 BB- 1,356,256
3,000 5.000%, 11/01/47 11/27 at 100.00 BB- 2,857,200
755 5.000%, 11/01/50 11/27 at 100.00 BB- 713,294
1,090 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2019, 4.000%, 8/15/50
8/28 at 100.00 A- 1,041,724
5,720 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 4,445,298
2,150 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 A 2,211,769
4,000 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 N/R 3,909,200
Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line
Health System, Series 2017A:
1,000 4.000%, 10/01/36 10/27 at 100.00 AA 1,026,780
1,000 4.000%, 10/01/37 10/27 at 100.00 AA 1,025,160
6,165 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 AA 6,181,276
2,000 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 A+ 2,009,260
Dauphin County General Authority, Pennsylvania, Health
System Revenue Bonds, Pinnacle Health System Project,
Refunding Series 2016A:
605 3.000%, 6/01/33 6/26 at 100.00 A 584,521
585 5.000%, 6/01/35 6/26 at 100.00 A 614,975
500 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2013A, 5.000%, 7/01/28
7/23 at 100.00 BBB- 508,875
1,025 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 BBB- 1,042,169
4,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A- 4,218,720
1,485 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%,
6/01/41
6/24 at 100.00 AA- 1,540,940
1,365 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 AA- 1,452,701
5,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%,
4/01/50
4/30 at 100.00 AA- 5,016,000
255 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39
6/23 at 100.00 Ba3 260,016
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/46
11/29 at 100.00 N/R 1,082,180
2,750 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 AA 2,908,565
2,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 AA 2,331,463

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 4,295 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%,
7/01/35
7/26 at 100.00 A+ $ 4,372,095
3,040 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A+ 3,043,952
Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016:
405 3.000%, 11/01/36 5/26 at 100.00 A- 372,754
3,760 4.000%, 11/01/46 5/26 at 100.00 A- 3,747,817
2,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 A- 2,018,520
1,050 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 A+ 1,099,550
1,270 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A 1,350,645
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
3,755 4.000%, 9/01/44 9/29 at 100.00 A 3,771,935
580 4.000%, 9/01/49 9/29 at 100.00 A 574,426
1,910 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 N/R 1,878,237
535 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/47
2/32 at 100.00 N/R 595,658
2,445 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 A 2,534,463
Philadelphia Authority for Industrial Development,
Pennsylvania, Hospital Revenue Bonds, The Children's
Hospital of Philadelphia, Series 2021A:
2,500 5.000%, 7/01/29 No Opt. Call AA 2,880,675
3,000 5.000%, 7/01/32 No Opt. Call AA 3,581,490
2,715 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series 2012A, 5.625%, 7/01/42
7/22 at 100.00 BBB- 2,724,801
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB- 598,923
2,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+ 2,120,260
3,310 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3 3,548,188
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa1 701,099
105,975 Total Health Care 105,776,604
Housing/Multifamily - 0.2%
650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 675,948
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 Baa3 102,402
196 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
7/22 at 100.00 Baa3 200,148
946 Total Housing/Multifamily 978,498

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family - 10.0%
$ 660 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 AA+ $ 664,653
1,135 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+ 1,130,982
3,810 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+ 3,778,758
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2016-121:
1,475 3.100%, 10/01/36 10/25 at 100.00 AA+ 1,443,981
5,850 3.200%, 10/01/41 10/25 at 100.00 AA+ 5,455,183
1,200 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+ 1,207,668
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 AA+ 2,000,100
200 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 AA+ 199,960
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 AA+ 5,580,240
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+ 3,498,691
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 AA+ 5,192,521
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 AA+ 948,700
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2020-134A:
5,000 1.850%, 4/01/36 10/29 at 100.00 AA+ 4,036,150
3,145 2.050%, 4/01/41 10/29 at 100.00 AA+ 2,427,028
2,430 2.100%, 10/01/43 10/29 at 100.00 AA+ 1,826,582
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 AA+ 2,402,026
3,935 2.375%, 10/01/46 10/30 at 100.00 AA+ 2,981,510
4,425 2.500%, 10/01/50 10/30 at 100.00 AA+ 3,317,334
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 N/R 1,789,448
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138, 3.000%, 4/01/42
10/31 at 100.00 N/R 1,487,328
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42 (WI/DD, Settling
6/02/22)
4/32 at 100.00 N/R 1,531,710
61,600 Total Housing/Single Family 52,900,553
Industrials - 1.0%
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 240,868
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 240,867
2,525 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 2,563,557
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Refunding Bonds,  Amtrak
Project, Series 2012A:
955 5.000%, 11/01/27, (AMT) 11/22 at 100.00 A1 962,048
410 5.000%, 11/01/41, (AMT) 11/22 at 100.00 A1 411,705
1,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A- 977,830
5,390 Total Industrials 5,396,875

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 6.5%
$ 1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 BBB $ 1,548,535
1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018,
5.000%, 5/15/48
5/25 at 102.00 BBB 1,637,968
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 N/R 89,476
860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 N/R 799,955
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 N/R 2,809,345
3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 N/R 3,528,844
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
705 4.000%, 1/01/33 1/25 at 100.00 N/R 713,432
1,120 5.000%, 1/01/38 1/25 at 100.00 N/R 1,160,790
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
355 5.000%, 1/01/28 1/26 at 100.00 BBB+ 377,805
1,000 5.000%, 1/01/29 1/26 at 100.00 BBB+ 1,058,670
910 5.000%, 1/01/30 1/26 at 100.00 BBB+ 960,241
135 3.250%, 1/01/36 1/26 at 100.00 BBB+ 128,558
1,430 3.250%, 1/01/39 1/26 at 100.00 BBB+ 1,323,851
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 BBB+ 292,680
675 5.000%, 1/01/39 1/29 at 100.00 N/R 722,149
1,135 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series
2016, 5.000%, 12/01/39
12/25 at 100.00 A 1,195,995
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 356,419
Lancaster County Hospital Authority, Pennsylvania,
Health Center Revenue Bonds, Saint Anne's Retirement
Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 BB+ 593,786
245 5.000%, 3/01/50 3/27 at 102.00 BB+ 235,046
Lancaster Industrial Development Authority, Pennsylvania,
Health Center Revenue Bonds, Landis Homes Retirement
Community Project, Refunding Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 N/R 748,746
1,400 4.000%, 7/01/56 7/26 at 103.00 N/R 1,173,970
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 A- 2,118,420
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A,
5.000%, 12/01/48
12/25 at 102.00 BBB 2,083,780
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 BB+ 1,060,213
2,300 Pennsylvania Economic Development Finance Authority Revenue Bonds
Presbyterian Senior Living Project, Series 2021, 4.000%, 7/01/46
7/26 at 103.00 BBB+ 2,312,627

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021:
$ 2,655 4.000%, 5/15/41 5/28 at 103.00 N/R $ 2,368,154
3,345 4.000%, 5/15/47 5/28 at 103.00 N/R 2,828,766
35,610 Total Long-Term Care 34,228,221
Tax Obligation/General - 18.5%
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2014C-74:
950 5.000%, 12/01/32 12/24 at 100.00 AA- 1,017,061
415 5.000%, 12/01/34 12/24 at 100.00 AA- 443,979
5,640 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-
77, 5.000%, 11/01/43
11/28 at 100.00 AA- 6,328,136
Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C:
1,000 4.000%, 2/01/35 - BAM Insured 8/29 at 100.00 AA 1,052,460
1,030 4.000%, 2/01/36 - BAM Insured 8/29 at 100.00 AA 1,075,444
1,000 Avon Grove School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 11/15/36
5/29 at 100.00 N/R 1,041,430
2,675 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2022, 4.000%, 8/01/38
8/30 at 100.00 N/R 2,778,228
Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016:
1,235 5.000%, 8/01/28 8/26 at 100.00 Aa2 1,371,418
1,050 4.000%, 8/01/31 8/26 at 100.00 Aa2 1,099,161
1,205 4.000%, 8/01/32 8/26 at 100.00 Aa2 1,259,767
1,180 4.000%, 8/01/33 8/26 at 100.00 Aa2 1,229,773
705 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 AA- 740,158
1,000 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 AA 1,044,740
1,675 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 - BAM
Insured
12/24 at 100.00 AA 1,773,490
2,720 Chambersburg Area School District, Franklin County, Pennsylvania,
General Obligation Bonds, Series 2019, 4.000%, 3/01/29
3/27 at 100.00 Aa3 2,909,502
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call Aa3 2,847,906
Coatesville Area School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 AA 2,362,080
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 AA 1,051,147
4,005 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa 4,404,058
805 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 AA 779,296
2,630 Dallas School District, Luzerne County, Pennsylvania, General Obligation
Bonds, Series 2019, 5.000%, 10/15/33 - AGM Insured
10/29 at 100.00 AA 3,073,339
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call A+ 2,171,504
1,000 Fairview School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 2021, 3.000%, 9/15/30
9/29 at 100.00 AA 1,007,370
845 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 AA 595,041
Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021:
1,415 3.000%, 10/15/33 - BAM Insured 10/31 at 100.00 AA 1,407,543
580 3.000%, 10/15/35 - BAM Insured 10/31 at 100.00 AA 573,214
1,635 Girard School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call Baa2 1,332,443

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,240 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA $ 2,333,430
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call A- 4,568,509
Norristown Area School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2016:
1,025 4.000%, 9/01/31 - AGM Insured 9/26 at 100.00 AA 1,073,770
1,020 4.000%, 9/01/33 - AGM Insured 9/26 at 100.00 AA 1,063,727
North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Limited Tax
Series 2019:
1,020 4.000%, 5/01/34 5/29 at 100.00 AA 1,078,089
2,005 4.000%, 5/01/36 5/29 at 100.00 AA 2,087,686
1,030 4.000%, 5/01/44 5/29 at 100.00 AA 1,060,910
Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A:
1,500 4.000%, 3/01/33 9/27 at 100.00 AA 1,590,000
1,860 4.000%, 3/01/34 9/27 at 100.00 AA 1,941,896
1,350 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 AA 1,419,431
3,440 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call A+ 4,074,990
5,465 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46
9/31 at 100.00 N/R 5,514,950
2,500 Philadelphia, Pennsylvania, General Obligation Bonds, Series 2021A,
4.000%, 5/01/42
5/31 at 100.00 N/R 2,522,625
250 Pittsburgh School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2014A, 5.000%, 9/01/25 - BAM Insured
9/22 at 100.00 AA 252,235
370 Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series
2020A, 4.000%, 9/01/22
No Opt. Call AA- 372,494
3,545 Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022, 5.000%,
9/01/40
9/30 at 100.00 N/R 4,031,516
1,535 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 AA 1,554,280
1,285 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 1,308,066
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 Aa1 2,132,720
70 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 67,200
1,690 Upper Dublin School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 9/15/37
3/29 at 100.00 Aa3 1,753,223
200 Upper Merion Area School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2020, 2.000%, 9/01/26
No Opt. Call Aa1 194,458
1,365 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 AA 1,447,310
Upper Saint Clair Township School District, Allegheny
County, Pennsylvania, General Obligation Bonds, Series
2020:
2,095 3.000%, 10/01/28 No Opt. Call AA 2,152,466
1,390 3.000%, 10/01/29 10/28 at 100.00 AA 1,411,044
1,150 3.000%, 10/01/30 10/28 at 100.00 AA 1,153,864
West Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2021B:
510 2.000%, 9/01/25 No Opt. Call Aa2 506,578
1,315 2.000%, 9/01/26 No Opt. Call Aa2 1,293,736
1,000 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM
Insured
10/29 at 100.00 AA 984,680
96,620 Total Tax Obligation/General 97,715,571

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 5.2%
$ 115 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R $ 126,483
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 106,724
505 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 529,604
1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Refunding Forward Delivery Series
2022, 5.250%, 5/01/42, 144A (WI/DD, Settling 6/07/22)
5/32 at 100.00 N/R 1,007,620
100 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
5.000%, 3/01/38, 144A
3/28 at 100.00 N/R 102,094
1,080 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Series 2019B, 5.000%, 6/01/30
No Opt. Call A1 1,239,980
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
840 5.000%, 6/01/33 6/28 at 100.00 A1 925,235
8,945 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA 9,171,308
555 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 548,407
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
1,500 4.750%, 12/01/37 12/26 at 100.00 AA- 1,585,845
1,000 4.900%, 12/01/44 12/26 at 100.00 AA- 1,054,510
2,500 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A+ 2,676,350
2,060 Philadelphia Authority for Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 A 2,212,193
Pittsburgh and Allegheny County Sports and Exhibition
Authority, Pennsylvania, Hotel Room Excise Tax Revenue
Bonds, Refunding Series 2012:
1,530 5.000%, 2/01/26 - AGM Insured 8/22 at 100.00 AA 1,539,562
1,225 4.000%, 2/01/29 - AGC Insured 8/22 at 100.00 AA 1,230,660
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
75 0.000%, 7/01/46 7/28 at 41.38 N/R 22,820
157 0.000%, 7/01/51 7/28 at 30.01 N/R 34,689
862 4.750%, 7/01/53 7/28 at 100.00 N/R 867,258
1,217 5.000%, 7/01/58 7/28 at 100.00 N/R 1,240,379
625 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 629,925
530 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB 540,308
26,521 Total Tax Obligation/Limited 27,391,954
Transportation - 7.5%
5,000 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/56, (AMT)
1/31 at 100.00 N/R 5,320,050
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,040 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 AA 1,074,289
2,455 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 AA 2,534,493

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,070 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%,
7/01/47
7/27 at 100.00 A1 $ 1,162,009
2,710 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 A+ 2,968,209
1,000 Delaware River Port Authority, Pennsylvania and New Jersey, Revenue
Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/25
1/23 at 100.00 A 1,018,240
1,850 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 AA 1,916,915
2,675 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 6/30/42, (AMT)
6/26 at 100.00 BBB 2,764,613
4,805 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A 5,644,385
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 A3 1,060,930
1,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 A+ 1,743,958
5,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 A1 5,369,592
2,645 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA 3,022,124
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
585 5.000%, 6/01/31 6/27 at 100.00 A3 637,094
620 5.000%, 6/01/33 6/27 at 100.00 A3 673,221
1,355 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A 1,316,504
70 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 AA 68,653
1,295 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 A2 1,343,614
36,960 Total Transportation 39,638,893
U.S. Guaranteed - 6.7% (4)
3,265 Allegheny County, Pennsylvania, General Obligation Bonds, Series
C69-C70 of 2012, 5.000%, 12/01/37, (Pre-refunded 12/01/22)
12/22 at 100.00 AA- 3,324,456
1,025 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2013, 5.250%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 A2 1,061,367
Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project,
Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 323,612
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 745,953
2,030 Cheltenham Township School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016B, 5.000%, 2/15/37, (Pre-
refunded 8/15/24)
8/24 at 100.00 AA- 2,165,218
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 1,005,475
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 350,869
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 981,210
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 235,919
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 N/R 646,950
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 80,625

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
$ 485 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R $ 514,629
Lancaster Industrial Development Authority, Pennsylvania,
Revenue Bonds, Garden Spot Village Project, Series 2013:
280 5.375%, 5/01/28, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 289,629
430 5.750%, 5/01/35, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 446,246
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
2,565 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 2,693,814
2,100 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2012, 4.000%, 11/01/32, (Pre-refunded
11/01/22)
11/22 at 100.00 A- 2,123,163
3,230 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 Ba1 3,474,737
1,110 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R 1,147,207
180 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Shippensburg University Student Services, Inc. Student Housing Project
at Shippensburg University of Pennsylvania, Series 2012, 5.000%,
10/01/44, (Pre-refunded 10/01/22)
10/22 at 100.00 N/R 182,207
220 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Series 2012, 5.000%, 3/01/42, (Pre-
refunded 9/01/22)
9/22 at 100.00 A 221,989
485 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 A- 505,472
2,990 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien
Series 2012A, 5.000%, 12/01/24, (Pre-refunded 12/01/22)
12/22 at 100.00 A+ 3,044,448
1,660 Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series
2014A, 5.000%, 7/15/38, (Pre-refunded 1/15/24)
1/24 at 100.00 A 1,745,988
5,140 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A+ 5,464,848
2,270 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44,
(Pre-refunded 6/01/24)
6/24 at 100.00 Aa3 2,408,288
33,565 Total U.S. Guaranteed 35,184,319
Utilities - 7.7%
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015:
1,835 5.000%, 12/01/40 12/25 at 100.00 Aa3 1,956,679
1,365 5.000%, 12/01/45 12/25 at 100.00 Aa3 1,448,975
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds,
FirstEnergy Generation Project, Refunding Series 2006A:
50 4.375%, 1/01/35, (Mandatory Put 7/01/22) (WI/DD, Settling 7/01/22) No Opt. Call N/R 50,000
25 4.375%, 1/01/35, (Mandatory Put 7/01/22) No Opt. Call N/R 25,007
3,475 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (5)
No Opt. Call N/R 4,344
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (5)
No Opt. Call N/R 2,838
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 N/R 452,080
Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015:
410 5.000%, 5/01/40 5/25 at 100.00 Aa3 438,368
785 4.000%, 5/01/45 5/25 at 100.00 Aa3 793,266

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
$ 1,930 5.125%, 12/01/47 12/23 at 100.00 A $ 2,013,762
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 1,298,367
4,305 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (5)
No Opt. Call N/R 5,381
2,265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 A- 2,097,413
4,060 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 A- 3,776,774
9,450 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 A+ 8,742,478
3,165 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA 3,508,592
2,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A 2,167,620
2,215 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 A 2,367,015
2,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 A+ 2,207,160
1,500 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding First Lien Series 2017C, 1.440%,
9/01/40 - AGM Insured, (Mandatory Put 12/01/23) (SIFMA reference rate
+ 0.650% spread) (6)
6/23 at 100.00 AA 1,501,440
965 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 AA 1,021,173
University Area Joint Authority, Centre County, Pennsylvania,
Sewer Revenue Bonds, Series 2021:
780 3.000%, 11/01/34 - BAM Insured 11/26 at 100.00 AA 775,999
565 3.000%, 11/01/35 - BAM Insured 11/26 at 100.00 AA 554,643
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 AA 903,250
Williamsport Sanitary Authority, Lycoming County,
Pennsylvania, Sewer Revenue Bonds, Series 2021.:
1,000 5.000%, 1/01/23 - BAM Insured No Opt. Call AA 1,020,730
1,615 5.000%, 1/01/24 - BAM Insured No Opt. Call AA 1,695,395
50,960 Total Utilities 40,828,749
$ 516,967 Total Municipal Bonds (cost $527,374,351) 503,178,035
Shares Description (1) Value
COMMON STOCKS - 4.0%
Independent Power And Renewable Electricity Producers - 4.0%
324,114 Energy Harbor Corp (7),(8),(9) $ 21,213,261
Total Common Stocks (cost $9,068,453) 21,213,261
Total Long-Term Investments (cost $536,442,804) 524,391,296
Other Assets Less Liabilities - 0.8% (10) 4,043,026
Net Assets - 100% $ 528,434,322

Investments in Derivatives
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (33) 9/22 $ (3,965,090) $ (3,941,953) $ 23,137
U.S. Treasury Long Bond (26) 9/22 (3,659,718) (3,625,375) 34,343
Total $(7,624,808) $(7,567,328) $57,480
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shipping port
Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
SIFMA Securities Industry and Financial Market Association
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 103.1%
MUNICIPAL BONDS - 103.0%
Consumer Staples - 2.3%
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 255 5.250%, 6/01/32 6/22 at 100.00 N/R $ 254,995
600 5.625%, 6/01/47 6/22 at 100.00 N/R 598,836
7,655 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
6/22 at 100.00 B- 7,667,171
4,910 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
6/22 at 100.00 B- 4,910,933
13,420 Total Consumer Staples 13,431,935
Education and Civic Organizations - 10.5%
1,000 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Refunding Series
2021C, 4.000%, 1/01/46
1/31 at 100.00 A1 1,018,110
1,685 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%,
1/01/40
1/27 at 100.00 A1 1,728,187
College of William and Mary, Virginia, General Pledge
Revenue Bonds, Series 2020A:
750 5.000%, 2/15/30 No Opt. Call AA 878,827
260 5.000%, 2/15/31 2/30 at 100.00 AA 303,513
375 5.000%, 2/15/32 2/30 at 100.00 AA 436,624
370 5.000%, 2/15/33 2/30 at 100.00 AA 429,881
375 4.000%, 2/15/34 2/30 at 100.00 AA 399,739
1,500 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%,
7/01/53 - AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 N/R 1,630,575
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 AA 1,610,103
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021,
3.000%, 10/01/50
10/30 at 100.00 Aa1 1,727,540
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/37
6/27 at 100.00 Aa2 511,420
Montgomery County Economic Development Authority,
Virginia, Revenue Bonds, Virginia Tech Foundation,
Refunding Series 2019A:
3,250 4.000%, 6/01/34 6/29 at 100.00 Aa2 3,401,158
1,200 4.000%, 6/01/36 6/29 at 100.00 Aa2 1,249,932
985 4.000%, 6/01/39 6/29 at 100.00 Aa2 1,018,529
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 BBB+ 796,545
1,000 Salem Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45
4/30 at 100.00 BBB+ 980,160
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 AAA 2,648,425
9,360 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 AAA 10,369,382
10,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Series 2019B, 5.000%, 9/01/49
9/29 at 100.00 AAA 11,434,700
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 BB+ 1,007,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A:
$ 3,000 5.000%, 7/01/35, 144A 7/25 at 100.00 BB+ $ 3,045,150
4,465 5.000%, 7/01/45, 144A 7/25 at 100.00 BB+ 4,500,274
1,625 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Regent University Project, Series 2021, 4.000%, 6/01/36
6/31 at 100.00 BBB- 1,609,790
1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG
Insured
No Opt. Call AA 1,826,134
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 AA- 589,974
4,975 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2020A, 5.000%, 11/01/33
11/30 at 100.00 AA- 5,720,404
56,480 Total Education and Civic Organizations 60,872,976
Health Care - 13.5%
Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020:
1,550 5.000%, 7/01/29 No Opt. Call AA- 1,738,124
1,200 5.000%, 7/01/31 7/30 at 100.00 AA- 1,343,880
1,165 5.000%, 7/01/33 7/30 at 100.00 AA- 1,290,191
325 5.000%, 7/01/37 7/30 at 100.00 AA- 355,504
1,195 4.000%, 7/01/38 7/30 at 100.00 AA- 1,207,906
1,075 4.000%, 7/01/45 7/30 at 100.00 AA- 1,074,194
Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center,
Series 2019:
1,375 5.000%, 7/01/28 No Opt. Call A 1,525,893
725 5.000%, 7/01/29 No Opt. Call A 812,993
4,030 5.000%, 7/01/30 7/29 at 100.00 A 4,487,606
1,470 5.000%, 7/01/34 7/29 at 100.00 A 1,603,035
560 4.000%, 7/01/35 7/29 at 100.00 A 575,182
1,205 4.000%, 7/01/37 7/29 at 100.00 A 1,230,486
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 1,884,730
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/42
5/32 at 100.00 N/R 3,007,620
1,500 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 4.000%, 5/15/44
5/24 at 100.00 AA+ 1,491,945
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 AA+ 1,957,000
210 Fairfax County Industrial Development Authority, Virginia, Hospital
Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%,
8/15/23
No Opt. Call AA+ 214,866
2,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 A+ 1,960,180
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 N/R 3,617,635
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
180 5.000%, 1/01/32 1/27 at 100.00 A- 192,632
2,000 5.000%, 1/01/47 1/27 at 100.00 A- 2,090,180
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
2,850 4.000%, 1/01/47 1/32 at 100.00 N/R 2,843,644
3,000 3.000%, 1/01/51 1/32 at 100.00 N/R 2,268,630

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 AA $ 1,000,200
Roanoke Economic Development Authority, Virginia,
Hospital Revenue Bonds, Carilion Clinic Obligated Group,
Series 2020A:
875 4.000%, 7/01/36 7/30 at 100.00 AA- 901,180
5,000 4.000%, 7/01/51 7/30 at 100.00 AA- 5,032,900
2,500 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 AA- 2,838,075
Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 A3 1,058,690
1,800 5.000%, 6/15/35 6/26 at 100.00 A3 1,893,006
1,600 5.000%, 6/15/36 6/26 at 100.00 A3 1,681,632
1,360 4.000%, 6/15/37 6/26 at 100.00 A3 1,377,286
3,300 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 AA- 3,484,272
9,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 AA- 9,173,465
5,150 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Sentara Healthcare, Refunding Series 2020, 4.000%, 11/01/38
11/29 at 100.00 AA 5,258,304
Winchester Economic Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated
Group, Refunding Series 2015:
1,250 5.000%, 1/01/32 1/26 at 100.00 A+ 1,316,225
1,230 5.000%, 1/01/34 1/26 at 100.00 A+ 1,290,331
2,000 4.000%, 1/01/37 1/26 at 100.00 A+ 2,024,720
1,215 5.000%, 1/01/44 1/26 at 100.00 A+ 1,262,227
76,475 Total Health Care 78,366,569
Housing/Multifamily - 3.5%
675 Fairfax County Redevelopment and Housing Authority, Virginia, FHA-
Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little
River Glen, Series 1996, 6.100%, 9/01/26
7/22 at 100.00 AA 676,897
690 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R 651,739
Virginia Housing Development Authority, Rental Housing
Bonds, Series 2015A:
1,510 3.500%, 3/01/35 3/24 at 100.00 AA+ 1,520,736
1,790 3.625%, 3/01/39 3/24 at 100.00 AA+ 1,793,741
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 AA+ 1,006,040
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 AA+ 2,599,037
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 AA+ 1,500,915
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 AA+ 1,711,146
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 AA+ 3,015,660
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 AA+ 1,025,037
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 AA+ 1,395,756
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 AA+ 1,517,200
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 N/R 1,624,180
21,455 Total Housing/Multifamily 20,038,084

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials - 0.3%
$ 2,300 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT)
No Opt. Call A- $ 2,041,825
Long-Term Care - 2.8%
2,725 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/42
6/29 at 103.00 N/R 2,688,049
700 Henrico County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury of Richmond,
Refunding Series 2020, 4.000%, 10/01/45
10/26 at 103.00 A- 667,240
625 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Virginia United Methodist Homes of
Williamsburg Inc. Windsormeade, Series 2021A, 4.000%, 6/01/41
6/27 at 103.00 N/R 541,975
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/50
12/27 at 103.00 N/R 825,240
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 BBB- 932,700
845 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2017A, 5.000%, 1/01/48
1/23 at 103.00 BBB- 887,351
1,120 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community
Inc., Refunding Series 2022. Forward Delivery, 4.000%, 1/01/42 (WI/DD,
Settling 10/05/22)
1/29 at 103.00 N/R 1,009,512
3,300 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
5.250%, 1/01/54
1/24 at 104.00 N/R 3,336,399
1,500 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake Ridge,
Refunding Series 2016, 5.000%, 1/01/46
1/25 at 102.00 BB 1,395,885
Suffolk Economic Development Authority, Virginia,
Retirement Facilities First Mortgage Revenue Bonds, Lake
Prince Center, Inc./United Church Homes and Services
Obligated Group, Refunding Series 2016:
1,110 5.000%, 9/01/26 9/24 at 102.00 N/R 1,169,130
1,500 5.000%, 9/01/31 9/24 at 102.00 N/R 1,562,580
1,025 Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45
7/27 at 103.00 A 1,033,087
16,450 Total Long-Term Care 16,049,148
Tax Obligation/General - 5.7%
4,600 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 3,185,316
3,000 Fairfax County, Virginia, General Obligation Bonds, Public Improvement
Series 2020A, 5.000%, 10/01/39
4/30 at 100.00 AAA 3,514,410
3,465 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2017A, 5.000%, 12/01/25
No Opt. Call AAA 3,812,089
1,250 Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series
2016A, 5.000%, 10/01/28
10/26 at 100.00 AAA 1,393,850
400 Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series
2020A, 4.000%, 9/01/40
3/30 at 100.00 AAA 422,896
6,715 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/45 - AGM Insured
No Opt. Call AA 2,723,000

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
$ 2,500 5.625%, 7/01/27 No Opt. Call N/R $ 2,730,375
4,000 0.000%, 7/01/33 7/31 at 89.94 N/R 2,374,000
1,000 4.000%, 7/01/33 7/31 at 103.00 N/R 980,650
2,000 4.000%, 7/01/41 7/31 at 103.00 N/R 1,899,840
1,000 4.000%, 7/01/46 7/31 at 103.00 N/R 935,570
370 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2017D, 5.000%, 3/01/32
No Opt. Call AA+ 448,843
805 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2019A, 4.000%, 7/15/32
7/29 at 100.00 AA+ 860,883
2,000 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2020A, 5.000%, 7/15/29
No Opt. Call N/R 2,346,760
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/31 6/30 at 100.00 N/R 2,997,938
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
7,110 0.000%, 8/15/48 8/25 at 38.79 Aaa 2,446,124
42,925 Total Tax Obligation/General 33,072,544
Tax Obligation/Limited - 22.0%
Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017:
1,485 5.000%, 2/15/34 8/27 at 100.00 Aa1 1,666,348
1,000 5.000%, 2/15/35 8/27 at 100.00 Aa1 1,120,400
925 5.000%, 2/15/36 8/27 at 100.00 Aa1 1,035,038
1,000 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
7/22 at 100.00 N/R 990,720
1,000 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 AA+ 1,109,790
1,500 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding
Series 2020. Forward Delivery, 5.000%, 8/01/34
8/30 at 100.00 AA+ 1,754,220
1,880 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 1,814,350
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 BB 3,180,690
1,000 5.000%, 11/15/35 11/25 at 100.00 BB 1,058,740
620 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/36
1/31 at 100.00 Ba1 586,235
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,080,170
1,000 5.000%, 12/01/33 12/26 at 100.00 BB 1,075,430
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
4,350 5.000%, 7/01/48 1/28 at 100.00 N/R 4,741,152
Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation
Fund, Senior Lien Series 2020A:
3,000 5.000%, 7/01/45 7/30 at 100.00 AA 3,401,190
3,000 5.250%, 7/01/60 7/30 at 100.00 AA 3,421,740
3,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 N/R 3,104,010
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 -
AGM Insured
11/31 at 37.76 AA 749,640
960 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 961,632

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 765 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R $ 793,152
1,000 Mosaic District Community Development Authority, Fairfax County,
Virginia, Revenue Bonds, Refunding Series 2020A, 4.000%, 3/01/35
3/30 at 100.00 A2 1,052,600
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series
2018:
365 4.500%, 9/01/28, 144A 9/27 at 100.00 N/R 361,255
800 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 807,688
2,185 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 2,200,820
4,305 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/31 - AMBAC Insured
No Opt. Call N/R 4,404,144
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
43 0.000%, 7/01/24 No Opt. Call N/R 40,074
81 0.000%, 7/01/27 No Opt. Call N/R 67,529
317 0.000%, 7/01/29 7/28 at 98.64 N/R 241,659
210 0.000%, 7/01/31 7/28 at 91.88 N/R 144,388
432 0.000%, 7/01/33 7/28 at 86.06 N/R 264,375
84 4.500%, 7/01/34 7/25 at 100.00 N/R 85,976
3,247 0.000%, 7/01/51 7/28 at 30.01 N/R 717,425
2,000 4.750%, 7/01/53 7/28 at 100.00 N/R 2,012,200
8,115 5.000%, 7/01/58 7/28 at 100.00 N/R 8,270,889
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,180 4.329%, 7/01/40 7/28 at 100.00 N/R 3,183,943
61 4.536%, 7/01/53 7/28 at 100.00 N/R 60,028
31 4.784%, 7/01/58 7/28 at 100.00 N/R 31,245
Virgin Islands Public Finance Authority, Federal Highway
Grant Anticipation Loan Note Revenue Bonds, Series
2015:
500 5.000%, 9/01/23, 144A No Opt. Call A 515,605
1,000 5.000%, 9/01/30, 144A 9/25 at 100.00 A 1,067,020
1,000 5.000%, 9/01/33, 144A 9/25 at 100.00 A 1,066,230
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
7/22 at 100.00 Baa2 1,013,990
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 AA 2,332,400
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Refunding Series 2017E:
1,000 5.000%, 2/01/30 2/28 at 100.00 AA+ 1,129,090
2,000 5.000%, 2/01/32 2/28 at 100.00 AA+ 2,242,560
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Series 2019A:
2,835 5.000%, 2/01/29 No Opt. Call AA+ 3,280,549
3,000 5.000%, 2/01/30 2/29 at 100.00 AA+ 3,438,210
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2019B, 5.000%,
2/01/31
2/29 at 100.00 AA+ 2,284,460
3,500 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 AA+ 3,881,045
Virginia Commonwealth Transportation Board, Federal
Transportation Grant Anticipation Revenue Notes, Series
2020:
2,900 5.000%, 3/15/33 9/30 at 100.00 N/R 3,443,228
1,470 5.000%, 3/15/34 9/30 at 100.00 AA+ 1,741,641
4,950 Virginia Commonwealth Transportation Board, Interstate 81 Corridor
Program Revenue Bonds, Senior Lien Series 2021, 5.000%, 5/15/51
5/31 at 100.00 Aa1 5,703,737
1,210 Virginia Port Authority, General Fund Revenue Bonds, Refunding Taxable
Series 2020B, 5.000%, 7/01/29, (AMT)
No Opt. Call AA+ 1,390,871

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,430 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2016C, 5.000%, 8/01/36, (AMT)
8/26 at 100.00 AA+ $ 1,545,658
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 AA+ 2,119,660
Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2020A:
1,000 5.000%, 8/01/34 8/30 at 100.00 AA+ 1,175,090
2,500 5.000%, 8/01/36 8/30 at 100.00 AA+ 2,930,325
6,000 5.000%, 8/01/37 8/30 at 100.00 AA+ 7,024,980
1,265 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Refunding Series 2020B, 4.000%, 8/01/34
8/30 at 100.00 N/R 1,361,203
2,000 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Series 2015A, 5.000%, 8/01/26
8/25 at 100.00 AA+ 2,176,580
Virginia Resources Authority, Infrastructure and State Moral
Obligation Revenue Bonds, Pooled Loan Bond Program,
Series 2019B:
500 4.000%, 11/01/37 11/29 at 100.00 AAA 532,050
500 4.000%, 11/01/38 11/29 at 100.00 AAA 530,515
25 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
Financing Program, Series 2012A, 5.000%, 11/01/42
11/22 at 100.00 AAA 25,336
275 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan
Bond Program, Series 2015D, 5.000%, 11/01/40
11/25 at 100.00 AAA 298,160
345 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 378,762
5,640 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 AA+ 5,814,107
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2019, 5.000%, 5/15/32
5/29 at 100.00 AA+ 3,484,770
1,000 Virginia Transportation Board, Transportation Revenue Bonds, US Route 58
Corridor Development Program, Series 2022, 4.000%, 5/15/39
5/32 at 100.00 N/R 1,034,190
4,000 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 AA 4,145,040
Western Virginia Regional Jail Authority, Virginia, Facility
Revenue Bonds, Refunding Series 2016:
1,000 5.000%, 12/01/37 12/26 at 100.00 Aa2 1,108,430
123,026 Total Tax Obligation/Limited 127,806,377
Transportation - 23.0%
Capital Region Airport Commission, Virginia, Airport
Revenue Bonds, Refunding Series 2016A:
350 4.000%, 7/01/36 7/26 at 100.00 A2 356,192
770 4.000%, 7/01/38 7/26 at 100.00 A2 782,366
525 Capital Region Airport Commission, Virginia, Airport Revenue Bonds,
Refunding Series 2021A, 4.000%, 7/01/33 - AGM Insured
7/31 at 100.00 AA 548,856
Chesapeake Bay Bridge and Tunnel District, Virginia,
General Resolution Revenue Bonds, First Tier Series 2016:
2,875 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 AA 3,058,799
6,535 5.000%, 7/01/46 7/26 at 100.00 BBB 6,866,259
Chesapeake, Virginia, Transportation System Senior Toll
Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000 0.000%, 7/15/32 (4) 7/28 at 100.00 BBB+ 3,073,170
1,755 0.000%, 7/15/40 - AGM Insured (4) 7/28 at 100.00 AA 1,781,834
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
7/22 at 100.00 BBB+ 1,623,451
Metropolitan Washington Airports Authority, Virginia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
305 4.000%, 10/01/38 10/29 at 100.00 A- 304,881
4,680 4.000%, 10/01/53 - AGM Insured 10/29 at 100.00 AA 4,728,204

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36
10/28 at 100.00 A $ 2,230,820
Metropolitan Washington Airports Authority, Virginia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B:
4,200 0.000%, 10/01/26 - AGC Insured No Opt. Call AA 3,722,124
5,850 0.000%, 10/01/34 - AGC Insured No Opt. Call AA 3,745,872
13,000 0.000%, 10/01/36 - AGC Insured No Opt. Call AA 7,617,350
3,300 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A- 3,860,241
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 Aa3 5,530,616
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017:
625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 Aa3 673,725
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 Aa3 3,208,140
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
3,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 Aa3 3,296,370
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 Aa3 3,637,855
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/38, (AMT) 10/29 at 100.00 Aa3 1,098,030
4,000 5.000%, 10/01/40, (AMT) 10/29 at 100.00 Aa3 4,379,200
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2020A. Forward Delivery, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 Aa3 1,126,040
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2020B. Forward Delivery, 4.000%, 10/01/39
10/30 at 100.00 Aa3 1,039,620
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
150 5.000%, 8/01/26, (AMT) 6/22 at 100.00 B 150,010
595 5.000%, 8/01/31, (AMT) 6/22 at 100.00 B 595,042
1,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Refunding
Series 2021A, 5.000%, 7/01/31
No Opt. Call A- 1,149,580
Norfolk Airport Authority, Virginia, Airport Revenue Bonds,
Series 2019:
1,585 5.000%, 7/01/38 7/29 at 100.00 A- 1,740,948
875 5.000%, 7/01/39 7/29 at 100.00 A- 959,630
3,885 5.000%, 7/01/43 7/29 at 100.00 A- 4,234,572
Richmond Metropolitan Authority, Virginia, Revenue
Refunding Bonds, Expressway System, Series 1998:
230 5.250%, 7/15/22 - FGIC Insured No Opt. Call A 230,973
330 Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds,
Expressway System, Series 2002, 5.250%, 7/15/22 - FGIC Insured
No Opt. Call A 331,396
3,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/41, (AMT)
7/26 at 100.00 A1 3,201,240
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien
Series 2017:
7,725 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 8,050,222
2,825 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 2,935,401

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Virginia Small Business Financing Authority, Revenue Bonds,
95 Express Lanes LLC Project, Refunding Senior Lien
Series 2022:
$ 2,500 5.000%, 1/01/36, (AMT) 1/32 at 100.00 N/R $ 2,738,650
1,000 5.000%, 7/01/37, (AMT) 1/32 at 100.00 N/R 1,093,240
1,000 5.000%, 1/01/38, (AMT) 1/32 at 100.00 N/R 1,086,960
2,260 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R 2,177,193
3,340 5.000%, 12/31/52, (AMT) 12/32 at 100.00 N/R 3,599,752
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing, OPCO LLC Project, Refunding
Senior Lien Series 2022:
1,125 4.000%, 1/01/38, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 1,125,619
2,250 4.000%, 1/01/39, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 2,247,705
2,500 4.000%, 1/01/40, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 2,493,525
6,000 3.000%, 1/01/41, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 5,051,880
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing, OPCO LLC Project, Senior Lien
Series 2012:
1,500 5.250%, 1/01/32, (AMT) 7/22 at 100.00 BBB 1,504,530
6,590 5.500%, 1/01/42, (AMT) 7/22 at 100.00 BBB 6,611,220
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
2,000 5.000%, 7/01/30 7/27 at 100.00 AA 2,237,640
1,000 5.000%, 7/01/33 7/27 at 100.00 AA 1,111,820
2,000 5.000%, 7/01/36 7/27 at 100.00 AA 2,210,960
1,400 5.000%, 7/01/37 7/27 at 100.00 AA 1,546,426
3,250 5.000%, 7/01/42 7/27 at 100.00 AA 3,551,112
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AA- 1,104,590
135,850 Total Transportation 133,361,851
U.S. Guaranteed - 9.9% (5)
405 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call AA 421,751
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25), 144A
3/25 at 100.00 N/R 108,809
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34,
(Pre-refunded 10/01/27)
10/27 at 100.00 AA+ 1,142,250
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Mortgage Revenue Bonds,
Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 BBB+ 742,329
4,725 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 BBB+ 5,117,506
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Revenue Bonds, Vinson Hall
LLC, Series 2013A:
1,000 5.000%, 12/01/42, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,046,860
1,000 5.000%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,046,860
2,000 Fairfax County, Virginia, General Obligation Bonds, Refunding Public
Improvement Series 2016A, 5.000%, 10/01/33, (Pre-refunded 4/01/26)
4/26 at 100.00 AAA 2,216,400
1,220 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 1,268,397
Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2018A:
1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,595,356
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 2,393,034
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 2,016,986

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
$ 1,000 5.000%, 7/01/36, (Pre-refunded 1/01/28) 1/28 at 100.00 AA+ $ 1,140,730
865 5.000%, 7/01/38, (Pre-refunded 1/01/28) 1/28 at 100.00 AA+ 986,731
1,650 5.000%, 7/01/48, (Pre-refunded 1/01/28) 1/28 at 100.00 N/R 1,882,205
1,000 5.000%, 7/01/52, (Pre-refunded 1/01/28) 1/28 at 100.00 AA+ 1,140,730
9,760 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 AA+ 11,387,675
5,250 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-refunded
10/01/26) - AGC Insured
10/26 at 100.00 AA 6,208,703
3,755 Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series
2019, 5.000%, 8/01/46, (Pre-refunded 8/01/28)
8/28 at 100.00 AAA 4,344,535
1,870 Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C,
5.000%, 9/01/31, (Pre-refunded 3/01/27)
3/27 at 100.00 AAA 2,105,919
1,000 Prince William County Industrial Development Authority, Virginia, Health
Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince
William Hospital, Refunding Series 2013B, 5.000%, 11/01/25, (Pre-
refunded 11/01/22)
11/22 at 100.00 AA- 1,015,140
Richmond Metropolitan Authority, Virginia, Revenue
Refunding Bonds, Expressway System, Series 1998:
120 5.250%, 7/15/22 - FGIC Insured, (ETM) No Opt. Call Baa2 120,582
2,190 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 AA 2,354,184
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing, OPCO LLC Project, Senior Lien
Series 2012:
2,665 6.000%, 1/01/37, (Pre-refunded 7/01/22), (AMT) 7/22 at 100.00 BBB 2,674,621
Western Virginia Regional Jail Authority, Virginia, Facility
Revenue Bonds, Refunding Series 2016:
1,000 5.000%, 12/01/37, (Pre-refunded 12/01/26) 12/26 at 100.00 N/R 1,119,740
1,665 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 A+ 1,745,819
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 Aaa 322,171
52,100 Total U.S. Guaranteed 57,666,023
Utilities - 9.5%
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds,
FirstEnergy Generation Project, Refunding Series 2006A:
2,000 4.375%, 1/01/35, (Mandatory Put 7/01/22) No Opt. Call N/R 2,000,520
4,300 4.375%, 1/01/35, (Mandatory Put 7/01/22) (WI/DD, Settling 7/01/22) No Opt. Call N/R 4,300,000
3,660 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2 3,652,168
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 2,599,900
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33
7/27 at 100.00 A- 1,086,520
1,735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,906,331
825 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/33
10/27 at 100.00 BBB 875,548
Guam Power Authority, Revenue Bonds, Series 2012A:
390 5.000%, 10/01/27 - AGM Insured 10/22 at 100.00 AA 394,520
1,500 5.000%, 10/01/30 - AGM Insured 10/22 at 100.00 AA 1,517,385
1,350 5.000%, 10/01/34 - AGM Insured 10/22 at 100.00 AA 1,365,647

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,765 Loudoun County Sanitation Authority, Virginia, Water and Sewer System
Revenue Bonds, Refunding Series 2021, 4.000%, 1/01/33
1/31 at 100.00 N/R $ 4,123,202
3,085 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2 3,078,398
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008B, 0.750%, 11/01/35, (Mandatory Put 9/02/25)
No Opt. Call A2 1,877,320
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008C, 1.650%, 11/01/35, (Mandatory Put 5/31/24)
No Opt. Call N/R 1,968,700
2,975 Newport News, Virginia, Water Revenue Bonds, Series 2021, 5.000%,
7/15/30
No Opt. Call N/R 3,540,756
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 AA+ 4,288,640
1,715 Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42 11/27 at 100.00 AA+ 1,913,443
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37,
144A (WI/DD, Settling 6/15/22)
7/32 at 100.00 N/R 2,126,600
1,355 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.125%, 7/01/37
7/22 at 100.00 CCC 1,359,078
5,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A,
5.000%, 1/15/32
1/26 at 100.00 Aa1 5,434,200
2,955 Richmond, Virginia, Public Utility Revenue Bonds, Series 2020A, 5.000%,
1/15/34
1/30 at 100.00 Aa1 3,451,174
1,000 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B 1,004,860
1,000 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 975,630
52,110 Total Utilities 54,840,540
$ 592,591 Total Municipal Bonds (cost $598,875,590) 597,547,872
Shares Description (1) Value
COMMON STOCKS - 0.1%
Airlines - 0.1%
32,138 American Airlines Group Inc (6),(7) $ 574,306
Total Common Stocks (cost $905,444) 574,306
Total Long-Term Investments (cost $599,781,034) 598,122,178
Other Assets Less Liabilities - (3.1)% (18,255,396)
Net Assets - 100% $ 579,866,782
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
May 31, 2022
See accompanying notes to financial statements.

Arizona Colorado Maryland New Mexico Pennsylvania Virginia
Assets
Long-term investments, at value
†
$ 175,975,152 $ 486,047,124 $ 265,946,167 $ 87,527,095 $ 524,391,296 $ 598,122,178
Cash – – 5,918,957 678,557 – –
Cash collateral at brokers for investments in futures
contracts
(1)
– – – – 157,007 –
Receivable for interest 3,113,323 8,168,709 3,981,479 1,298,273 6,025,472 7,808,646
Receivable for investments sold 305,000 4,832,359 265,000 – 3,392,779 12,644,351
Receivable for shares sold 118,202 7,862,389 1,004,166 243,003 5,414,737 1,045,869
Receivable for variation margin on futures contracts – – – – 61,688 –
Other assets 4,164 13,180 6,171 4,186 36,308 73,538
Total assets 179,515,841 506,923,761 277,121,940 89,751,114 539,479,287 619,694,582
Liabilities
Cash overdraft 657,782 2,870,243 – – 5,789,395 10,022,145
Payable for dividends 103,646 144,709 142,179 38,544 270,642 289,256
Payable for investments purchased - regular
settlement — 4,264,987 — — — 5,112,334
Payable for investments purchased - when-issued/
delayed-delivery settlement — 1,889,408 4,577,394 — 2,550,000 22,650,995
Payable for shares redeemed 2,259,250 1,763,013 862,990 62,766 1,906,932 1,138,523
Accrued expenses:
Custodian fees 53,270 94,161 59,980 36,392 91,163 91,144
Management fees 76,075 206,325 110,050 37,989 217,015 240,679
Trustees fees 1,254 11,187 3,502 602 34,797 71,919
Professional fees 44,298 60,727 48,431 40,407 60,792 65,479
12b-1 distribution and service fees 16,270 44,113 22,841 11,359 47,713 49,643
Other 27,662 70,420 42,141 13,296 76,516 95,683
Total liabilities 3,239,507 11,419,293 5,869,508 241,355 11,044,965 39,827,800
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 176,276,334 $ 495,504,468 $ 271,252,432 $ 89,509,759 $ 528,434,322 $ 579,866,782
†
Long-term investments, cost $ 181,991,862 $ 497,573,203 $ 272,495,759 $ 88,989,359 $ 536,442,804 $ 599,781,034

Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.

Arizona Colorado Maryland New Mexico Pennsylvania Virginia
Class A Shares
Net Assets $ 71,379,634 $ 179,414,268 $ 96,337,161 $ 57,918,096 $ 200,785,643 $ 211,228,098
Shares outstanding 6,921,284 17,364,771 9,538,716 5,880,879 19,048,703 20,045,415
Net asset value ("NAV") per share $ 10.31 $ 10.33 $ 10.10 $ 9.85 $ 10.54 $ 10.54
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 10.76 $ 10.78 $ 10.54 $ 10.28 $ 11.00 $ 11.00
Class C Shares
Net Assets $ 4,361,994 $ 15,954,779 $ 7,860,743 $ 1,914,878 $ 17,063,326 $ 16,786,508
Shares outstanding 423,261 1,547,445 781,426 194,093 1,625,483 1,594,532
NAV and offering price per share $ 10.31 $ 10.31 $ 10.06 $ 9.87 $ 10.50 $ 10.53
Class I Shares
Net Assets $ 100,534,706 $ 300,135,421 $ 167,054,528 $ 29,676,785 $ 310,585,353 $ 351,852,176
Shares outstanding 9,730,497 29,074,961 16,547,252 2,998,801 29,521,439 33,465,782
NAV and offering price per share $ 10.33 $ 10.32 $ 10.10 $ 9.90 $ 10.52 $ 10.51
Fund level net assets consist of:
Capital paid-in $ 187,665,158 $ 519,679,902 $ 288,032,785 $ 94,199,234 $ 541,205,744 $ 610,460,357
Total distributable earnings (loss) (11,388,824) (24,175,434) (16,780,353) (4,689,475) (12,771,422) (30,593,575)
Fund level net assets $ 176,276,334 $ 495,504,468 $ 271,252,432 $ 89,509,759 $ 528,434,322 $ 579,866,782
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $   0.01 $   0.01 $   0.01 $   0.01 $   0.01 $   0.01
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
May 31, 2022
See accompanying notes to financial statements.

Arizona Colorado Maryland New Mexico Pennsylvania Virginia
Investment Income
Interest $ 5,944,276 $ 15,597,352 $ 9,054,421 $ 3,021,371 $ 16,401,020 $ 19,026,420
Total Investment Income 5,944,276 15,597,352 9,054,421 3,021,371 16,401,020 19,026,420
Expenses
– – – – – –
Management fees 1,056,184 2,787,809 1,476,352 498,363 2,764,569 3,218,029
12b-1 service fees - Class A Shares 175,768 438,998 231,277 123,708 414,792 514,165
12b-1 distribution and service fees - Class C Shares 53,438 190,491 92,585 23,826 201,552 201,319
12b-1 distribution and service fees - Class C2 Shares
(1)
32 29 63 29 134 144
Shareholder servicing agent fees 64,324 193,100 109,962 30,249 224,139 277,327
Interest expense 11,478 7,645 5,577 1,565 7,896 17,741
Custodian expenses, net 48,229 91,242 53,666 32,490 85,029 84,082
Trustees fees 6,424 17,956 9,443 3,010 18,009 20,871
Professional fees 49,017 66,253 52,686 44,106 65,416 70,682
Shareholder reporting expenses 19,218 37,596 18,569 11,369 32,319 37,806
Federal and state registration fees 13,335 6,589 11,806 6,462 6,780 7,639
Other 12,519 18,967 13,230 10,621 15,280 15,901
Total expenses 1,509,966 3,856,675 2,075,216 785,798 3,835,915 4,465,706
Net investment income (loss) 4,434,310 11,740,677 6,979,205 2,235,573 12,565,105 14,560,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (1,996,900) (7,364,605) (1,962,153) (937,199) (924,467) (10,675,181)
Net realized gain (loss) from futures contracts — — — — 680,148 —
Net realized gain (loss) from swaps — — — — (562,500) —
Change in net unrealized appreciation (depreciation) of
investments (18,493,584) (46,776,652) (26,540,879) (7,818,682) (47,979,758) (55,671,881)
Change in net unrealized appreciation (depreciation) of
futures contracts — — — — 70,355 —
Change in net unrealized appreciation (depreciation) of
swaps — — — — 292,882 —
Net realized and unrealized gain (loss) (20,490,484) (54,141,257) (28,503,032) (8,755,881) (48,423,340) (66,347,062)
Net increase (decrease) in net assets from operations $ (16,056,174) $ (42,400,580) $ (21,523,827) $ (6,520,308) $ (35,858,235) $ (51,786,348)
(1)
Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Arizona Colorado
Year Ended
5/31/22
Year Ended
5/31/21
Year Ended
5/31/22
Year Ended
5/31/21
Operations
Net investment income (loss) $ 4,434,310 $ 4,195,478 $ 11,740,677 $ 10,897,805
Net realized gain (loss) from investments (1,996,900) 16,460 (7,364,605) 79,865
Change in net unrealized appreciation (depreciation) of
investments (18,493,584) 5,090,593 (46,776,652) 13,713,332
Net increase (decrease) in net assets from operations (16,056,174) 9,302,531 (42,400,580) 24,691,002
Distributions to Shareholders
Dividends:
Class A Shares (1,699,150) (1,733,528) (3,889,966) (4,255,547)
Class C Shares (60,288) (80,457) (184,355) (235,177)
Class C2 Shares
(1)
– (28,975) – (37,748)
Class I Shares (2,539,837) (2,531,935) (6,591,185) (6,467,524)
Decrease in net assets from distributions to shareholders (4,299,275) (4,374,895) (10,665,506) (10,995,996)
Fund Share Transactions
Proceeds from sale of shares 60,985,822 77,593,482 183,056,304 180,169,195
Proceeds from shares issued to shareholders due to reinvestment of distributions 2,914,697 2,911,838 8,936,585 8,957,352
63,900,519 80,505,320 191,992,889 189,126,547
Cost of shares redeemed (73,735,396) (27,407,782) (214,555,244) (86,528,982)
Net increase (decrease) in net assets from Fund share transactions (9,834,877) 53,097,538 (22,562,355) 102,597,565
Net increase (decrease) in net assets (30,190,326) 58,025,174 (75,628,441) 116,292,571
Net assets at the beginning of period 206,466,660 148,441,486 571,132,909 454,840,338
Net assets at the end of period $ 176,276,334 $ 206,466,660 $ 495,504,468 $ 571,132,909

See accompanying notes to financial statements.

Maryland New Mexico
Year Ended
5/31/22
Year Ended
5/31/21
Year Ended
5/31/22
Year Ended
5/31/21
Operations
Net investment income (loss) $ 6,979,205 $ 6,754,484 $ 2,235,573 $ 2,303,530
Net realized gain (loss) from investments (1,962,153) (34,710) (937,199) 18,188
Change in net unrealized appreciation (depreciation) of
investments (26,540,879) 10,939,971 (7,818,682) 1,909,094
Net increase (decrease) in net assets from operations (21,523,827) 17,659,745 (6,520,308) 4,230,812
Distributions to Shareholders
Dividends:
Class A Shares (2,489,685) (2,522,783) (1,343,697) (1,387,422)
Class C Shares (123,471) (183,146) (32,645) (40,575)
Class C2 Shares
(1)
– (75,406) – (18,201)
Class I Shares (4,121,292) (3,912,940) (826,485) (821,761)
Decrease in net assets from distributions to shareholders (6,734,448) (6,694,275) (2,202,827) (2,267,959)
Fund Share Transactions
Proceeds from sale of shares 92,639,368 88,834,775 20,222,674 21,985,551
Proceeds from shares issued to shareholders due to reinvestment of distributions 4,855,596 4,840,827 1,675,247 1,748,777
97,494,964 93,675,602 21,897,921 23,734,328
Cost of shares redeemed (101,341,060) (49,316,316) (21,877,269) (18,321,687)
Net increase (decrease) in net assets from Fund share transactions (3,846,096) 44,359,286 20,652 5,412,641
Net increase (decrease) in net assets (32,104,371) 55,324,756 (8,702,483) 7,375,494
Net assets at the beginning of period 303,356,803 248,032,047 98,212,242 90,836,748
Net assets at the end of period $ 271,252,432 $ 303,356,803 $ 89,509,759 $ 98,212,242

See accompanying notes to financial statements.

Pennsylvania Virginia
Year Ended
5/31/22
Year Ended
5/31/21
Year Ended
5/31/22
Year Ended
5/31/21
Operations
Net investment income (loss) $ 12,565,105 $ 11,953,919 $ 14,560,714 $ 13,989,518
Net realized gain (loss) from investments (924,467) (264,892) (10,675,181) (121,913)
Net realized gain (loss) from futures contracts 680,148 195,283 — —
Net realized gain (loss) from swaps (562,500) – – –
Change in net unrealized appreciation (depreciation) of
investments (47,979,758) 14,530,816 (55,671,881) 19,963,328
Change in net unrealized appreciation (depreciation) of futures contracts 70,355 5,248 – –
Change in net unrealized appreciation (depreciation) of swaps 292,882 (292,882) – –
Net increase (decrease) in net assets from operations (35,858,235) 26,127,492 (51,786,348) 33,830,933
Distributions to Shareholders
Dividends:
Class A Shares (4,103,714) (5,146,418) (5,163,119) (5,625,092)
Class C Shares (238,789) (385,058) (245,381) (321,104)
Class C2 Shares
(1)
– (132,223) – (110,294)
Class I Shares (7,497,408) (8,976,426) (8,655,817) (8,405,140)
Decrease in net assets from distributions to shareholders (11,839,911) (14,640,125) (14,064,317) (14,461,630)
Fund Share Transactions
Proceeds from sale of shares 183,056,403 120,490,945 241,869,944 166,565,079
Proceeds from shares issued to shareholders due to reinvestment of distributions 8,534,891 10,391,609 10,442,707 10,692,771
191,591,294 130,882,554 252,312,651 177,257,850
Cost of shares redeemed (166,568,753) (76,867,114) (275,116,498) (95,574,354)
Net increase (decrease) in net assets from Fund share transactions 25,022,541 54,015,440 (22,803,847) 81,683,496
Net increase (decrease) in net assets (22,675,605) 65,502,807 (88,654,512) 101,052,799
Net assets at the beginning of period 551,109,927 485,607,120 668,521,294 567,468,495
Net assets at the end of period $ 528,434,322 $ 551,109,927 $ 579,866,782 $ 668,521,294
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Arizona
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.36 $ 0.22 $ (1.05) $ (0.83) $ (0.22) $ — $ (0.22) $ 10.31
2021 11.03 0.25 0.35 0.60 (0.27) — (0.27) 11.36
2020 10.98 0.28 0.06 0.34 (0.29) — (0.29) 11.03
2019 10.68 0.30 0.29 0.59 (0.29) — (0.29) 10.98
2018 10.82 0.31 (0.15) 0.16 (0.30) — (0.30) 10.68
Class
C
2022 11.35 0.13 (1.04) (0.91) (0.13) — (0.13) 10.31
2021 11.03 0.16 0.34 0.50 (0.18) — (0.18) 11.35
2020 10.98 0.19 0.07 0.26 (0.21) — (0.21) 11.03
2019 10.68 0.21 0.30 0.51 (0.21) — (0.21) 10.98
2018 10.82 0.23 (0.15) 0.08 (0.22) — (0.22) 10.68
Class
I
2022 11.38 0.24 (1.05) (0.81) (0.24) — (0.24) 10.33
2021 11.06 0.28 0.33 0.61 (0.29) — (0.29) 11.38
2020 11.01 0.30 0.07 0.37 (0.32) — (0.32) 11.06
2019 10.71 0.32 0.30 0.62 (0.32) — (0.32) 11.01
2018 10.85 0.33 (0.14) 0.19 (0.33) — (0.33) 10.71
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
(7.46) % $ 71,380 0.81% 0.80% 2.00% 16%
5.44 87,105 0.82 0.81 2.24 4
3.15 61,110 0.84 0.83 2.54 13
5.67 57,476 0.86 0.86 2.78 6
1.54 52,106 0.88 0.87 2.90 14
(8.12) 4,362 1.61 1.60 1.20 16
4.52 5,474 1.62 1.61 1.45 4
2.35 4,909 1.64 1.63 1.74 13
4.85 4,209 1.66 1.66 1.99 6
0.75 4,162 1.68 1.67 2.10 14
(7.25) 100,535 0.61 0.60 2.20 16
5.56 113,625 0.62 0.61 2.44 4
3.37 79,716 0.64 0.63 2.74 13
5.90 64,435 0.66 0.66 2.98 6
1.76 53,601 0.68 0.67 3.09 14

Financial Highlights
(continued)
Colorado
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.34 $ 0.22 $ (1.03) $ (0.81) $ (0.20) $ — $ (0.20) $ 10.33
2021 11.03 0.23 0.31 0.54 (0.23) — (0.23) 11.34
2020 10.89 0.27 0.16 0.43 (0.29) — (0.29) 11.03
2019 10.63 0.33 0.28 0.61 (0.35) — (0.35) 10.89
2018 10.77 0.35 (0.14) 0.21 (0.35) — (0.35) 10.63
Class
C
2022 11.32 0.13 (1.03) (0.90) (0.11) — (0.11) 10.31
2021 11.01 0.14 0.31 0.45 (0.14) — (0.14) 11.32
2020 10.87 0.18 0.17 0.35 (0.21) — (0.21) 11.01
2019 10.61 0.25 0.27 0.52 (0.26) — (0.26) 10.87
2018 10.74 0.26 (0.13) 0.13 (0.26) — (0.26) 10.61
Class
I
2022 11.33 0.24 (1.03) (0.79) (0.22) — (0.22) 10.32
2021 11.02 0.25 0.31 0.56 (0.25) — (0.25) 11.33
2020 10.89 0.29 0.16 0.45 (0.32) — (0.32) 11.02
2019 10.63 0.35 0.27 0.62 (0.36) — (0.36) 10.89
2018 10.76 0.37 (0.14) 0.23 (0.36) — (0.36) 10.63
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expense
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 7 .26 ) % $ 179,414 0 .77% 0 .77% 1 .97% 18%
4 .94 229,010 0 .77 0 .77 2 .03 4
4 .02 185,700 0 .78 0 .78 2 .47 20
5 .84 131,996 0 .82 0 .82 3 .15 19
1 .94 104,759 0 .83 0 .83 3 .23 10
( 8 .03 ) 15,955 1 .57 1 .57 1 .17 18
4 .12 20,174 1 .57 1 .57 1 .23 4
3 .21 17,392 1 .58 1 .58 1 .68 20
4 .96 13,538 1 .62 1 .62 2 .36 19
1 .19 12,844 1 .63 1 .63 2 .44 10
( 7 .07 ) 300,135 0 .57 0 .57 2 .18 18
5 .16 321,648 0 .57 0 .57 2 .22 4
4 .14 248,133 0 .58 0 .58 2 .67 20
6 .02 172,702 0 .62 0 .62 3 .35 19
2 .21 119,682 0 .63 0 .63 3 .44 10

Financial Highlights
(continued)
Maryland
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.13 $ 0.24 $ (1.04) $ (0.80) $ (0.23) $ — $ (0.23) $ 10.10
2021 10.68 0.26 0.45 0.71 (0.26) — (0.26) 11.13
2020 10.78 0.28 (0.09) 0.19 (0.29) — (0.29) 10.68
2019 10.59 0.32 0.19 0.51 (0.32) — (0.32) 10.78
2018 10.75 0.33 (0.17) 0.16 (0.32) — (0.32) 10.59
Class
C
2022 11.08 0.16 (1.04) (0.88) (0.14) — (0.14) 10.06
2021 10.63 0.18 0.44 0.62 (0.17) — (0.17) 11.08
2020 10.74 0.19 (0.09) 0.10 (0.21) — (0.21) 10.63
2019 10.54 0.24 0.19 0.43 (0.23) — (0.23) 10.74
2018 10.71 0.24 (0.18) 0.06 (0.23) — (0.23) 10.54
Class
I
2022 11.13 0.27 (1.04) (0.77) (0.26) — (0.26) 10.10
2021 10.68 0.29 0.44 0.73 (0.28) — (0.28) 11.13
2020 10.78 0.30 (0.08) 0.22 (0.32) — (0.32) 10.68
2019 10.59 0.34 0.19 0.53 (0.34) — (0.34) 10.78
2018 10.76 0.35 (0.18) 0.17 (0.34) — (0.34) 10.59
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 7 .27 ) % $ 96,337 0 .78% 0 .78% 2 .25% 22%
6 .72 116,909 0 .80 0 .80 2 .40 9
1 .79 97,106 0 .81 0 .81 2 .59 18
4 .90 83,241 0 .84 0 .84 3 .06 17
1 .50 67,550 0 .83 0 .83 3 .05 23
( 7 .98 ) 7,861 1 .58 1 .58 1 .45 22
5 .88 10,445 1 .60 1 .60 1 .61 9
0 .98 12,507 1 .61 1 .61 1 .79 18
4 .09 11,164 1 .63 1 .63 2 .26 17
0 .61 13,027 1 .63 1 .63 2 .26 23
( 7 .06 ) 167,055 0 .58 0 .58 2 .45 22
6 .93 175,495 0 .60 0 .60 2 .59 9
2 .01 130,951 0 .61 0 .61 2 .79 18
5 .14 123,900 0 .64 0 .64 3 .26 17
1 .63 86,059 0 .63 0 .63 3 .25 23

Financial Highlights
(continued)
New Mexico
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 10.75 $ 0.23 $ (0.90) $ (0.67) $ (0.23) $ — $ (0.23) $ 9.85
2021 10.53 0.25 0.22 0.47 (0.25) — (0.25) 10.75
2020 10.42 0.28 0.13 0.41 (0.30) — (0.30) 10.53
2019 10.23 0.30 0.20 0.50 (0.31) — (0.31) 10.42
2018 10.43 0.31 (0.20) 0.11 (0.31) — (0.31) 10.23
Class
C
2022 10.77 0.15 (0.91) (0.76) (0.14) — (0.14) 9.87
2021 10.55 0.17 0.21 0.38 (0.16) — (0.16) 10.77
2020 10.44 0.20 0.12 0.32 (0.21) — (0.21) 10.55
2019 10.24 0.22 0.20 0.42 (0.22) — (0.22) 10.44
2018 10.44 0.23 (0.21) 0.02 (0.22) — (0.22) 10.24
Class
I
2022 10.81 0.25 (0.91) (0.66) (0.25) — (0.25) 9.90
2021 10.58 0.27 0.23 0.50 (0.27) — (0.27) 10.81
2020 10.47 0.30 0.13 0.43 (0.32) — (0.32) 10.58
2019 10.28 0.32 0.20 0.52 (0.33) — (0.33) 10.47
2018 10.49 0.33 (0.21) 0.12 (0.33) — (0.33) 10.28
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 6 .35 ) % $ 57,918 0 .84% 0 .84% 2 .21% 15%
4 .48 62,010 0 .85 0 .85 2 .36 10
3 .94 57,402 0 .86 0 .86 2 .68 5
4 .95 48,950 0 .88 0 .88 2 .97 15
1 .03 46,368 0 .88 0 .88 2 .98 8
( 7 .08 ) 1,915 1 .64 1 .64 1 .41 15
3 .66 2,592 1 .65 1 .65 1 .56 10
3 .11 2,814 1 .66 1 .66 1 .89 5
4 .19 2,469 1 .68 1 .68 2 .17 15
0 .21 2,109 1 .67 1 .67 2 .17 8
( 6 .20 ) 29,677 0 .64 0 .64 2 .41 15
4 .79 33,372 0 .65 0 .65 2 .56 10
4 .15 28,740 0 .66 0 .66 2 .88 5
5 .17 24,647 0 .68 0 .68 3 .17 15
1 .16 20,653 0 .68 0 .68 3 .18 8

Financial Highlights
(continued)
Pennsylvania
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.44 $ 0.24 $ (0.92) $ (0.68) $ (0.22) $ — $ (0.22) $ 10.54
2021 11.19 0.25 0.31 0.56 (0.26) (0.05) (0.31) 11.44
2020 11.15 0.29 0.04 0.33 (0.29) ( — ) (e) (0.29) 11.19
2019 10.80 0.33 0.40 0.73 (0.34) (0.04) (0.38) 11.15
2018 10.96 0.35 (0.15) 0.20 (0.36) — (0.36) 10.80
Class
C
2022 11.39 0.15 (0.91) (0.76) (0.13) — (0.13) 10.50
2021 11.14 0.16 0.31 0.47 (0.17) (0.05) (0.22) 11.39
2020 11.11 0.20 0.03 0.23 (0.20) ( — ) (e) (0.20) 11.14
2019 10.76 0.24 0.40 0.64 (0.25) (0.04) (0.29) 11.11
2018 10.92 0.26 (0.15) 0.11 (0.27) — (0.27) 10.76
Class
I
2022 11.42 0.26 (0.91) (0.65) (0.25) — (0.25) 10.52
2021 11.17 0.27 0.31 0.58 (0.28) (0.05) (0.33) 11.42
2020 11.13 0.31 0.05 0.36 (0.32) ( — ) (e) (0.32) 11.17
2019 10.79 0.35 0.38 0.73 (0.35) (0.04) (0.39) 11.13
2018 10.94 0.37 (0.14) 0.23 (0.38) — (0.38) 10.79
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 6 .02 ) % $ 200,786 0 .76% 0 .76% 2 .12% 17%
5 .07 199,228 0 .77 0 .77 2 .23 16
3 .02 175,578 0 .78 0 .78 2 .60 12
6 .91 152,034 0 .80 0 .80 3 .03 14
1 .85 122,968 0 .81 0 .81 3 .22 12
( 6 .71 ) 17,063 1 .56 1 .56 1 .31 17
4 .26 20,858 1 .57 1 .57 1 .43 16
2 .12 19,708 1 .58 1 .58 1 .80 12
6 .05 18,812 1 .60 1 .60 2 .24 14
1 .02 20,561 1 .61 1 .61 2 .42 12
( 5 .83 ) 310,585 0 .56 0 .56 2 .32 17
5 .30 329,936 0 .57 0 .57 2 .43 16
3 .24 280,596 0 .58 0 .58 2 .80 12
7 .00 243,370 0 .60 0 .60 3 .23 14
2 .11 188,492 0 .61 0 .61 3 .41 12

Financial Highlights
(continued)
Virginia
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.65 $ 0.24 $ (1.12) $ (0.88) $ (0.23) $ — $ (0.23) $ 10.54
2021 11.28 0.25 0.38 0.63 (0.26) — (0.26) 11.65
2020 11.25 0.28 0.05 0.33 (0.30) — (0.30) 11.28
2019 11.00 0.32 0.25 0.57 (0.32) — (0.32) 11.25
2018 11.18 0.33 (0.18) 0.15 (0.33) — (0.33) 11.00
Class
C
2022 11.64 0.15 (1.12) (0.97) (0.14) — (0.14) 10.53
2021 11.27 0.16 0.38 0.54 (0.17) — (0.17) 11.64
2020 11.24 0.19 0.05 0.24 (0.21) — (0.21) 11.27
2019 10.99 0.23 0.25 0.48 (0.23) — (0.23) 11.24
2018 11.17 0.24 (0.18) 0.06 (0.24) — (0.24) 10.99
Class
I
2022 11.62 0.26 (1.12) (0.86) (0.25) — (0.25) 10.51
2021 11.25 0.27 0.38 0.65 (0.28) — (0.28) 11.62
2020 11.23 0.30 0.04 0.34 (0.32) — (0.32) 11.25
2019 10.97 0.34 0.26 0.60 (0.34) — (0.34) 11.23
2018 11.15 0.35 (0.18) 0.17 (0.35) — (0.35) 10.97
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
(7.68) % $ 211,228 0.76% 0.76% 2.09% 27%
5.63 266,280 0.77 0.77 2.18 6
2.94 228,436 0.78 0.78 2.49 10
5.34 202,986 0.80 0.80 2.93 29
1.38 180,675 0.80 0.80 3.01 26
(8.42) 16,787 1.56 1.56 1.29 27
4.82 21,904 1.57 1.57 1.38 6
2.13 21,219 1.58 1.58 1.69 10
4.48 18,999 1.60 1.60 2.13 29
0.56 19,949 1.60 1.60 2.21 26
(7.50) 351,852 0.56 0.56 2.29 27
5.86 379,172 0.57 0.57 2.37 6
3.06 306,442 0.58 0.58 2.69 10
5.62 226,267 0.60 0.60 3.12 29
1.55 192,830 0.60 0.60 3.21 26

Notes to Financial Statements
1. General Information
Trust and Fund Information
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”), Nuveen Colorado Municipal
Bond Fund (“Colorado”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen New Mexico Municipal Bond Fund (“New Mexico”),
Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a “Fund” and collectively, the “Funds”), as diversified funds among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is May 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. The Funds issued Class C2 Shares upon the exchange of Class C2
Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2
Shares converted to Class A Shares after the close of business on June 4, 2021. Class I Shares are sold without an up-front sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”)
interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new
Fund
Gross
Custodian Fee
Credits
Arizona
$ 3,658
Colorado
2,836
Maryland
2,121
New Mexico
744
Pennsylvania
4,360
Virginia
3,165

Notes to Financial Statements
(continued)
and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Municipal market data rate locks (“MMD Rate Locks”) are marked-to-market daily based upon a price supplied by a pricing service. MMD Rate Locks are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
Arizona
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 175,975,152 $ – $ 175,975,152
Total
$ – $ 175,975,152 $ – $ 175,975,152
Colorado
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 486,047,124 $ – $ 486,047,124
Total
$ – $ 486,047,124 $ – $ 486,047,124
Maryland
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 265,692,770 $ – $ 265,692,770
Common Stocks 253,397 – – 253,397
Total
$ 253,397 $ 265,692,770 $ – $ 265,946,167
New Mexico
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 87,527,095 $ – $ 87,527,095
Total
$ – $ 87,527,095 $ – $ 87,527,095
Pennsylvania
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 503,178,035 $ – $ 503,178,035
Common Stocks – 21,213,261
**
– 21,213,261
Investments in Derivatives:
Futures Contracts*** 57,480 – – 57,480
Total
$ 57,480 $ 524,391,296 $ – $ 524,448,776
Virginia
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 597,547,872 $ – $ 597,547,872
Common Stocks 574,306 – – 574,306
Total
$ 574,306 $ 597,547,872 $ – $ 598,122,178
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
*** Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

Notes to Financial Statements
(continued)
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Arizona
$ — $ — $ —
Colorado
— — —
Maryland
— — —
New Mexico
— — —
Pennsylvania
— — —
Virginia
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Arizona
$ 847,315 0 .88%
Colorado
— —
Maryland
— —
New Mexico
— —
Pennsylvania
— —
Virginia
— —

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facilities.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding investments in derivatives, where applicable) during the current fiscal period were as follows:
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Arizona
$ — $ — $ —
Colorado
— — —
Maryland
— — —
New Mexico
— — —
Pennsylvania
— — —
Virginia
— — —
Fund
Purchases
Sales and
Maturities
Arizona
$ 31,474,360 $ 33,961,435
Colorado
98,198,468 108,802,897
Maryland
64,419,340 66,935,112
New Mexico
15,707,011 14,480,799
Pennsylvania
121,479,833 95,546,702
Virginia
184,998,926 178,994,276

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, Pennsylvania used futures to manage the duration and yield curve exposure of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund
Average Notional Amount of
Futures Contracts Outstanding*
Pennsylvania $8,787,988
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
Pennsylvania
Interest rate Futures contracts Receivable for variation margin on futures contracts*
$57,480 - -
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
Pennsylvania Interest Rate Future contracts $680,148 $70,355

MMD Rate Locks
Each Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, a Fund can create a synthetic long or short position, allowing the Fund to select what the Sub-Adviser believes is an attractive part of the yield curve. A Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate
Lock is a contract between a Fund and a counterparty pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.
Changes in the value of an MMD Rate Lock during the fiscal period are reflected as a change in unrealized appreciation (depreciation) of swaps on the Statements of Operations. The value of an MMD Rate Lock as of the end of the reporting period is reflected as unrealized appreciation
(depreciation) on swaps on the Statement of Assets and Liabilities. Payments received or made by the Fund, if any, are recognized as net realized gain (loss) from swaps on the Statement of Operations.
During the current fiscal period, Pennsylvania was invested in MMD Rate Locks to manage the duration and yield curve exposure of its portfolio.
The average notional amount of the MMD Rate Locks outstanding for the Fund during the period was $1,000,000. The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on MMD
Rate Locks on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Swaps
Change in Net Unrealized
Appreciation (Depreciation) of
Swaps
Pennsylvania Interest rate MMD Rate Lock $(562,500) $292,882

Notes to Financial Statements
(continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/22
Year Ended
5/31/21
Arizona Shares Amount Shares Amount
Shares sold:
Class A 2,072,770 $23,261,282 2,697,677 $30,336,510
Class A - automatic conversion of Class C2 Shares 23,101 262,895 — —
Class C 63,569 708,170 112,879 1,269,600
Class C2
(1)
— — 11 121
Class I 3,319,665 36,753,475 4,079,518 45,987,251
Shares issued to shareholders due to reinvestment of distributions:
Class A 119,384 1,318,681 116,253 1,308,430
Class C 4,362 48,178 5,661 63,619
Class C2
(1)
— — 2,421 27,194
Class I 139,953 1,547,838 134,178 1,512,595
5,742,804 63,900,519 7,148,598 80,505,320
Shares redeemed:
Class A (2,961,586) (32,035,123) (684,424) (7,699,837)
Class C (126,907) (1,380,640) (81,491) (916,543)
Class C2
(1)
— — (224,580) (2,517,522)
Class C2 - automatic conversion to Class A Shares (23,104) (262,924) — —
Class I (3,711,652) (40,056,709) (1,440,847) (16,273,880)
(6,823,249) (73,735,396) (2,431,342) (27,407,782)
Net increase (decrease) (1,080,445) $(9,834,877) 4,717,256 $53,097,538
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/22
Year Ended
5/31/21
Colorado Shares Amount Shares Amount
Shares sold:
Class A 2,943,050 $32,469,646 5,711,155 $64,285,258
Class A - automatic conversion of Class C Shares — — 7,575 85,063
Class A - automatic conversion of Class C2 Shares 26,536 301,447 — —
Class C 176,485 1,963,466 437,744 4,918,029
Class C2
(1)
— — 71 788
Class I 13,604,067 148,321,745 9,860,327 110,880,057
Shares issued to shareholders due to reinvestment of distributions:
Class A 339,956 3,746,463 362,859 4,081,466
Class C 16,062 176,390 20,250 227,222
Class C2
(1)
— — 3,245 36,335
Class I 456,245 5,013,732 410,325 4,612,329
17,562,401 191,992,889 16,813,551 189,126,547
Shares redeemed:
Class A (6,134,300) (66,223,266) (2,729,472) (30,677,261)
Class C (427,522) (4,655,310) (248,322) (2,786,963)
Class C - automatic conversion to Class A Shares — — (7,588) (85,063)
Class C2
(1)
— — (305,242) (3,417,751)
Class C2 - automatic conversion to Class A Shares (26,631) (301,469) — —
Class I (13,362,386) (143,375,199) (4,407,431) (49,561,944)
(19,950,839) (214,555,244) (7,698,055) (86,528,982)
Net increase (decrease) (2,388,438) $(22,562,355) 9,115,496 $102,597,565
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Year Ended
5/31/22
Year Ended
5/31/21
Maryland Shares Amount Shares Amount
Shares sold:
Class A 1,667,834 $18,304,361 2,634,562 $28,925,275
Class A - automatic conversion of Class C Shares 1,504 15,559 1,310 14,401
Class A - automatic conversion of Class C2 Shares 45,679 508,861 13,742 151,266
Class C 80,738 883,421 160,659 1,759,544
Class C2
(1)
— — 187 2,020
Class I 6,998,820 72,927,166 5,273,031 57,982,269
Shares issued to shareholders due to reinvestment of distributions:
Class A 176,548 1,908,567 178,974 1,967,406
Class C 8,342 89,805 12,069 131,973
Class C2
(1)
— — 5,963 65,160
Class I 264,847 2,857,224 243,498 2,676,288
9,244,312 97,494,964 8,523,995 93,675,602
Shares redeemed:
Class A (2,858,181) (30,325,258) (1,418,211) (15,537,603)
Class C (248,672) (2,691,879) (405,353) (4,442,714)
Class C - automatic conversion to Class A Shares (1,511) (15,559) (1,315) (14,401)
Class C2
(1)
— — (648,086) (7,096,250)
Class C2 - automatic conversion to Class A Shares (45,802) (508,866) (13,783) (151,266)
Class I (6,488,495) (67,799,498) (2,011,409) (22,074,082)
(9,642,661) (101,341,060) (4,498,157) (49,316,316)
Net increase (decrease) (398,349) $(3,846,096) 4,025,838 $44,359,286
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/22
Year Ended
5/31/21
New Mexico Shares Amount Shares Amount
Shares sold:
Class A 799,025 $8,444,462 979,442 $10,464,020
Class A - automatic conversion of Class C2 Shares 22,189 238,749 302 3,231
Class C 28,936 309,814 25,333 271,250
Class C2
(1)
— — 2,052 22,018
Class I 1,060,505 11,229,649 1,044,959 11,225,032
Shares issued to shareholders due to reinvestment of distributions:
Class A 104,098 1,086,989 103,074 1,101,298
Class C 2,891 30,311 3,526 37,739
Class C2
(1)
— — 1,596 17,021
Class I 53,168 557,947 55,191 592,719
2,070,812 21,897,921 2,215,475 23,734,328
Shares redeemed:
Class A (812,059) (8,443,863) (768,681) (8,199,765)
Class C (78,376) (817,825) (55,042) (588,328)
Class C2
(1)
— — (159,930) (1,705,911)
Class C2 - automatic conversion to Class A Shares (22,192) (238,782) (302) (3,231)
Class I (1,203,306) (12,376,799) (728,428) (7,824,452)
(2,115,933) (21,877,269) (1,712,383) (18,321,687)
Net increase (decrease) (45,121) $20,652 503,092 $5,412,641
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Year Ended
5/31/22
Year Ended
5/31/21
Pennsylvania Shares Amount Shares Amount
Shares sold:
Class A 7,382,134 $80,610,513 3,655,138 $41,374,925
Class A - automatic conversion of Class C2 Shares 95,082 1,090,586 137,568 1,552,079
Class C 232,891 2,640,845 387,584 4,376,378
Class C2
(1)
— — 156 1,754
Class I 8,925,918 98,714,459 6,476,744 73,185,809
Shares issued to shareholders due to reinvestment of distributions:
Class A 325,290 3,639,088 399,810 4,525,772
Class C 20,352 227,177 31,419 354,183
Class C2
(1)
— — 11,011 124,145
Class I 417,890 4,668,626 476,745 5,387,509
17,399,557 191,591,294 11,576,175 130,882,554
Shares redeemed:
Class A (6,169,345) (66,339,963) (2,472,657) (27,983,279)
Class C (458,399) (5,055,994) (357,011) (4,025,281)
Class C2
(1)
— — (649,579) (7,306,801)
Class C2 - automatic conversion to Class A Shares (95,422) (1,090,674) (137,943) (1,552,079)
Class I (8,713,782) (94,082,122) (3,184,948) (35,999,674)
(15,436,948) (166,568,753) (6,802,138) (76,867,114)
Net increase (decrease) 1,962,609 $25,022,541 4,774,037 $54,015,440
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/22
Year Ended
5/31/21
Virginia Shares Amount Shares Amount
Shares sold:
Class A 4,544,538 $50,359,802 4,563,634 $52,657,145
Class A - automatic conversion of Class C2 Shares 100,007 1,167,081 67,837 780,811
Class C 194,662 2,201,243 334,246 3,847,376
Class C2
(1)
— — 300 3,418
Class I 17,257,773 188,141,818 9,487,314 109,276,329
Shares issued to shareholders due to reinvestment of distributions:
Class A 388,582 4,383,034 407,327 4,700,605
Class C 19,867 224,065 24,109 277,908
Class C2
(1)
— — 8,329 95,877
Class I 519,332 5,835,608 487,857 5,618,381
23,024,761 252,312,651 15,380,953 177,257,850
Shares redeemed:
Class A (7,847,897) (85,287,609) (2,434,917) (28,114,559)
Class C (502,110) (5,659,384) (359,000) (4,152,065)
Class C2
(1)
— — (849,473) (9,769,958)
Class C2 - automatic conversion to Class A Shares (100,181) (1,167,115) (67,896) (780,811)
Class I (16,931,503) (183,002,390) (4,583,892) (52,756,961)
(25,381,691) (275,116,498) (8,295,178) (95,574,354)
Net increase (decrease) (2,356,930) $(22,803,847) 7,085,775 $81,683,496
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Arizona
$ 181,975,266 $ 1,774,543 $ (7,774,657) $ (6,000,114)
Colorado
497,648,792 5,411,967 (17,013,635) (11,601,668)
Maryland
272,269,125 4,366,863 (10,689,821) (6,322,958)
New Mexico
88,989,122 1,150,531 (2,612,558) (1,462,027)
Pennsylvania
536,528,849 17,188,249 (29,268,322) (12,080,073)
Virginia
599,383,940 16,855,017 (18,116,779) (1,261,762)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Arizona
$ 305,763 $ — $ — $ (6,000,114) $ (5,353,975) $ — $ (340,498) $ (11,388,824)
Colorado
1,139,512 — — (11,601,668) (12,800,628) — (912,650) (24,175,434)
Maryland
367,060 173 — (6,322,958) (10,289,211) — (535,417) (16,780,353)
New Mexico
106,422 — — (1,462,027) (3,156,309) — (177,561) (4,689,475)
Pennsylvania
1,013,629 51,388 — (12,080,073) (747,539) — (1,008,827) (12,771,422)
Virginia
925,913 24,262 — (1,261,762) (29,120,592) — (1,161,396) (30,593,575)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2022 through May 31, 2022 and paid on June 1, 2022.
5/31/22 5/31/21
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Arizona
$ 4,299,275 $ — $ — $ 4,372,648 $ 2,247 $ —
Colorado
10,663,964 1,542 — 10,992,579 3,417 —
Maryland
6,733,750 698 — 6,693,032 1,243 —
New Mexico
2,202,827 — — 2,267,959 — —
Pennsylvania
11,830,421 9,490 — 12,035,750 176,424 2,427,951
Virginia
14,060,364 3,953 — 14,458,901 2,729 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
Fund
Short-Term Long-Term Total
Arizona
$ 2,342,652 $ 3,011,323 $ 5,353,975
Colorado
7,411,585 5,389,043 12,800,628
Maryland
5,335,866 4,953,345 10,289,211
New Mexico
1,102,074 2,054,235 3,156,309
Pennsylvania
747,539 — 747,539
Virginia
12,529,596 16,590,996 29,120,592
Average Daily Net Assets Arizona Colorado Maryland New Mexico Pennsylvania Virginia
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of May 31, 2022, the complex-level fee rate for each Fund was as follows:
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee.  Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Complex-Level Fee
Arizona
0 .1559%
Colorado
0 .1607%
Maryland
0 .1559%
New Mexico
0 .1559%
Pennsylvania
0 .1559%
Virginia
0 .1559%
Fund
Purchases Sales
Realized
Gain (Loss)
Arizona
$ 6,542,413 $ 11,375,437 $ (1,126,101)
Colorado
24,642,010 32,181,440 (2,409,847)
Maryland
8,725,306 7,737,490 (703,450)
New Mexico
— 2,098,634 (239,143)
Pennsylvania
— — —
Virginia
29,375,873 29,525,425 (2,896,891)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Arizona
$ 166,135 $ 160,041
Colorado
270,216 261,312
Maryland
147,697 142,746
New Mexico
87,836 83,671
Pennsylvania
295,151 282,619
Virginia
192,497 183,159

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its
Fund
Commission
Advances
(Unaudited)
Arizona
$ 128,256
Colorado
222,930
Maryland
119,613
New Mexico
60,239
Pennsylvania
228,787
Virginia
145,732
Fund
12b-1 Fees
Retained
(Unaudited)
Arizona
$ —
Colorado
38,570
Maryland
12,075
New Mexico
1,739
Pennsylvania
44,356
Virginia
35,232
Fund
CDSC
Retained
(Unaudited)
Arizona
$ 27,363
Colorado
53,264
Maryland
8,293
New Mexico
2,019
Pennsylvania
14,002
Virginia
23,707

anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed.  The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period.  Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
10. Subsequent Events
Committed Line of Credit
During June 2022, the Participating Funds renewed the standby credit facility through June 2023. In conjunction with this renewal the commitment amount increased from $2.635 billion to $2.700 billion. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. All other terms remain unchanged.
Fund
Maximum
Outstanding
Balance
Arizona
$ —
Colorado
—
Maryland
—
New Mexico
—
Pennsylvania
—
Virginia
30,100,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Arizona
— $ — — %
Colorado
— — —
Maryland
— — —
New Mexico
— — —
Pennsylvania
— — —
Virginia
9 20,011,111 1 .49

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Arizona $ —
Colorado —
Maryland —
New Mexico —
Pennsylvania —
Virginia —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds
(TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper Maryland Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Maryland Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful, Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charge.
Lipper Pennsylvania Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Pennsylvania Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Virginia Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Virginia Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Arizona Index:
An index designed to measure the performance of the tax-exempt Arizona municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Colorado Index:
An index designed to measure the performance of the tax-exempt Colorado municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Maryland Index:
An index designed to measure the performance of the tax exempt Maryland municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Mexico Index:
An index designed to measure the performance of the tax-exempt New
Mexico municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Pennsylvania Index:
An index designed to measure the performance of the tax-exempt
Pennsylvania municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Virginia Index:
An index designed to measure the performance of the tax-exempt Virginia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub- Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process and managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

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Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Arizona Municipal Bond Fund (the “Arizona Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three-
and five-year periods ended December 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one-year period ended
December 31, 2021 and first quartile for the three- and five-year periods ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2022, the Fund outperformed its benchmark for the five-year period ended March 31, 2022 and ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31,
2022 and first quartile for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the
Fund’s overall performance.
For Nuveen Colorado Municipal Bond Fund (the “Colorado Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the third quartile of its
Performance Peer Group for the one-year period ended December 31, 2021 and first quartile for the three- and five-year periods ended December
31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended
March 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2022 and first quartile for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Maryland Municipal Bond Fund (the “Maryland Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2021 and first quartile for the three- and five-year periods ended December 31, 2021. Further, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2022 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2022 and first quartile for the five-year period ended March 31, 2022. In its review, the Board recognized that the Fund’s Performance Peer Group was classified as low for relevancy. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen New Mexico Municipal Bond Fund (the “New Mexico Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021 and ranked in the third quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and first quartile for the five-year period ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one-year period ended March 31, 2022, the Fund outperformed its benchmark for the three- and five-year periods ended March 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-
year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

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For Nuveen Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022.
Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Virginia Municipal Bond Fund (the “Virginia Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three-
and five-year periods ended December 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one-year period ended
December 31, 2021 and first quartile for the three- and five-year periods ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2022. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Arizona Fund and the New Mexico Fund each had a net management fee that was higher than the respective peer average, but a net expense ratio that was in line with the respective peer average; (b) the Colorado Fund had a net management fee that was higher than its peer average, but a net expense ratio that was below its peer average; (c) the Maryland
Fund and the Pennsylvania Fund each had a net management fee that was slightly higher than the respective peer average, but a net expense ratio that was below the respective peer average; and (d) the Virginia Fund had a net management fee and a net expense ratio that were in line with the respective peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the
Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.

In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The
Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

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D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and
2020). The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
141
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
141
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
141

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
141
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
141
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
141
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
141

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
141
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
141
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
141
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
141
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
141

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
Jacques M. Longerstaey
1963
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2019 Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019);
Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC;
formerly, Chief Investment and Model Risk Officer, Wealth & Investment
Management Division, Wells Fargo Bank (NA) (2013-2019).
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MS2-0522D 2261244-INV-Y-07/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended May 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Colorado Municipal Bond Fund	37,025	0	28	0
Nuveen Arizona Municipal Bond Fund	35,975	0	11	0
Nuveen Pennsylvania Municipal Bond Fund	37,025	0	29	0
Nuveen Virginia Municipal Bond Fund	37,025	0	34	0
Nuveen New Mexico Municipal Bond Fund	35,975	0	5	0
Nuveen Maryland Municipal Bond Fund	35,975	0	15	0

Total	$219,000	$0	$28	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Colorado Municipal Bond Fund	0%	0%	0%	0%
Nuveen Arizona Municipal Bond Fund	0%	0%	0%	0%
Nuveen Pennsylvania Municipal Bond Fund	0%	0%	0%	0%
Nuveen Virginia Municipal Bond Fund	0%	0%	0%	0%
Nuveen New Mexico Municipal Bond Fund	0%	0%	0%	0%
Nuveen Maryland Municipal Bond Fund	0%	0%	0%	0%

May 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Colorado Municipal Bond Fund	32,075	0	102	0
Nuveen Arizona Municipal Bond Fund	30,990	0	0	0
Nuveen Pennsylvania Municipal Bond Fund	32,020	0	0	0
Nuveen Virginia Municipal Bond Fund	32,355	0	123	0
Nuveen New Mexico Municipal Bond Fund	30,690	0	0	0
Nuveen Maryland Municipal Bond Fund	31,270	0	0	0

Total	$189,400	$0	$225	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Colorado Municipal Bond Fund	0%	0%	0%	0%
Nuveen Arizona Municipal Bond Fund	0%	0%	0%	0%
Nuveen Pennsylvania Municipal Bond Fund	0%	0%	0%	0%
Nuveen Virginia Municipal Bond Fund	0%	0%	0%	0%
Nuveen New Mexico Municipal Bond Fund	0%	0%	0%	0%
Nuveen Maryland Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust I	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust I	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Colorado Municipal Bond Fund	28	0	0	28
Nuveen Arizona Municipal Bond Fund	11	0	0	11
Nuveen Pennsylvania Municipal Bond Fund	29	0	0	29
Nuveen Virginia Municipal Bond Fund	34	0	0	34
Nuveen New Mexico Municipal Bond Fund	5	0	0	5
Nuveen Maryland Municipal Bond Fund	15	0	0	15

Total	$28	$0	$0	$28
“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Colorado Municipal Bond Fund	102	0	0	102
Nuveen Arizona Municipal Bond Fund	0	0	0	0
Nuveen Pennsylvania Municipal Bond Fund	0	0	0	0
Nuveen Virginia Municipal Bond Fund	123	0	0	123
Nuveen New Mexico Municipal Bond Fund	0	0	0	0
Nuveen Maryland Municipal Bond Fund	0	0	0	0

Total	$225	$0	$0	$225

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: August 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: August 8, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: August 8, 2022